UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%
	Shares	Value
ARGENTINA — 0.1%
MercadoLibre	1,532	$234,519
Pampa Energia ADR *	2,997	81,698
Ternium ADR	13,966	303,202

		619,419

AUSTRALIA — 1.8%
Abacus Property Group ‡	45,505	109,623
Aconex *	16,401	99,961
Adelaide Brighton	18,475	82,977
AGL Energy	37,851	591,979
Amcor	35,511	405,337
APA Group	79,013	583,044
APN Outdoor Group	24,544	150,337
Ardent Leisure Group	29,520	47,559
Aristocrat Leisure	50,163	607,653
Asciano	15,387	106,760
ASX	1,069	40,375
Bapcor	69,916	303,918
Beach Energy	208,561	87,965
BlueScope Steel	23,961	153,867
Brambles	27,337	279,419
Caltex Australia	9,340	235,367
Cleanaway Waste Management	105,495	68,546
Commonwealth Bank of Australia	4,947	290,794
Computershare	23,896	161,258
CSG	53,286	63,374
CSL	10,349	928,034
CYBG *	18,923	64,137
Domino’s Pizza Enterprises	29,819	1,704,098
DuluxGroup	22,574	113,910
Event Hospitality and Entertainment	5,176	58,019
Goodman Group ‡	12,602	72,210
GUD Holdings	3,733	28,511
Hansen Technologies	24,702	77,905
Insurance Australia Group	14,182	65,096
IRESS	11,306	97,089
Iron Mountain ‡ *	1,327	55,485
iSentia Group	21,469	51,230
JB Hi-Fi	4,199	82,775
LendLease Group	49,100	500,373
Macquarie Atlas Roads Group	18,280	80,850
McMillan Shakespeare	5,650	60,541
Mineral Resources	87,106	650,045
National Australia Bank	8,136	164,095
Navitas	18,894	85,289

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
Newcrest Mining *	17,593	$334,244
Origin Energy	46,669	195,063
Orora	240,651	524,872
Ramsay Health Care	4,029	241,242
Regis Resources	190,549	583,573
Rio Tinto	2,512	94,610
Scentre Group ‡	15,293	61,596
SMS Management & Technology	13,961	19,628
Southern Cross Media Group	57,479	55,038
Spotless Group Holdings	33,984	30,862
Star Entertainment Grp	29,336	131,980
Stockland ‡	19,141	73,313
Suncorp Group	6,044	61,686
Super Retail Group	9,154	68,174
Sydney Airport	27,357	157,172
Tabcorp Holdings	24,107	89,585
Tatts Group	40,099	125,854
Telstra	190,997	837,502
Ten Network Holdings *	41,069	35,736
TPG Telecom	23,833	232,375
Transurban Group	30,115	287,446
Treasury Wine Estates	17,023	124,838
Vicinity Centres ‡	26,039	68,467
Village Roadshow	3,957	16,178
Washington H Soul Pattinson	7,947	105,265
Wesfarmers	18,007	587,470
Westfield ‡	5,874	47,675
Westpac Banking	9,821	232,039
Whitehaven Coal *	151,136	193,531
Woodside Petroleum	18,175	366,434
Woolworths	22,151	394,075

		15,787,328

AUSTRIA — 0.2%
ams	5,335	176,971
BUWOG	13,939	338,014
Conwert Immobilien Invest	8,493	139,722
Erste Group Bank	2,944	78,023
Immobilien Anlagen	7,359	138,220
Oesterreichische Post	5,380	187,724
OMV	22,524	598,449
Schoeller-Bleckmann Oilfield Equipment	1,010	61,925
Telekom Austria	8,670	51,025
Verbund	11,909	186,401
voestalpine	4,346	153,151
Wienerberger	5,642	87,047

		2,196,672

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
BELGIUM — 0.5%
Anheuser-Busch InBev	12,923	$1,665,853
Barco	1,594	122,662
Bekaert	1,905	87,290
bpost	6,682	174,997
Cofinimmo ‡	1	125
Colruyt	338	18,853
D’ieteren	1,219	53,424
Econocom Group	4,595	60,183
Elia System Operator	1,619	86,276
Euronav	6,701	57,686
Groupe Bruxelles Lambert	4,211	355,213
Nyrstar *	4,609	42,016
Proximus SADP	8,421	262,812
Telenet Group Holding *	3,256	154,436
Tessenderlo Chemie	6,099	207,357
UCB	6,560	513,168
Umicore	3,188	184,412

		4,046,763

BERMUDA — 0.0%
Maiden Holdings	4,700	65,659

BRAZIL — 1.1%
&FBovespa – Bolsa de Valores Mercadorias e Futuros	72,400	425,593
AES Tiete Energia	13,600	72,480
Aliansce Shopping Centers	6,000	26,739
Ambev ADR	82,075	474,393
Arezzo Industria e Comercio	5,300	45,752
Banco do Brasil	32,800	213,447
Banco Santander Brasil ADR	40,256	251,600
BB Seguridade Participacoes	33,781	315,473
BRF	23,781	397,524
CCR	61,086	351,738
CETIP – Mercados Organizados	6,500	87,204
Cia de Saneamento Basico do Estado de Sao Paulo ADR	13,900	131,216
Cia Energetica de Minas Gerais ADR	12,405	34,362
Cia Hering	5,600	31,917
Cia Paranaense de Energia ADR	15,850	156,915
Cielo	77,453	883,839
Cosan Industria e Comercio	25,322	266,700
CPFL Energia	21,532	151,407
CSU Cardsystem	14,100	21,526
Cyrela Brazil Realty Empreendimentos e Participacoes	10,000	34,450
Duratex	56,200	169,342

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
EcoRodovias Infraestrutura e Logistica *	17,600	$44,239
EDP – Energias do Brasil	11,900	52,776
Embraer	29,600	135,931
Engie Brasil Energia	29,933	394,472
Equatorial Energia	15,500	264,357
Estacio Participacoes	18,000	99,038
Eternit	17,800	9,278
Fibria Celulose	11,037	67,432
Gerdau ADR	270,000	637,200
Grendene	11,300	59,525
Industrias Romi	43,400	32,928
Itau Unibanco Holding ADR	18,697	195,384
JBS	97,400	327,430
Kroton Educacional	39,116	176,133
Light	14,100	62,881
Linx	17,100	98,041
Localiza Rent a Car	9,200	113,808
Lojas Renner	61,668	517,894
Marfrig Global Foods *	8,400	14,767
MRV Engenharia e Participacoes	40,300	167,171
Multiplus	6,100	81,123
Odontoprev	39,900	160,097
QGEP Participacoes	23,800	44,041
Qualicorp	33,027	217,471
Raia Drogasil	1,600	32,968
Telefonica Brasil ADR	15,344	232,308
Tereos Internacional *	294	5,785
TIM Participacoes ADR	10,992	141,687
Transmissora Alianca de Energia Eletrica	9,100	72,578
Tupy	5,900	26,749
Ultrapar Participacoes	29,396	670,893
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	6,347	57,041
WEG	31,300	147,696

		9,904,739

CANADA — 2.5%
Advantage Oil & Gas *	12,470	78,890
Agnico Eagle Mines	1,814	105,563
Aimia	5,900	38,817
Air Canada, Cl B *	79,800	549,460
Allied Properties ‡	3,039	92,218
Bank of Montreal	1,400	89,749
Bank of Nova Scotia	1,600	81,259
Barrick Gold	14,335	313,017

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
BCE	10,615	$508,372
Bellatrix Exploration *	56,551	48,510
Boyd Group Income Fund	5,736	338,233
CAE	8,700	116,076
Canadian Imperial Bank of Commerce	3,500	265,894
Canadian National Railway	7,487	474,629
Canadian Tire, Cl A	800	84,059
Canadian Utilities, Cl A	6,200	190,846
Canfor *	4,052	48,103
Capital Power	5,173	83,202
CCL Industries, Cl B	3,096	554,157
Celestica *	50,700	561,500
CGI Group, Cl A *	7,544	366,265
Chartwell Retirement Residences ‡	5,200	63,165
China Gold International Resources *	9,434	17,847
CI Financial	7,500	153,314
Cineplex	1,300	50,660
Cogeco Communications	1,155	56,845
Computer Modelling Group	5,400	40,987
Concordia International	48,751	851,318
Constellation Software	593	241,401
Cott	24,425	364,041
Descartes Systems Group *	13,369	269,602
Dollarama	29,247	2,162,529
Domtar	17,500	688,975
Emera	6,700	249,804
Empire	3,369	53,671
Enbridge	3,400	139,864
Enghouse Systems	1,200	49,051
Extendicare	7,542	47,425
Fairfax Financial Holdings	200	107,228
Fortis	11,100	367,690
Franco-Nevada	1,900	146,496
George Weston	1,000	88,814
Gildan Activewear	4,089	119,978
Goldcorp	7,394	132,120
IMAX *	1,300	41,067
Imperial Oil	8,879	273,174
Innergex Renewable Energy	7,000	83,851
Jean Coutu Group PJC, Cl A	4,100	59,381
Kinaxis *	7,331	346,940
Kinross Gold *	26,437	136,675
Laurentian Bank of Canada	2,226	82,534
Lions Gate Entertainment	40,500	809,595
Loblaw	4,649	259,324

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
lululemon athletica *	27,318	$2,121,243
MacDonald Dettwiler & Associates	1,486	97,469
Maple Leaf Foods	21,469	488,691
Metro, Cl A	14,156	514,675
Milestone Apartments Real Estate Investment Trust ‡	11,600	185,952
New Flyer Industries	15,824	502,359
North West	2,800	65,408
Northland Power	5,100	95,817
Open Text	3,721	226,740
Parex Resources *	11,221	108,802
Parkland Fuel	5,723	101,560
Pason Systems	7,833	104,928
Pembina Pipeline	10,200	297,489
Quebecor, Cl B	5,400	166,345
Raging River Exploration *	12,048	95,505
Ritchie Bros Auctioneers	1,600	53,062
Rogers Communications, Cl B	14,222	628,180
Royal Bank of Canada	2,500	152,395
Saputo	6,300	189,292
SEMAFO *	21,477	115,638
Shaw Communications, Cl B	8,255	167,420
Sienna Senior Living	3,959	53,033
Silver Wheaton	6,569	183,388
SNC-Lavalin Group	1,912	82,373
Stantec	2,200	55,992
Sun Life Financial	4,300	141,681
Suncor Energy	2,743	73,825
Tahoe Resources	26,273	407,884
Thomson Reuters	4,800	202,235
Toromont Industries	2,200	66,051
TransCanada	5,172	239,814
Uni-Select	10,686	260,674
Valeant Pharmaceuticals International *	11,245	250,453
Waste Connections	1,540	114,741
Yamana Gold	22,435	128,357

		22,283,656

CHILE — 0.2%
AES Gener	93,847	45,171
Aguas Andinas, Cl A	13,860	8,364
AntarChile	8,852	84,511
Antofagasta	10,767	71,319
Banco de Chile	485,017	53,855
Banco de Credito e Inversiones	1,171	52,839
Banmedica	29,646	58,192
Besalco	150,131	60,773

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHILE (continued)
CAP	13,755	$59,987
Cia Cervecerias Unidas ADR	1,800	41,166
Colbun	46,100	11,330
Empresa Nacional de Telecomunicaciones *	13,714	135,116
Empresas CMPC	52,670	110,513
Empresas COPEC	19,102	173,323
Enersis Americas	315,397	55,400
Enersis Chile	315,397	36,625
Parque Arauco	28,360	62,815
Quinenco	20,604	40,443
SACI Falabella	62,761	462,091
SONDA	56,472	103,515
Vina Concha y Toro	58,530	99,724

		1,827,072

CHINA — 4.1%
Agricultural Bank of China	532,000	195,427
Alibaba Group Holding ADR *	44,045	3,632,832
Aluminum Corp of China *	214,000	68,957
Anhui Conch Cement	33,500	87,869
Baidu ADR *	11,872	1,894,771
Bank of China	1,587,000	652,522
Bank of Communications	355,000	239,308
Baoye Group	58,000	42,014
BYD *	10,500	66,586
Central China Real Estate	93,000	18,100
CGN Power (A)	380,000	112,162
China Biologic Products *	2,605	310,985
China Coal Energy	152,000	80,130
China Communications Services	1,186,000	643,568
China Construction Bank	1,901,000	1,274,129
China Datang Renewable Power	136,000	14,024
China Eastern Airlines *	476,000	266,885
China Finance Online ADR *	18,000	77,400
China King-Highway Holdings *	45,887	104,666
China Longyuan Power Group	150,420	120,593
China Medical System Holdings	66,000	96,979
China Mobile	225,172	2,776,050
China Oilfield Services	40,000	31,192
China Petroleum & Chemical	752,101	534,141
China Railway Construction	66,500	79,714
China Railway Group	182,000	136,997
China Resources Beer Holdings	38,000	73,567
China Shenhua Energy	36,500	69,722
China Shineway Pharmaceutical Group	420,000	443,364

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
China Shipping Container Lines *	42,000	$8,770
China Southern Airlines	152,000	100,309
China Telecom	668,000	328,903
China Unicom Hong Kong	230,000	245,167
Chongqing Rural Commercial Bank	962,000	504,658
CNOOC	552,936	661,379
CRRC	34,000	31,158
Ctrip.com International ADR *	76,432	3,337,785
Datang International Power Generation	214,000	55,442
Dongfeng Motor Group	70,000	86,345
Golden Eagle Retail Group	49,000	55,010
Guangdong Electric Power Development, Cl B	96,271	43,927
Hengan International Group	20,000	168,076
Huadian Power International	60,000	28,382
Huaneng Power International	100,000	61,224
Industrial & Commercial Bank of China	1,739,000	983,993
Inner Mongolia Yitai Coal, Cl B	75,600	55,188
Intime Retail Group	58,000	45,677
Kweichow Moutai, Cl A	8,227	387,120
KWG Property Holding	205,500	127,140
NetEase ADR	6,797	1,388,423
New Oriental Education & Technology Group ADR	10,787	475,275
PetroChina	1,280,000	867,808
Shanghai International Airport, Cl A	53,758	225,210
SINA *	4,321	232,816
Sinopec Shanghai Petrochemical	564,000	274,789
Sinopharm Group	492,062	2,381,539
Sinotruk Hong Kong	74,500	33,225
Stella International Holdings	39,000	66,756
Sun Art Retail Group	85,000	59,052
TAL Education Group ADR *	1,800	108,378
Tencent Holdings	362,294	8,708,990
Tsingtao Brewery	14,000	49,353
Uni-President China Holdings	78,000	59,819
Vipshop Holdings ADR *	3,160	44,967
Want Want China Holdings	139,000	85,101
Yanzhou Coal Mining	64,000	39,348
Zhaojin Mining Industry	54,000	61,946
Zhuzhou CRRC Times Electric	15,500	85,507
Zijin Mining Group	354,000	128,671

		36,837,280

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
COLOMBIA — 0.0%
Avianca Holdings ADR	13,703	$83,040

CZECH REPUBLIC — 0.0%
Unipetrol	6,190	44,809

DENMARK — 0.7%
AP Moeller – Maersk, Cl A	52	67,955
AP Moeller – Maersk, Cl B	165	223,933
Carlsberg, Cl B	3,184	316,077
Chr Hansen Holding	1,940	122,053
Danske Bank	27,884	757,705
Dfds	5,198	237,574
DSV	1,462	65,085
Genmab *	783	141,924
H Lundbeck	4,201	170,792
Novo Nordisk, Cl B	27,886	1,588,863
Novo Nordisk ADR	15,584	887,821
Novozymes, Cl B	5,101	250,314
Pandora	2,967	386,173
Rockwool International, Cl B	1,134	214,748
Royal Unibrew	5,012	230,504
SimCorp	1,274	65,945
TDC	23,457	123,462
Tryg	11,320	211,137

		6,062,065

EGYPT — 0.0%
Commercial International Bank Egypt SAE	33,488	180,377

FINLAND — 0.4%
Amer Sports	9,162	259,971
Elisa	4,423	160,414
Fortum	15,044	249,766
Huhtamaki	7,891	346,623
Kesko, Cl B	5,084	226,562
Kone, Cl B	11,268	570,549
Neste	6,234	236,062
Nokia	27,795	159,725
Orion, Cl B	6,075	248,787
Sampo, Cl A	11,130	461,277
Sanoma	9,867	79,150
Stora Enso, Cl R	14,793	134,294
Tikkurila	129	2,482
Valmet	22,528	294,178

		3,429,840

FRANCE — 2.5%
Accor	2,340	97,909

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Air Liquide	8,976	$957,259
Airbus Group	6,293	370,284
Alten	2,681	185,897
Altran Technologies	3,831	55,594
Atos	9,389	920,268
AXA	31,000	631,818
BNP Paribas	7,269	360,463
Christian Dior	923	166,913
Cie Generale des Etablissements Michelin	1,028	105,093
CNP Assurances	3,431	52,417
Danone	22,008	1,694,797
Dassault Systemes	10,526	869,312
Electricite de France	4,715	61,702
Engie	34,459	567,286
Eurazeo	765	48,896
Eutelsat Communications	291	5,784
Fonciere Des Regions ‡	546	51,362
Gecina ‡	393	59,448
Hermes International	2,327	1,001,095
ICADE ‡	687	52,951
Iliad	2,628	510,792
Ingenico Group	1,419	155,520
Ipsen	923	60,212
Kering	11,610	2,205,310
Klepierre ‡	1,324	63,391
Korian	2,735	96,854
L’Oreal	2,404	457,578
LVMH Moet Hennessy Louis Vuitton	4,353	746,548
Nexity	1,371	72,884
Orange	73,608	1,126,607
Orpea	751	66,372
Remy Cointreau	4,507	394,139
Renault	7,191	629,097
Rubis	643	51,896
Safran	9,338	634,748
Sanofi	8,623	734,129
SCOR	1,455	42,514
SEB	3,264	434,616
SFR Group	57,603	1,360,782
Sodexo	3,479	407,429
Sopra Steria Group	2,144	251,686
Suez	7,591	123,185
Technip	418	23,331
Teleperformance	5,158	479,730
TOTAL	20,738	991,399
Ubisoft Entertainment *	9,210	378,151

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Unibail-Rodamco ‡	834	$229,514
Veolia Environnement	9,803	217,662
Vicat	814	48,597
Vinci	3,160	239,848
Virbac	276	54,370
Vivendi	21,253	417,837
Wendel	411	43,869

		22,067,145

GERMANY — 2.2%
adidas	2,514	412,465
ADO Properties (A)	4,352	177,228
Allianz	6,492	931,213
alstria office ‡	10,086	140,389
AURELIUS Equity Opportunities & KGaA	7,049	429,426
BASF	9,917	778,991
Bayer	5,200	559,387
Bechtle	682	78,840
Brenntag	1,164	57,793
Daimler	52,697	3,583,243
Deutsche EuroShop	1,066	50,550
Deutsche Lufthansa	3,236	38,458
Deutsche Telekom	87,817	1,494,789
Deutsche Wohnen	7,591	284,095
E.ON	59,788	641,161
Evonik Industries	1,927	60,065
Fraport Frankfurt Airport Services Worldwide	768	41,987
Freenet	3,906	109,020
Fresenius & KGaA	16,221	1,211,248
Fresenius Medical Care & KGaA	1,085	99,178
GEA Group	1,760	93,928
Gerresheimer	1,810	155,351
Grand City Properties	13,862	308,406
GRENKE	202	39,522
Hannover Rueck	506	51,774
HeidelbergCement	1,187	100,513
Henkel & KGaA	3,765	408,722
HUGO BOSS	664	39,382
Kabel Deutschland Holding	445	52,736
KION Group	7,290	399,607
Krones	462	46,192
KUKA	677	82,274
KWS Saat	302	96,362
LEG Immobilien	702	70,471
Linde	1,588	228,493
MAN	704	73,812
Merk	794	87,669

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
MTU Aero Engines	593	$60,596
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,159	193,329
Nemetschek	1,167	73,403
ProSiebenSat.1 Media	1,152	52,664
Rheinmetall	11,060	774,305
RWE	23,859	424,258
SAP	10,374	909,414
Siemens	5,211	565,814
Software	2,194	88,476
STADA Arzneimittel	8,700	469,554
Symrise	1,082	76,258
TAG Immobilien	3,903	55,548
Telefonica Deutschland Holding	8,989	36,681
TUI	2,748	35,805
Volkswagen	594	88,092
Vonovia	3,190	126,430
Wincor Nixdorf	1,419	88,667
Wirecard	39,281	1,826,482
Zalando * (A)	3,985	151,144

		19,611,660

GREECE — 0.2%
Aegean Airlines	5,497	43,757
Aegean Marine Petroleum Network	8,796	57,350
Alpha Bank AE *	24,430	48,344
Athens Water Supply & Sewage	9,035	57,880
Diana Shipping *	10,900	28,340
Eurobank Ergasias *	79,801	45,501
FF Group	1,514	37,239
GEK Terna Holding Real Estate Construction *	7,794	16,905
Grivalia Properties REIC AE ‡	3,869	30,019
Hellenic Exchanges - Athens Stock Exchange	18,602	87,140
Hellenic Petroleum	13,414	57,138
Hellenic Telecommunications Organization	44,727	435,044
Hellenic Telecommunications Organization ADR	1,699	8,019
Intralot -Integrated Lottery Systems & Services *	13,695	13,765
JUMBO	7,086	83,737
Metka Industrial – Construction	2,405	19,682
Motor Oil Hellas Corinth Refineries	7,664	89,540
Navios Maritime Acquisition	35,000	53,550

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
GREECE (continued)
Navios Maritime Holdings	23,900	$22,466
OPAP	9,095	72,703
Public Power	27,002	85,131
StealthGas *	2,507	8,925
Terna Energy	11,598	34,491
Titan Cement	8,085	184,759
Tsakos Energy Navigation	30,700	157,184

		1,778,609

HONG KONG — 1.8%
3SBio * (A)	43,500	43,621
AIA Group	352,869	2,185,419
Alibaba Pictures Group *	100,000	21,396
ANTA Sports Products	25,000	55,682
APT Satellite Holdings	383,000	263,613
Bank of Jinzhou	72,000	62,456
Beijing Enterprises Holdings	16,500	92,938
Beijing Enterprises Water Group	160,000	97,134
Beijing Jingneng Clean Energy	172,000	51,877
BOC Hong Kong Holdings	18,000	59,046
Brightoil Petroleum Holdings	139,000	40,849
Brilliance China Automotive Holdings	24,000	26,634
C C Land Holdings	123,000	31,866
Cafe de Coral Holdings	16,000	53,826
Cheung Kong Infrastructure Holdings	9,000	79,578
China Conch Venture Holdings	26,500	50,688
China Everbright International	40,000	43,205
China Evergrande Group	177,000	111,560
China High Speed Transmission Equipment Group	168,000	129,924
China Hongqiao Group	74,000	49,407
China Huishan Dairy Holdings	166,000	65,258
China Innovationpay Group *	304,000	15,869
China Mengniu Dairy	118,000	197,113
China Minsheng Banking	11,400	11,887
China Overseas Land & Investment	96,793	318,135
China Power International Development	130,000	52,949
China Resources Cement Holdings	76,000	27,624
China Resources Gas Group	30,000	87,969
China Resources Power Holdings	70,000	111,518
China State Construction International Holdings	38,000	50,840
China Sunshine Paper Holdings	100,500	14,249

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
China Traditional Chinese Medicine Holding *	120,000	$49,031
China Zhongwang Holdings	169,600	75,636
CITIC	52,000	78,552
CK Hutchison Holdings	26,100	305,460
CLP Holdings	85,500	890,441
CSPC Pharmaceutical Group	122,000	105,514
Esprit Holdings	33,300	26,697
Galaxy Entertainment Group	474,271	1,577,154
GCL New Energy Holdings *	696,000	30,501
Geely Automobile Holdings	60,000	39,441
Global Brands Group Holding *	620,000	54,341
GOME Electrical Appliances Holding	371,000	44,950
G-Resources Group	1,956,000	34,288
Guangdong Investment	72,000	110,435
Guangzhou Automobile Group	72,000	92,432
Guangzhou Baiyunshan Pharmaceutical Holdings	22,000	54,501
Haier Electronics Group	33,000	55,295
Hang Seng Bank	21,700	387,380
HC International *	74,000	43,112
Henderson Land Development	7,700	45,852
HKT Trust & HKT	188,000	297,082
Honbridge Holdings *	306,000	20,509
Hong Kong Exchanges and Clearing	5,000	123,415
Hongkong Land Holdings	8,000	51,200
Hopewell Highway Infrastructure	3,000	1,535
Hopewell Holdings	60,000	199,139
Hua Han Health Industry Holdings	564,000	52,341
Hysan Development	19,000	87,428
Jardine Matheson Holdings	1,600	94,880
Jardine Strategic Holdings	500	15,300
Johnson Electric Holdings	125	314
Kingboard Chemical Holdings	75,500	162,904
Kingston Financial Group	58,000	25,642
KuangChi Science *	201,000	69,950
Kunlun Energy	126,000	95,169
Landing International Development *	1,865,000	36,538
Lee & Man Paper Manufacturing	543,250	418,725
Lenovo Group	8,000	5,176
Leoch International Technology	128,000	13,199
Li & Fung	138,000	69,014

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Link ‡	13,000	$97,017
Luye Pharma Group *	40,000	25,933
Man Wah Holdings	100,000	72,953
MGM China Holdings	40,800	59,109
MTR	53,500	302,724
New World Development	40,000	46,505
Nine Dragons Paper Holdings	114,000	90,513
Orient Overseas International	1,500	5,317
PAX Global Technology	111,000	91,708
PCCW	275,000	200,267
Phoenix Healthcare Group	53,500	79,025
Power Assets Holdings	44,500	435,628
Qinqin Foodstuffs Group Cayman *	4,000	1,480
Sands China	150,359	573,653
Shanghai Industrial Holdings	23,000	53,777
Shanghai Pharmaceuticals Holding	30,900	73,283
Shangri-La Asia	36,000	38,652
Shenzhen International Holdings	40,780	59,291
Sino Biopharmaceutical	210,000	140,209
Sino Land	32,000	57,084
Sino Oil And Gas Holdings *	335,000	10,104
SJM Holdings	72,000	44,916
SSY Group	76,690	24,613
Sun Hung Kai Properties	8,000	114,457
Superb Summit International Group *	75,000	—
Swire Pacific, Cl A	4,000	47,793
Techtronic Industries	109,059	461,769
Television Broadcasts	15,400	52,204
Tong Ren Tang Technologies	38,000	59,951
Tonly Electronics Holdings	800	364
Town Health International Medical Group	344,000	54,981
TPV Technology	266,000	51,771
Truly International Holdings	220,000	119,664
VTech Holdings	9,000	97,849
Welling Holding	122,000	22,801
West China Cement	406,000	38,201
WH Group (A)	768,500	605,219
Wharf Holdings	13,000	89,561
Wynn Macau	860,800	1,397,979
Yue Yuen Industrial Holdings	19,000	77,142

		16,320,070

COMMON STOCK — continued
	Shares	Value
HUNGARY — 0.0%
Richter Gedeon Nyrt	13,595	$287,308

INDIA — 0.9%
Ambuja Cements	16,467	66,682
Ashapura Minechem *	63,961	68,177
Asian Paints	3,335	55,471
Aurobindo Pharma	5,942	70,206
Bharat Heavy Electricals	25,789	56,171
Bharat Petroleum	29,435	260,426
Bharti Airtel *	39,613	214,106
Bharti Infratel	9,692	57,210
CESC	5,541	50,840
Container of India	3,962	88,716
Dabur India	12,231	55,435
Eicher Motors	215	72,092
Garware Wall Ropes	10,689	72,271
HDFC Bank ADR	18,231	1,262,861
Hero MotoCorp	1,088	52,027
Hindalco Industries	102,165	203,689
Hindustan Petroleum	16,466	310,146
Hindustan Unilever	7,397	101,875
Hindustan Zinc	31,776	96,749
ICICI Bank	24,461	96,004
Indiabulls Housing Finance	19,243	219,606
Indian Oil	35,023	284,639
Infosys ADR	18,260	300,012
ITC	95,648	360,474
Kotak Mahindra Bank	4,873	55,543
Larsen & Toubro	9,786	227,736
LIC Housing Finance	9,616	74,648
Lupin	2,367	61,480
Mahindra & Mahindra	4,827	105,695
Maruti Suzuki India	1,076	76,423
Nilkamal	4,127	78,317
NMDC	26,177	39,079
NTPC	65,095	153,882
Petronet LNG	35,856	159,515
Power Grid Corp of India	182,836	480,393
Reliance Capital	12,640	84,556
Reliance Industries	13,023	197,313
RSWM	9,466	65,521
Sangam India	2,196	8,887
Shree Cement	258	62,050
Siemens	4,335	85,328
Sun Pharmaceutical Industries	8,154	101,029
Tata Consultancy Services	3,542	138,502
Tata Motors	35,913	269,783
Tata Power	92,670	99,608

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Tinplate of India	21,107	$26,500
Torrent Power	36,889	93,372
Trident	60,878	42,261
TVS Srichakra	584	20,464
UltraTech Cement	4,514	250,563
Vardhman Textiles	19,263	312,648
WNS Holdings ADR *	2,434	68,322
Yes Bank	9,644	175,207
Zee Entertainment Enterprises	32,636	242,291

		8,332,801

INDONESIA — 0.5%
AKR Corporindo	102,100	52,615
Asahimas Flat Glass	9,000	4,707
Astra Graphia	171,500	26,841
Astra International	750,492	442,612
Bank Central Asia	649,681	716,715
Bank Negara Indonesia Persero	297,500	121,512
Bank Tabungan Negara Persero	1,313,100	197,990
Bumi Serpong Damai	1,306,587	208,479
Energi Mega Persada *	14,621,400	55,813
Gudang Garam	78,600	405,196
Indo Tambangraya Megah	75,000	72,003
Indocement Tunggal Prakarsa	25,500	33,241
Indofood Sukses Makmur	122,700	77,984
Indosat *	101,300	52,976
Japfa Comfeed Indonesia	1,750,500	200,462
Jasa Marga Persero	88,500	35,978
Kalbe Farma	998,100	127,634
Matahari Department Store	164,364	250,025
Perusahaan Gas Negara Persero	475,600	119,458
Petrosea *	162,400	6,261
Samudera Indonesia	15,400	5,150
Semen Indonesia Persero	100,100	71,645
Sugih Energy *	2,112,200	49,989
Tambang Batubara Bukit Asam Persero	25,500	19,176
Telekomunikasi Indonesia Persero	3,713,081	1,199,094
Tower Bersama Infrastructure	78,000	33,943
Unilever Indonesia	2,500	8,598
Waskita Karya Persero	782,344	165,446

		4,761,543

IRELAND — 0.9%
Accenture PLC, Cl A	15,328	1,729,152
Bank of Ireland *	609,745	126,114
C&C Group PLC	940	3,787

COMMON STOCK — continued
	Shares	Value
IRELAND (continued)
CRH PLC	20,004	$614,467
Dalata Hotel Group *	7,190	31,109
Experian	12,077	236,074
Fleetmatics Group *	1,899	81,581
Fly Leasing ADR	3,873	47,986
Green ‡	37,619	61,742
Hibernia ‡	41,039	62,399
Icon PLC *	2,894	224,777
Kerry Group, Cl A	2,546	217,895
Paddy Power Betfair	829	97,317
Ryanair Holdings ADR	32,932	2,330,598
Seagate Technology	20,600	659,818
Smurfit Kappa Group	12,842	301,506
Trinity Biotech PLC ADR	11,905	152,741
Tyco International	27,475	1,252,036

		8,231,099

ISRAEL — 0.2%
Bank Hapoalim	38,928	198,178
Bezeq The Israeli Telecommunication	83,753	165,352
Check Point Software Technologies *	1,200	92,256
Elbit Systems	3,320	334,352
Israel Chemicals	28,872	117,506
Israel Discount Bank, Cl A *	140,915	242,870
Kenon Holdings *	7	82
Mellanox Technologies *	2,700	119,286
Mizrahi Tefahot Bank	3,810	46,266
Oil Refineries *	133,566	48,080
Paz Oil	334	54,421
Teva Pharmaceutical Industries	3,607	194,538
Teva Pharmaceutical Industries ADR	3,477	186,020
The Israel Corporation	206	35,272
Tower Semiconductor *	14,820	201,802

		2,036,281

ITALY — 1.2%
Amplifon	36,494	363,940
Ansaldo STS	5,099	59,743
Assicurazioni Generali	11,532	151,877
Atlantia	13,217	330,259
Banca Monte dei Paschi di Siena *	121,772	41,959
Brembo	6,259	365,624
CNH Industrial	348,436	2,485,350
Davide Campari-Milano	46,708	482,250
De’ Longhi	5,901	147,451

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
DiaSorin	1,323	$83,274
Ei Towers *	938	50,610
Enel	151,008	695,233
Eni	113,702	1,738,994
ERG	4,679	54,142
EXOR	3,879	151,049
Infrastrutture Wireless Italiane (A)	10,675	53,372
Interpump Group	3,725	60,303
Intesa Sanpaolo	122,286	269,331
Italmobiliare *	7,075	241,568
Luxottica Group	3,463	168,068
Mediaset	16,500	49,955
Moncler	3,746	65,669
OVS (A)	20,523	120,690
Parmalat	32,571	85,647
Pfeiffer Vacuum Technology	714	73,823
Poste Italiane (A)	7,701	53,596
Prysmian	19,613	458,722
Recordati	9,475	307,306
Reply	503	71,982
Snam	69,564	402,475
Telecom Italia	714,483	609,881
Tenaris	4,206	56,240
Terna Rete Elettrica Nazionale	44,591	242,784
Unipol Gruppo Finanziario	98,810	273,966
Yoox Net-A-Porter Group, Cl A *	2,389	66,880

		10,934,013

JAPAN — 4.2%
Aeon	9,200	133,624
Aica Kogyo	3,700	90,836
Air Water	8,000	138,149
Aisin Seiki	1,500	69,756
Alps Electric	4,400	100,907
ANA Holdings	28,000	80,760
Ariake Japan	3,122	173,181
Asahi Intecc	6,377	296,554
Asahi Kasei	13,000	99,747
Ashikaga Holdings	22,400	75,739
Astellas Pharma	18,400	310,439
Bridgestone	2,900	102,346
Calbee	4,000	176,802
Canon	6,600	189,847
Central Glass	22,000	96,163
Chiba Bank	12,000	58,450
Chubu Electric Power	53,000	784,079
Chugai Pharmaceutical	3,305	125,191
Citizen Holdings	9,900	53,752

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Concordia Financial Group *	14,000	$60,948
Cosmo Energy Holdings	700	7,821
Credit Saison	3,800	64,131
Dai Nippon Printing	8,000	90,479
Daicel	12,000	136,894
Daifuku	20,915	445,214
Daikyonishikawa	17,100	247,362
Daito Trust Construction	500	84,236
Daiwa House Industry	2,700	76,712
Daiwa Securities Group	352,000	2,019,166
Denso	2,100	83,271
East Japan Railway	1,500	139,437
Eisai	3,000	177,704
Electric Power Development	6,000	139,423
Fancl	7,300	123,127
Fast Retailing	200	65,526
FP	2,000	105,258
Frontier Real Estate Investment ‡	9	48,336
Fuji Heavy Industries	1,800	70,828
FUJIFILM Holdings	8,500	310,643
Fujitsu	14,000	59,411
Heiwa	13,700	283,842
Hino Motors	52,400	559,255
Hirose Electric	840	105,623
Hiroshima Bank	22,000	81,070
Hitachi	29,000	135,429
Hitachi Chemical	4,100	86,955
Hitachi Koki	5,800	39,449
Hokkaido Electric Power *	30,600	244,716
Hokkoku Bank	14,000	44,455
Hokuetsu Kishu Paper	22,000	156,966
Honda Motor	6,100	169,874
Hoshizaki	7,132	653,543
House Foods Group	6,400	158,189
Idemitsu Kosan	3,400	66,844
ITOCHU	58,500	672,232
Itoham Yonekyu Holdings *	19,000	197,011
Japan Real Estate Investment ‡	11	66,732
Japan Retail Fund Investment ‡	27	66,683
Japan Tobacco	9,900	390,528
Joyo Bank	11,000	43,661
JSR	2,800	38,830
JX Holdings	80,300	305,271
Kajima	22,562	168,494
Kamigumi	7,000	63,802
Kaneka	12,000	92,086
Kao	3,200	174,152

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Kawasaki Heavy Industries	17,000	$51,149
KDDI	34,200	1,054,138
Keio	15,000	140,981
Kewpie	4,500	139,584
Keyence	765	546,712
Kintetsu Group Holdings	3,000	13,084
Kirin Holdings	7,000	121,223
Kobayashi Pharmaceutical	3,800	181,928
Koito Manufacturing	3,179	159,519
Komatsu	11,200	221,673
Koyo Seiko	6,000	85,559
Kuraray	8,600	110,245
Kyowa Hakko Kirin	3,000	53,011
Kyushu Electric Power	13,400	126,862
Kyushu Financial Group	7,810	43,782
Leopalace21	10,300	74,801
LINE ADR *	470	17,258
M3	2,700	87,588
Makita	1,300	92,370
Marubeni	17,000	80,172
Maruichi Steel Tube	1,800	67,212
Miraca Holdings	2,200	101,985
Mitsubishi	9,600	167,331
Mitsubishi Chemical Holdings	18,900	104,174
Mitsubishi Gas Chemical	9,000	52,041
Mitsubishi Heavy Industries	2,000	8,685
Mitsubishi Materials	16,000	42,652
Mitsubishi Motors	7,700	36,374
Mitsubishi Tanabe Pharma	6,100	115,023
Mitsubishi UFJ Financial Group	60,900	311,558
Mitsui	5,648	66,895
Mitsui Chemicals	20,000	86,245
Miura	8,100	187,427
Mizuho Financial Group	381,800	625,264
MS&AD Insurance Group Holdings	2,200	64,813
Murata Manufacturing	1,600	201,107
NEC	19,000	52,884
NGK Spark Plug	4,000	66,879
NH Foods	6,000	147,185
Nichirei	34,015	326,699
Nihon Kohden	2,900	81,570
Nihon M&A Center	3,533	217,794
Nippon Building Fund ‡	11	67,918
Nippon Paint Holdings	2,500	69,706
Nippon Shinyaku	1,000	55,471
Nippon Telegraph & Telephone	48,400	2,315,288
Nipro	4,900	61,565

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Nishimatsuya Chain	10,047	$144,450
Nissan Chemical Industries	2,200	70,936
Nissan Motor	5,100	50,583
Nisshin Seifun Group	9,900	164,652
Nissin Electric	8,513	149,093
Nissin Foods Holdings	900	51,512
Nitori Holdings	2,100	262,204
Nitto Denko	1,800	121,917
NOF	23,000	201,068
Nomura Research Institute	1,300	46,376
Noritz	3,800	75,006
NS Solutions	17,600	336,700
NTT Data	1,000	50,081
NTT DOCOMO	42,700	1,150,622
Obic	1,100	65,007
Odakyu Electric Railway	12,000	143,480
Okinawa Electric Power	5,100	103,165
Olympus	11,663	409,208
Ono Pharmaceutical	5,000	181,457
Onward Holdings	8,000	55,510
Open House	11,744	339,423
Oracle Japan	1,900	116,568
Oriental Land	700	44,661
Osaka Gas	60,000	244,739
Otsuka	1,300	67,399
Otsuka Holdings	5,700	273,394
PALTAC CORPORATION	8,324	165,607
PeptiDream *	1,000	56,255
Plenus	6,300	112,929
Relo Group	2,162	340,716
Rengo	52,000	343,490
Resona Holdings	144,500	587,715
Ricoh	5,700	51,171
Rohto Pharmaceutical	3,200	56,012
Santen Pharmaceutical	5,400	90,869
Sawai Pharmaceutical	800	64,057
Seiko Epson	3,100	55,720
Sekisui House	3,700	62,679
Seria	3,621	295,969
Seven Bank	19,500	67,653
Sharp *	50,000	45,082
Shimadzu	4,000	59,156
Shimamura	500	73,700
Shin-Etsu Chemical	3,700	256,155
Shinsei Bank	46,000	70,329
Shionogi	3,300	173,029
Shizuoka Bank	5,000	37,732
Showa Shell Sekiyu	8,600	77,458

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Sompo Japan Nipponkoa Holdings	2,900	$95,610
Start Today	5,817	279,348
Sumitomo	10,200	108,363
Sumitomo Electric Industries	6,600	92,789
Sumitomo Metal Mining	6,000	73,122
Sumitomo Mitsui Financial Group	6,700	217,216
Sumitomo Osaka Cement	33,000	159,122
Sumitomo Realty & Development	3,000	78,958
Sundrug	3,938	344,650
Suruga Bank	4,200	97,390
Taiheiyo Cement	18,000	52,394
Taisei	43,683	396,009
Takashimaya	10,000	76,738
Takeda Pharmaceutical	5,900	265,293
TDK	1,000	62,626
TechnoPro Holdings	9,040	310,090
Teijin	15,000	57,186
Terumo	3,100	134,743
Toho Gas	19,000	168,893
Tokai Rika	27,400	531,968
Tokio Marine Holdings	2,700	106,905
Tokyo Electric Power Holdings *	26,700	105,717
Tokyo Electron	2,500	221,223
Tokyo Gas	60,000	258,147
Tokyo Steel Manufacturing	24,700	175,988
TonenGeneral Sekiyu	19,000	172,989
Topre	10,342	239,508
Toray Industries	15,000	138,291
TOTO	500	21,733
Toyo Suisan Kaisha	2,000	89,773
Toyota Boshoku	8,400	196,509
Toyota Motor	9,860	569,558
Trend Micro	1,400	51,316
TV Asahi Holdings	40,600	674,445
Unicharm	7,900	164,449
USS	6,900	118,545
Wacoal Holdings	9,000	99,672
West Japan Railway	200	12,555
Yahoo Japan	12,900	57,524
Yamaguchi Financial Group	5,000	49,983
Yokogawa Electric	4,800	63,084

		37,134,441

MALAYSIA — 0.5%
AirAsia	147,300	106,029
Allianz Malaysia	8,400	20,595

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Axiata Group	119,974	$167,707
Berjaya Sports Toto	79,868	64,357
Boustead Holdings	59,780	30,547
British American Tobacco Malaysia	4,900	59,419
Bumi Armada	190,000	34,775
Bursa Malaysia	54,084	114,400
CSC Steel Holdings	92,900	31,267
Datasonic Group	199,700	65,250
DRB-Hicom	7,800	1,734
Dutch Lady Milk Industries	5,100	80,162
Favelle Favco	44,500	25,910
Genting Malaysia	132,900	140,067
Hartalega Holdings	45,800	48,383
Heineken Malaysia	10,400	45,989
Hong Leong Bank	10,916	35,184
Hua Yang	74,700	33,033
IHH Healthcare	202,092	324,698
IJM	102,000	84,948
IOI	104,000	108,075
IOI Properties Group	51,999	30,148
JCY International	131,600	19,236
Kim Loong Resources	13,000	10,539
KNM Group *	380,200	38,295
Lafarge Malaysia	35,900	70,115
Land & General	133,600	12,964
Malayan Banking	101,300	199,589
Malaysian Pacific Industries	129,900	255,300
Mega First	11,200	5,063
MISC	36,400	67,157
My EG Services	141,400	69,476
Padini Holdings	386,100	251,361
Panasonic Manufacturing Malaysia	900	8,795
Petron Malaysia Refining & Marketing	38,300	34,626
Petronas Chemicals Group	119,200	191,809
Petronas Dagangan	26,100	149,143
PPB Group	18,700	73,505
Public Bank	2,000	9,581
Shell Refining Federation of Malaya *	78,300	58,669
Sime Darby	46,600	84,946
Sunway	16,800	12,093
Sunway Construction Group	1,680	681
Telekom Malaysia	87,400	146,651
Tenaga Nasional	207,100	731,630
Top Glove	36,500	38,468

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
UEM Edgenta	9,800	$8,474
UMW Holdings	26,900	37,669
UMW Oil & Gas *	150,700	33,135
Unisem M	581,900	384,550
VS Industry	19,200	6,226
WTK Holdings	49,300	12,717
YTL Power International	219,900	77,253

		4,752,393

MEXICO — 0.6%
Alpek, Cl A	44,400	78,760
America Movil ADR, Cl L	26,936	310,572
Arca Continental	29,700	190,888
Axtel *	34,985	10,430
Banregio Grupo Financiero	3,800	21,732
Bio Pappel *	51,718	67,826
Cemex *	1	1
Cemex ADR *	57,325	438,536
Coca-Cola Femsa	6,900	54,096
Concentradora Fibra Danhos ‡	22,600	41,018
El Puerto de Liverpool	8,400	80,748
Fibra Uno Administracion ‡	39,500	80,369
Genomma Lab Internacional, Cl B *	19,000	21,847
Gentera	78,635	146,030
Gruma, Cl B	19,359	278,708
Grupo Aeroportuario del Pacifico, Cl B	33,400	328,353
Grupo Aeroportuario del Sureste, Cl B	4,600	70,776
Grupo Bimbo, Ser A	18,400	54,984
Grupo Financiero Banorte, Cl O	106,850	585,253
Grupo Financiero Inbursa, Cl O	1,926	3,092
Grupo Mexico	117,620	283,794
Grupo Televisa ADR	6,900	183,333
Industrias Bachoco	58,020	251,327
Industrias Bachoco ADR	244	12,693
Industrias Penoles	6,500	166,490
Infraestructura Energetica Nova	12,800	51,657
Kimberly-Clark de Mexico, Cl A	133,100	300,842
Mexichem	40,500	88,365
Nemak (A)	66,000	74,976
PLA Administradora Industrial S de RL ‡	26,500	43,898
Prologis Property Mexico ‡	211,865	333,334
Promotora y Operadora de Infraestructura	28,400	331,849
Unifin Financiera	60,100	158,504

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
Wal-Mart de Mexico	194,253	$443,415

		5,588,496

NETHERLANDS — 1.8%
Aalberts Industries	10,763	357,323
Aegon	134,680	548,989
Akzo Nobel	3,685	238,786
Altice, Cl A *	141,433	2,099,081
Arcadis	1,989	26,629
ASM International	2,408	93,902
ASML Holding	4,978	550,644
ASML Holding, Cl G	4,602	504,471
Boskalis Westminster	2,647	97,245
Cimpress *	1,100	104,280
Euronext (A)	1,166	49,797
Fugro	3,607	63,756
Gemalto	1,288	84,916
GrandVision (A)	10,380	282,521
ING Groep	115,977	1,296,629
InterXion Holding *	37,863	1,434,250
James Hardie Industries	18,672	309,336
Koninklijke Ahold Delhaize	9,928	237,075
Koninklijke DSM	5,876	376,164
Koninklijke KPN	95,353	313,739
Koninklijke Philips Electronics	13,903	371,027
Koninklijke Vopak	1,666	85,661
LyondellBasell Industries, Cl A	8,600	647,236
NN Group	54,536	1,470,939
QIAGEN *	5,125	134,507
Refresco Group (A)	5,145	80,329
RELX	25,227	456,198
Royal Dutch Shell, Cl A	22,366	575,430
Royal Dutch Shell, Cl B	30,300	802,814
TKH Group	1,362	49,709
Unilever	34,062	1,577,907
Wessanen	8,670	105,752
Wolters Kluwer	5,236	220,252
Yandex, Cl A *	28,847	624,538

		16,271,832

NEW ZEALAND — 0.2%
a2 Milk *	95,733	136,203
Auckland International Airport	30,774	164,020
Contact Energy	9,672	37,720
Fisher & Paykel Healthcare	15,840	120,116
Fletcher Building	23,167	162,125
Genesis Energy	20,953	33,593
Goodman Property Trust ‡	56,953	54,705
Kiwi Property Group ‡	31,160	35,106

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
NEW ZEALAND (continued)
Meridian Energy	34,403	$69,568
Precinct Properties New Zealand ‡	52,735	47,797
SKYCITY Entertainment Group	33,207	121,589
Spark New Zealand	50,521	143,938
Xero *	7,130	101,904
Z Energy	25,533	158,030

		1,386,414

NORWAY — 0.4%
Atea	10,036	104,973
BW LPG (A)	6,630	23,582
DNB	16,888	185,851
Gjensidige Forsikring	8,858	149,398
Kongsberg Gruppen	4,384	65,470
Nordic Semiconductor *	20,047	90,289
Opera Software *	17,309	108,731
Orkla	29,498	273,753
Salmar	19,499	606,661
Schibsted, Cl B	5,951	175,275
Statoil	22,778	358,524
Telenor	17,668	295,055
Tomra Systems	6,440	70,414
Veidekke	9,557	121,202
XXL (A)	21,558	261,901
Yara International	8,402	273,157

		3,164,236

PANAMA — 0.1%
Copa Holdings, Cl A	19,722	1,321,374

PERU — 0.1%
Credicorp	4,547	729,021

PHILIPPINES — 0.2%
Cebu Air	35,240	81,536
First Gen *	31,100	17,098
GT Capital Holdings	4,417	144,389
Integrated Micro-Electronics	11,000	1,340
Lopez Holdings	1,340,500	217,394
Metro Pacific Investments	2,403,222	382,598
Metropolitan Bank & Trust	59,130	119,176
Pepsi-Cola Products Philippines	143,400	10,410
Philweb	38,500	12,798
Puregold Price Club	138,404	141,019
San Miguel	106,590	185,531
San Miguel Pure Foods	13,440	61,623
SM Prime Holdings	254,219	157,571

COMMON STOCK — continued
	Shares	Value
PHILIPPINES (continued)
Top Frontier Investment Holdings *	2,380	$9,751

		1,542,234

POLAND — 0.4%
Agora	24,897	73,600
Alior Bank *	2,223	28,808
Alumetal	1,430	22,935
AmRest Holdings *	382	24,252
Asseco Poland	16,679	229,283
Ciech	1,858	27,463
ComArch	895	34,451
Cyfrowy Polsat *	12,474	75,448
Emperia Holding *	687	10,398
Energa	17,333	43,322
Eurocash	11,642	156,246
Fabryki Mebli Forte	3,528	63,464
Grupa Azoty	1,909	35,511
Grupa Kety	447	38,541
Grupa Lotos *	6,147	46,076
Impexmetal *	21,898	14,105
ING Bank Slaski	2,169	73,749
Jastrzebska Spolka Weglowa *	9,999	64,147
KGHM Polska Miedz	5,110	103,003
KRUK	808	43,439
Lentex	12,087	29,063
LiveChat Software	1,611	19,471
Orange Polska	41,350	57,193
PGE Polska Grupa Energetyczna	233,126	765,740
PKP Cargo	2,982	26,201
Polski Koncern Naftowy ORLEN	25,515	408,892
Polskie Gornictwo Naftowe i Gazownictwo	122,255	169,725
Powszechna Kasa Oszczednosci Bank Polski	14,086	86,029
Powszechny Zaklad Ubezpieczen	16,940	122,587
Tauron Polska Energia	180,965	143,030
Trakcja	50,506	145,158

		3,181,330

PORTUGAL — 0.2%
Banco BPI, Cl G *	47,728	59,497
Banco Comercial Portugues, Cl R *	4,851,204	109,558
Banco Espirito Santo * (B)	66,989	—
CTT-Correios de Portugal	29,119	244,034
EDP – Energias de Portugal	51,164	175,495
Galp Energia SGPS	16,055	219,164

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
PORTUGAL (continued)
Jeronimo Martins SGPS	10,329	$172,929
Navigator	46,046	146,151
NOS SGPS	25,797	172,788
Pharol SGPS	133,260	26,668
REN – Redes Energeticas Nacionais SGPS	22,937	69,751
Semapa-Sociedade de Investimento e Gestao	2,573	32,304

		1,428,339

PUERTO RICO — 0.0%
OFG Bancorp	12,200	129,442
Popular	4,800	161,712
Triple-S Management, Cl B *	3,700	91,945

		383,099

RUSSIA — 0.5%
Gazprom Neft PAO ADR	8,357	101,956
Gazprom PAO ADR	4,804	19,552
Lenta GDR *	4,460	33,495
Lukoil PJSC ADR	23,660	1,022,227
Magnit PJSC GDR	7,558	290,000
Magnitogorsk Iron & Steel Works GDR	25,803	147,077
MegaFon PJSC GDR	13,342	131,819
Novatek OAO GDR	1,875	187,125
OTCPharm PJSC *	9,357	25,311
QIWI ADR	4,700	55,883
Rosneft PJSC GDR	33,860	163,645
Rostelecom *	15,333	117,757
Sberbank of Russia PJSC ADR	153,470	1,335,343
Severstal PJSC GDR	13,900	164,437
Surgutneftegas ADR	23,300	115,568
Tatneft PAO ADR	21,300	601,725
X5 Retail Group GDR *	16,483	359,329

		4,872,249

SINGAPORE — 0.4%
Ascendas ‡	92,000	168,121
Ascott Residence Trust ‡	1,000	843
CapitaLand Mall Trust ‡	66,000	105,348
ComfortDelGro	21,000	44,171
Cordlife Group	46,200	43,419
Dairy Farm International Holdings	30,700	205,076
DBS Group Holdings	17,000	195,398
Ezra Holdings *	590,140	22,009
Flextronics International *	101,033	1,280,088
Genting Singapore	184,900	108,262
Golden Agri-Resources	461,600	123,947
Haw Par	9,100	62,174

COMMON STOCK — continued
	Shares	Value
SINGAPORE (continued)
Hutchison Port Holdings Trust, Cl U	100,500	$47,738
Keppel ‡	4,960	3,940
Keppel Infrastructure Trust	124,000	46,707
M1	55,000	107,481
Oversea-Chinese Banking	33,000	211,680
Singapore Airlines	6,400	52,414
Singapore Post	96,000	102,752
Singapore Press Holdings	84,300	237,677
Singapore Technologies Engineering	31,000	76,072
Singapore Telecommunications	81,800	255,034
Starhill Global ‡	1,000	597
Wilmar International	102,700	236,700

		3,737,648

SOUTH AFRICA — 0.9%
AECI	7,859	53,496
Anglo American Platinum *	9,433	299,002
AngloGold Ashanti *	7,718	168,541
AVI	8,181	52,877
Bid *	8,914	166,333
Bidvest Group	8,574	98,518
Brait *	2,471	22,209
Capitec Bank Holdings	3,944	174,878
Clicks Group	7,467	66,842
EOH Holdings	6,099	62,259
FirstRand	70,092	245,350
Gold Fields	17,127	105,775
Gold Fields ADR	28,428	176,538
Group	76,837	776,493
Group ADR	20,700	208,863
Harmony Gold Mining ADR	38,424	175,598
Hosken Consolidated Investments	7,904	73,453
KAP Industrial Holdings	85,302	39,882
Liberty Holdings	4,543	40,091
Merafe Resources	110,340	7,073
Mr Price Group	17,856	294,443
Nampak	19,396	29,636
Naspers, Cl N	4,570	717,629
Net 1 UEPS Technologies *	13,500	139,590
Netcare	49,850	115,456
Pick n Pay Holdings	49,978	137,535
Pioneer Foods Group	3,934	50,729
PPC	40,213	22,828
Remgro	13,860	259,802
RMB Holdings	20,680	92,664
Sanlam	70,491	332,111

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
Sappi *	106,800	$543,338
Sasol	21,548	572,399
Sibanye Gold	85,025	393,236
SPAR Group	17,415	259,796
Standard Bank Group	14,080	140,534
Steinhoff International Holdings	11,058	69,919
Telkom SOC	17,083	79,279
Tiger Brands	4,784	134,361
Tongaat Hulett	3,919	33,732
Transaction Capital	14,668	11,571
Vodacom Group	8,826	102,323
Wilson Bayly Holmes-Ovcon	5,288	45,523
Woolworths Holdings	6,003	38,674

		7,631,179

SOUTH KOREA — 2.8%
Amorepacific	511	177,001
BGF retail	378	67,322
BNK Financial Group	5,248	41,276
Busan City Gas	843	25,588
CJ	817	146,238
CJ CheilJedang	430	151,056
CJ Korea Express *	301	53,877
Coway	846	64,726
CrystalGenomics *	831	21,811
Daesung Holdings	1,980	16,775
Daewon San Up	6,352	41,283
DGB Financial Group	8,962	72,086
Dong-A ST, Cl A	164	16,910
Dongbu Insurance	988	56,008
Dongil Industries	125	8,057
Dongsuh	1,830	53,259
Doosan	597	59,959
E-MART	418	61,013
Green Cross	1,680	262,465
GS Holdings	8,010	343,955
Halla Holdings	736	41,394
Hankook Tire	6,569	317,850
Hanssem	244	37,466
Hanwha	2,671	84,888
Hanwha Life Insurance	6,954	35,821
Hyosung	1,126	139,726
Hyundai Department Store	600	66,420
Hyundai Glovis	420	62,992
Hyundai Home Shopping Network	578	62,694
Hyundai Marine & Fire Insurance	24,357	658,856

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Hyundai Merchant Marine *	1,289	$12,198
Hyundai Mobis	769	175,061
Hyundai Steel	3,726	168,313
Hyundai Wia	725	55,598
Innocean Worldwide	2,890	206,917
Kangnam Jevisco	1,106	36,829
Kangwon Land	3,083	112,845
KB Financial Group	10,772	338,503
KB Financial Group ADR	8,400	266,784
KCC	202	71,141
Kia Motors	23,316	877,355
KISCO	520	18,523
Kolon Industries	936	72,781
Korea Aerospace Industries	12,520	900,872
Korea Electric Power	33,753	1,847,127
Korea Petrochemical Industries	489	102,589
Korea Zinc	399	181,307
Korean Air Lines *	2,371	60,325
KT ADR	10,577	161,405
KT&G	12,004	1,296,687
Kumho Petrochemical	1,199	64,973
LG	1,291	73,185
LG Chemical	974	211,730
LG Display	14,575	403,361
LG Display ADR	14,541	202,992
LG Electronics	5,732	273,769
LG International	2,201	71,621
LG Uplus	3,970	38,809
Lotte Chemical	1,210	327,844
Lotte Chilsung Beverage	75	110,476
Lotte Confectionery	340	57,519
LOTTE Fine Chemical	1,448	45,955
LS	1,669	79,416
Macquarie Korea Infrastructure Fund	19,487	155,701
Macrogen *	376	12,755
Medy-Tox	1,048	405,765
Mi Chang Oil Industrial	247	19,956
Mobase *	6,214	42,383
NAVER	1,690	1,071,196
Orion	117	96,199
Ottogi	55	38,347
POSCO	1,756	355,072
POSCO ADR	10,200	516,936
POSCO Coated & Color Steel	663	15,478
Posco Daewoo	2,814	53,635
Posco ICT	12,756	69,807
Posco M-Tech	7,212	18,349

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
RedcapTour	444	$7,036
S&T Holdings	5,420	91,208
Sam Young Electronics	1,260	13,780
Samsung C&T	959	116,006
Samsung Card	1,780	68,568
Samsung Electronics	3,331	4,576,538
Samsung Electronics GDR	1,205	827,232
Samsung Fire & Marine Insurance	573	136,325
Samsung Life Insurance	1,874	162,782
SeAH Holdings	193	23,002
Seoyon Electronics	2,576	7,267
Sewon Precision Industry *	4,119	67,844
Shinhan Financial Group	8,220	293,165
Shinsegae	255	41,432
SK Chemicals	1,021	60,887
SK Holdings	705	131,226
SK Hynix	29,768	914,180
SK Innovation	5,222	680,634
SK Telecom	214	43,941
SK Telecom ADR	26,055	596,920
S-Oil	6,302	430,391
ViroMed *	2,639	299,910
YESCO	1,130	39,393
Young Poong	43	43,109
Yuhan	1,520	415,230

		25,133,167

SPAIN — 1.4%
Abertis Infraestructuras	14,402	226,548
Aena (A)	20,492	2,955,412
Almirall	5,528	88,811
Amadeus IT Holding, Cl A	12,492	586,507
Banco Popular Espanol	25,096	35,128
Banco Santander	362,659	1,538,295
Bankia	49,351	37,850
Bankinter	8,632	60,220
CaixaBank	39,220	98,527
Distribuidora Internacional de Alimentacion	38,000	237,104
Ebro Foods	10,753	245,247
Enagas	8,971	273,508
Ence Energia y Celulosa	34,016	85,948
Faes Farma	23,823	94,019
Ferrovial	62,069	1,284,820
Gamesa Tecnologica	20,820	440,980
Grifols	14,516	318,250
Grifols ADR	45,376	768,670
Grupo Catalana Occidente	1,419	39,883

COMMON STOCK — continued
	Shares	Value
SPAIN (continued)
Iberdrola	27,289	$187,479
Industria de Diseno Textil	16,520	571,445
Merlin Properties Socimi ‡	27,304	312,587
Pharma Mar *	20,289	52,171
Red Electrica	16,828	385,495
Repsol	45,772	576,980
Tecnicas Reunidas	1,930	59,673
Telefonica	49,814	488,310
Vidrala	1,121	69,307
Viscofan	4,957	265,183
Zardoya Otis	7,474	73,365

		12,457,722

SWEDEN — 0.8%
Assa Abloy, Cl B	6,651	145,969
Autoliv	1,934	204,617
Axfood	9,380	168,592
Betsson	4,969	46,659
BillerudKorsnas	9,996	173,823
BioGaia, Cl B	1,360	39,019
Capio (A)	8,334	48,941
Dometic Group * (A)	5,952	41,734
Elekta, Cl B	21,122	168,097
Fingerprint Cards, Cl B *	11,637	135,654
Hennes & Mauritz, Cl B	12,634	381,663
Hexpol	16,200	144,166
Holmen, Cl B	4,046	137,026
Hufvudstaden, Cl A	7,488	125,048
ICA Gruppen	2,088	69,861
Industrivarden, Cl A	2,480	45,386
Indutrade	13,782	291,198
Infant Bacterial Therapeutics *	136	993
Karo Pharma *	11,882	45,823
Lifco, Cl B	1,359	41,213
Lundin Petroleum *	10,867	179,826
Meda, Cl A	18,568	346,319
Medivir, Cl B *	7,694	51,476
Pandox, Cl B	4,547	77,634
Peab	19,812	159,293
Saab, Cl B	8,181	280,890
Sandvik	5,244	56,197
Securitas, Cl B	8,623	141,886
Skandinaviska Enskilda Banken, Cl A	12,858	112,772
Skanska, Cl B	6,356	135,112
SKF, Cl B	4,224	66,936
SSAB	47,014	116,368
SSAB, Cl A	19,106	60,084
Starbreeze *	15,779	36,695

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
Svenska Cellulosa SCA, Cl B	11,785	$350,506
Svenska Handelsbanken, Cl A	7,273	87,545
Swedbank, Cl A	26,258	551,734
Telefonaktiebolaget LM Ericsson, Cl B	57,059	425,425
Telia	135,309	617,485
Trelleborg, Cl B	19,558	356,556
Unibet Group	7,720	78,671
Volvo, Cl B	7,150	76,204
Wallenstam, Cl B	14,484	126,356

		6,947,452

SWITZERLAND — 3.0%
Ascom Holding	3,463	59,134
Baloise Holding	465	52,392
Burckhardt Compression Holding	264	79,061
Cie Financiere Richemont	51,795	3,150,346
Coca-Cola HBC	7,686	158,786
Comet Holding	80	65,208
Credit Suisse Group	238,402	2,742,656
dorma+kaba Holding	343	250,738
Dufry *	1,213	139,673
EMS-Chemie Holding	499	273,132
Flughafen Zuerich	1,930	361,825
Gategroup Holding	4,931	255,403
Geberit	1,180	455,345
Givaudan	307	630,978
Julius Baer Group	47,881	1,965,235
Kudelski	3,000	63,919
Kuehne + Nagel International	9,543	1,339,092
LafargeHolcim	53,090	2,526,321
Mobimo Holding	450	108,368
Nestle	21,266	1,704,878
Novartis	11,522	954,619
Partners Group Holding	319	145,973
PSP Swiss Property	516	52,042
Roche Holding	2,869	732,643
Schindler Holding	1,970	377,861
SGS	186	411,649
Sika	41	192,309
STMicroelectronics	50,418	367,517
Straumann Holding	636	242,962
Swatch Group	3,283	386,796
Swiss Life Holding	4,257	972,890
Swiss Prime Site	725	66,613
Swiss Re	2,865	240,474
Swisscom	928	456,819
Syngenta *	1,650	648,798

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
TE Connectivity	37,110	$2,236,991
Temenos Group	9,889	611,685
UBS Group	24,124	332,290
Vontobel Holding	2,109	97,159
Ypsomed Holding	771	153,055
Zurich Insurance Group	1,250	300,377

		26,364,012

TAIWAN — 1.4%
Airtac International Group	51,141	382,881
AU Optronics	87,000	35,293
AU Optronics ADR	57,291	237,185
Basso Industry	44,120	137,793
Cal-Comp Electronics Thailand	678,000	64,140
Cheng Shin Rubber Industry	61,000	127,262
Chicony Electronics	19,286	47,667
China Airlines	191,000	56,242
China Steel	179,520	123,999
China Steel Chemical	24,000	78,940
Chunghwa Telecom	214,000	760,862
Compal Electronics	34,000	21,354
CTBC Financial Holding	109,181	60,194
CTCI	39,000	54,976
Delpha Construction	148,000	66,761
Delta Electronics	117,952	620,742
E.Sun Financial Holding	89,100	49,681
Eclat Textile	12,157	136,144
Egis Technology *	11,495	68,596
Elite Advanced Laser	22,800	90,349
Ennoconn	16,524	247,423
Eva Airways *	41,000	19,522
Evergreen Marine Taiwan *	136,350	52,750
Far Eastern New Century	102,939	80,293
Far EasTone Telecommunications	91,568	210,254
Feng TAY Enterprise	10,080	45,469
First Financial Holding	105,000	58,218
Formosa Petrochemical	74,000	210,482
Formosa Plastics	135,200	329,498
Fubon Financial Holding	182,000	226,053
Hon Hai Precision Industry	251,424	692,296
Hon Hai Precision Industry GDR	109,628	611,724
Hota Industrial Manufacturing	15,000	68,133
Hua Nan Financial Holdings	92,000	50,146
King Slide Works	5,000	60,693
Makalot Industrial	6,000	31,012
Mega Financial Holding	75,683	59,270
Merida Industry	9,000	41,584
Namchow Chemical Industrial	27,000	58,782

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Novatek Microelectronics	26,000	$91,219
OBI Pharma *	5,000	77,217
Pegatron	80,000	196,222
Pou Chen	146,000	198,948
Powertech Technology	73,000	185,684
President Chain Store	33,763	273,928
Sheng Yu Steel	34,000	23,538
Silicon Motion Technology ADR	4,887	252,658
SinoPac Financial Holdings	225,000	72,597
St. Shine Optical	9,814	237,026
Sunny Friend Environmental Technology	47,664	226,950
Taiwan Cement	65,000	69,025
Taiwan Cooperative Financial Holding	126,000	59,008
Taiwan Semiconductor Manufacturing	99,000	534,959
Taiwan Semiconductor Manufacturing ADR	126,811	3,522,810
Tatung *	257,000	43,071
Uni-President Enterprises	144,059	294,228
Voltronic Power Technology *	3,000	47,740
Wan Hai Lines	73,000	37,731
Yuanta Financial Holding	129,000	45,259
Yungtay Engineering	30,000	41,960

		12,906,441

THAILAND — 0.6%
Advanced Info Service	22,800	116,520
Bangchak Petroleum	480,000	461,671
Bangchak Petroleum NVDR	62,300	59,921
Bangkok Bank	7,900	38,786
Bangkok Chain Hospital	175,300	65,933
Bangkok Expressway & Metro	468,225	112,922
BEC World	23,500	16,665
Big Camera	439,900	62,644
BTS Group Holdings	120,600	32,548
Bumrungrad Hospital	8,200	43,319
Cal-Comp Electronics Thailand	171,900	13,622
Central Pattana NVDR	91,920	151,748
Charoen Pokphand Foods	35,881	28,845
CP ALL NVDR	228,754	339,880
Delta Electronics Thailand	80,500	164,675
Electricity Generating	9,100	51,992
Fabrinet *	10,500	396,480
GFPT NVDR	63,400	22,025
Indorama Ventures	193,600	184,818
Kang Yong Electric NVDR	1,000	9,446
Karmarts NVDR	107,500	41,049

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Kasikornbank	6,400	$36,658
Kasikornbank NVDR	29,557	167,600
Krung Thai Bank	1,138,200	568,610
Krung Thai Bank NVDR	565,600	282,556
Major Cineplex Group	22,500	22,126
Minor International	40,810	47,746
Muramoto Electron Thailand NVDR	900	5,788
PTT	8,800	83,376
PTT NVDR	45,700	432,989
PTT Global Chemical NVDR	44,400	77,442
Ratchaburi Electricity Generating Holding	16,200	24,070
Robinson Department Store	33,100	62,722
Siam Cement	4,800	70,560
Siam City Cement	5,500	52,584
Sino-Thai Engineering & Construction	41,400	30,904
Star Petroleum Refining NVDR	170,800	45,115
Superblock *	639,000	33,757
Tata Steel Thailand NVDR *	453,000	9,712
Thai Oil	32,700	57,035
Thai Oil NVDR	12,100	21,105
Thai Union Group, Cl F	147,200	92,132
Thai Vegetable Oil NVDR	8,600	7,531
Thanachart Capital	428,100	500,864
Thanachart Capital NVDR	213,700	250,022
TMB Bank NVDR	1,485,900	96,415
TTW PCL *	81,600	26,942
Vibhavadi Medical Center	729,600	64,099

		5,585,969

TURKEY — 0.4%
Akbank	35,630	91,834
AKIS Gayrimenkul Yatirimi	15,086	13,837
Anadolu Cam Sanayii *	65,532	46,065
Anadolu Efes Biracilik Ve Malt Sanayii	8,205	55,589
Arcelik	56,672	387,368
Baticim Bati Anadolu Cimento Sanayii	4,440	9,185
BIM Birlesik Magazalar	3,640	67,257
DO & CO	675	54,182
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	44,512	39,782
Enka Insaat ve Sanayi	82,919	122,126
Eregli Demir ve Celik Fabrikalari	62,803	95,441
Ford Otomotiv Sanayi	7,400	80,603
Haci Omer Sabanci Holding	16,489	49,178

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY (continued)
KOC Holding	56,519	$242,161
Petkim Petrokimya Holding	385,272	555,833
Pinar SUT Mamulleri Sanayii	3,021	15,502
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	103,884	100,148
TAV Havalimanlari Holding	23,048	84,401
Teknosa Ic Ve Dis Ticaret	25,939	44,368
Tupras Turkiye Petrol Rafinerileri	5,270	112,634
Turk Hava Yollari AO *	1	2
Turkcell Iletisim Hizmetleri	39,871	138,266
Turkiye Garanti Bankasi	31,825	78,086
Turkiye Halk Bankasi	27,643	72,729
Turkiye Is Bankasi, Cl C	152,516	234,840
Turkiye Vakiflar Bankasi TAO, Cl D	194,105	287,183
Vestel Beyaz Esya Sanayi ve Ticaret	19,859	66,209

		3,144,809

UNITED ARAB EMIRATES — 0.1%
DP World *	9,802	166,536
Emaar Properties PJSC	257,469	484,017

		650,553

UNITED KINGDOM — 4.7%
Admiral Group PLC	9,284	265,889
Anglo American	13,776	151,415
Aon PLC	2,595	277,847
ARM Holdings PLC	66,838	1,478,998
AstraZeneca	15,857	1,059,372
Auto Trader Group (A)	66,989	328,650
Aviva PLC	25,237	130,627
Babcock International Group	5,449	69,951
BAE Systems PLC	129,508	915,263
Barclays	172,000	351,808
Barratt Developments PLC	354,377	2,051,878
Bellway PLC	5,786	160,501
Berendsen	3,176	53,676
Berkeley Group Holdings PLC	1,267	44,989
BGEO Group PLC	4,808	173,778
BP PLC	188,600	1,065,430
British American Tobacco	13,307	849,651
British Land ‡	3,998	35,504
BT Group, Cl A	101,634	555,988
BTG *	16,819	148,469
Bunzl	31,484	985,437
Burberry Group PLC	23,637	412,928
Capita	4,879	61,988
Carnival	1,336	64,395

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Centamin	153,972	$338,062
Cobham PLC	34,964	79,174
Compass Group	32,893	625,124
Computacenter	6,175	66,849
Croda International	13,267	583,811
DCC	3,130	279,405
Dechra Pharmaceuticals	3,054	53,756
Delphi Automotive PLC	22,298	1,512,250
Derwent London ‡	915	34,415
Diageo	89,689	2,565,086
Direct Line Insurance Group	8,748	40,545
Dixons Carphone	9,942	45,986
Domino’s Pizza Group	288,933	1,517,701
easyJet	2,130	29,345
Electrocomponents	11,858	46,013
Elementis	27,586	80,830
Fevertree Drinks	32,961	396,963
Fidessa Group	2,409	77,792
Filtrona PLC	9,290	59,630
Firstgroup *	32,913	43,689
Fresnillo	6,275	160,363
GlaxoSmithKline PLC	43,521	972,253
Great Portland Estates PLC ‡	5,548	50,186
Greene King	6,253	67,239
Halma	34,424	477,909
Hammerson ‡	3,450	25,455
Hargreaves Lansdown	129,817	2,231,767
Hikma Pharmaceuticals	2,566	89,450
Howden Joinery Group	8,109	46,362
HSBC Holdings	56,358	369,281
IG Group Holdings	36,684	429,663
IMI	4,363	61,900
Imperial Brands	21,066	1,110,593
Informa	46,787	442,111
Inmarsat	23,719	245,477
Intertek Group	7,299	350,170
Intu Properties ‡	12,825	50,937
JD Sports Fashion	16,096	267,983
Kingfisher	14,213	63,259
Laird	14,051	54,541
Land Securities Group ‡	2,883	41,742
Legal & General Group	31,848	86,701
Lloyds Banking Group	280,984	197,648
Marks & Spencer Group	10,288	43,475
Marshalls	16,070	58,359
Micro Focus International	8,282	212,202
MMC Norilsk Nickel PJSC ADR	14,479	211,683
Moneysupermarket.com Group	21,097	83,344

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
National Grid PLC	79,506	$1,139,558
NCC Group	11,082	47,681
Next	929	61,782
Oxford Instruments	4,810	45,611
Paddy Power Betfair	490	57,067
Pearson	9,072	105,896
Pennon Group	12,684	151,416
Persimmon	1,910	42,644
PhosAgro OAO GDR	3,200	44,160
Playtech	11,731	134,993
Premier Farnell	29,357	75,374
Provident Financial	1,057	37,896
Randgold Resources	1,759	206,606
Reckitt Benckiser Group PLC	21,993	2,131,190
RELX	8,329	158,181
Renishaw	1,877	64,612
Rentokil Initial	131,920	375,368
Rio Tinto	19,358	630,621
Royal Mail	10,739	72,413
RPC Group	75,710	864,713
RSA Insurance Group	10,202	67,199
SABMiller	11,481	670,687
Sage Group	79,229	747,097
SDL	7,627	43,707
Segro ‡	7,685	45,056
Severn Trent	6,682	216,572
Shaftesbury PLC ‡	10,627	131,361
Sky	14,520	176,888
Smith & Nephew	17,535	288,460
Smiths Group	3,293	55,043
Spectris	5,941	147,739
Spirax-Sarco Engineering	6,871	362,192
Spirent Communications	26,600	31,859
SSE	24,017	481,866
SSP Group	60,312	255,105
Standard Chartered PLC	18,360	146,909
Standard Life	7,953	31,881
Stolt-Nielsen	1,998	25,102
Subsea 7	4,377	46,820
Synthomer	12,205	59,087
Tate & Lyle	12,672	121,253
Telecom Plus	5,459	75,137
Travis Perkins	2,001	41,312
Tullow Oil	64,462	168,663
UBM	6,771	60,174
Ultra Electronics Holdings	2,889	65,419
Unilever	9,133	427,097
UNITE Group	27,360	229,388

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Victrex PLC	3,660	$71,592
Vodafone Group	356,379	1,082,673
VTB Bank PJSC GDR	79,310	157,113
WH Smith	8,647	174,977
William Hill	11,508	48,722
Worldpay Group * (A)	21,729	84,374
WPP	13,276	298,341

		42,257,558

UNITED STATES — 45.6%
Consumer Discretionary — 6.3%
Advance Auto Parts	3,967	673,835
Amazon.com *	6,007	4,558,172
Amcon Distributing	602	53,644
American Axle & Manufacturing Holdings *	16,400	285,524
American Eagle Outfitters	13,200	236,544
Aramark	12,950	464,258
Ark Restaurants	500	11,600
AutoZone *	926	753,736
Barnes & Noble Education *	2,100	24,276
Beazer Homes USA *	14,500	139,055
Big 5 Sporting Goods	8,000	84,480
Big Lots	2,900	154,222
Bloomin’ Brands	31,550	567,269
BorgWarner	17,200	570,696
Boyd Gaming *	12,900	252,969
Bravo Brio Restaurant Group *	13,000	106,860
Caleres	2,400	63,168
Capella Education	4,300	257,441
Carriage Services, Cl A	18,522	450,270
Carrols Restaurant Group *	29,634	358,868
Cavco Industries *	1,900	188,822
Century Communities *	19,325	342,053
Charter Communications, Cl A *	988	232,052
Children’s Place	3,900	325,962
Chipotle Mexican Grill, Cl A *	3,226	1,367,792
Columbia Sportswear	2,868	164,193
Comcast, Cl A	13,269	892,340
Cooper Tire & Rubber	14,800	488,252
Cooper-Standard Holding *	3,300	290,565
CSS Industries	5,300	139,443
Del Frisco’s Restaurant Group *	6,100	91,012
DeVry Education Group	43,000	957,610
Dick’s Sporting Goods	3,229	165,615
Dollar General	7,800	738,972
Dollar Tree *	21,056	2,027,482
Drew Industries	500	45,805

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Eldorado Resorts *	21,627	$312,510
Entercom Communications, Cl A	17,954	262,308
Entravision Communications, Cl A	37,766	274,181
Ethan Allen Interiors	900	31,257
EW Scripps, Cl A *	11,718	198,737
Express *	8,511	127,325
Finish Line, Cl A	10,900	236,857
Flexsteel Industries	2,000	82,200
Ford Motor	40,400	511,464
GameStop, Cl A	9,568	296,130
General Motors	23,000	725,420
Gentex	48,000	848,160
Genuine Parts	5,695	582,257
GNC Holdings, Cl A	14,100	287,781
Goodyear Tire & Rubber	22,600	647,942
Harte-Hanks	19,100	31,706
Hasbro	9,405	763,968
Haverty Furniture	7,200	132,696
Home Depot	15,143	2,093,368
Houghton Mifflin Harcourt *	23,610	400,189
Installed Building Products *	1,400	50,162
Interpublic Group of Companies	41,750	962,755
Isle of Capri Casinos *	3,100	58,063
J Alexander’s Holdings *	892	8,536
JC Penney *	31,192	301,315
K12 *	3,700	45,806
Kirkland’s *	11,696	178,247
Kohl’s	13,600	565,624
Kona Grill *	10,225	127,813
La-Z-Boy, Cl Z	2,600	78,572
Lear	3,400	385,730
LGI Homes *	13,288	456,177
Liberty Global, Cl A *	5,918	187,660
Liberty Global LiLAC *	1,033	35,484
Lowe’s	4,958	407,944
M/I Homes *	6,200	139,810
MarineMax *	1,500	30,300
Mattel	26,000	867,880
MCBC Holdings	7,700	88,396
McDonald’s	9,574	1,126,381
Meredith	5,110	278,393
Modine Manufacturing *	20,600	197,760
Mohawk Industries *	3,160	660,250
Monarch Casino & Resort *	4,700	109,651

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Monro Muffler Brake	2,014	$126,117
Motorcar Parts of America *	10,395	291,372
MSG Networks *	6,300	101,115
Murphy USA *	1,652	126,609
National CineMedia	13,734	213,976
Nautilus *	20,619	388,462
New Media Investment Group	12,900	227,814
New York Times, Cl A	71,000	921,580
NIKE, Cl B	26,969	1,496,779
Office Depot *	265,311	917,976
O’Reilly Automotive *	5,245	1,524,354
PetMed Express	16,500	342,045
Pier 1 Imports	28,100	143,872
Priceline Group *	1,579	2,132,929
PVH	4,700	474,982
RCI Hospitality Holdings	12,600	134,190
Reading International, Cl A *	11,750	161,562
Red Lion Hotels *	21,859	173,560
Red Rock Resorts, Cl A	1,800	41,418
Rocky Brands	12,300	134,931
Ross Stores	3,920	242,374
Ruth’s Hospitality Group	19,591	312,868
Scholastic	12,000	493,200
Shoe Carnival	5,900	155,229
Sinclair Broadcast Group, Cl A	12,274	341,463
Smith & Wesson Holding *	16,800	494,760
Sportsman’s Warehouse Holdings *	16,476	167,726
Stage Stores	13,400	79,462
Standard Motor Products	2,400	100,656
Starbucks	6,600	383,130
Stein Mart	9,100	78,260
Stoneridge *	23,100	385,308
Strattec Security	1,300	57,980
TEGNA	36,500	799,350
Tenneco *	800	45,216
Tile Shop Holdings *	7,900	134,695
Time	56,000	914,480
Time Warner	6,633	508,419
TJX	12,010	981,457
TopBuild *	15,003	566,513
Tower International	5,000	115,400
TRI Pointe Group *	29,800	400,810
Tuesday Morning *	1,300	10,257
Unifi *	6,000	162,180
Vera Bradley *	6,400	93,184
Viacom, Cl B	12,900	586,563

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
VOXX International, Cl A *	12,500	$33,125
Walt Disney	6,023	577,907
Whirlpool	2,500	480,900
William Lyon Homes, Cl A *	7,500	130,125
Winnebago Industries	4,100	97,416
Wynn Resorts	11,963	1,171,776
Yum! Brands	5,857	523,733
ZAGG *	12,600	79,758

		56,501,345

Consumer Staples — 2.8%
Altria Group	14,296	967,839
Archer-Daniels-Midland	15,900	716,772
Bunge	6,500	427,960
Cal-Maine Foods (C)	10,300	431,570
Campbell Soup	4,000	249,080
Casey’s General Stores	1,610	214,999
Central Garden & Pet, Cl A *	6,674	152,100
Church & Dwight	6,898	677,660
Clorox	2,000	262,140
Coca-Cola	28,923	1,261,910
Colgate-Palmolive	7,680	571,622
ConAgra Foods	11,750	549,430
Costco Wholesale	4,462	746,136
CVS Health	8,700	806,664
Darling Ingredients *	4,600	72,588
Dean Foods	56,424	1,041,587
General Mills	2,600	186,914
Hormel Foods	17,888	668,117
Ingles Markets, Cl A	5,600	217,448
J&J Snack Foods	1,300	158,093
JM Smucker	3,030	467,105
John B Sanfilippo & Son	8,882	414,523
Kimberly-Clark	3,465	448,891
Kraft Heinz	13,187	1,139,225
Kroger	16,700	570,973
Lifevantage *	7,800	109,122
Mannatech *	4,800	87,648
McCormick	8,933	913,399
Medifast	11,300	397,986
Mondelez International, Cl A	49,542	2,178,857
Nature’s Sunshine Products	4,500	53,100
Omega Protein *	8,400	189,168
Orchids Paper Products	6,585	202,225
PepsiCo	10,268	1,118,391
Philip Morris International	15,069	1,510,818
PriceSmart	1,133	88,238

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Primo Water *	19,471	$233,263
Procter & Gamble	19,710	1,686,979
Reynolds American	8,096	405,286
Sanderson Farms	500	43,795
Seneca Foods, Cl A *	2,200	86,174
SpartanNash	14,600	459,900
Sysco	8,400	435,036
TreeHouse Foods *	3,645	376,127
Tyson Foods, Cl A	4,700	345,920
USANA Health Sciences *	1,172	160,939
Village Super Market, Cl A	3,400	107,576
Wal-Mart Stores	10,522	767,790

		25,379,083

Energy — 2.8%
Adams Resources & Energy	3,600	108,972
Antero Resources *	34,454	902,350
Apache	44,310	2,326,275
Baker Hughes	10,110	483,561
Bill Barrett *	15,207	90,786
Callon Petroleum *	23,615	268,975
Carrizo Oil & Gas *	11,034	361,915
Chevron	33,724	3,456,036
Concho Resources *	1,473	182,947
ConocoPhillips	7,100	289,822
Continental Resources *	16,300	718,015
Dawson Geophysical *	2,100	15,645
Delek US Holdings	8,623	107,960
DHT Holdings	40,000	186,400
Energen	16,350	774,663
EOG Resources	7,700	629,090
Evolution Petroleum	28,132	153,319
Exxon Mobil	44,543	3,962,100
FMC Technologies *	26,000	659,880
GasLog	5,100	68,187
Golar LNG	600	10,176
Hallador Energy	5,500	29,755
Helmerich & Payne	3,233	200,349
Independence Contract Drilling *	29,496	148,365
Kinder Morgan	13,900	282,587
Marathon Petroleum	13,000	512,070
Matrix Service *	5,300	87,821
McDermott International *	115,000	595,700
National Oilwell Varco	4,763	154,083
Oasis Petroleum *	26,100	198,360
Occidental Petroleum	13,280	992,414

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
PDC Energy *	5,542	$303,535
PHI *	7,900	152,628
Pioneer Natural Resources	8,290	1,347,705
Range Resources	8,038	324,012
Renewable Energy Group *	1,800	17,550
REX American Resources *	3,700	243,460
Ring Energy *	60,593	481,109
Sanchez Energy *	2,900	18,386
Schlumberger	13,276	1,068,984
Spectra Energy	23,637	850,223
Transocean	45,000	494,550
VAALCO Energy *	5,900	5,021
Valero Energy	12,437	650,206

		24,915,947

Financials — 7.9%
Acadia Realty Trust ‡	10,433	392,907
Access National	9,300	206,739
Affiliated Managers Group *	1,800	264,204
Alexander’s ‡	100	42,927
Alleghany *	400	217,400
Allstate	3,900	266,487
Altisource Portfolio Solutions *	8,600	200,036
Ambac Financial Group *	13,600	247,248
American Capital Agency ‡	9,799	191,962
American Express	5,600	360,976
American International Group	41,380	2,252,727
American National Bankshares	4,100	107,666
American Tower, Cl A ‡	3,200	370,464
Ameriprise Financial	6,400	613,376
Annaly Capital Management ‡	14,548	159,737
Apollo Commercial Real Estate Finance ‡	9,200	149,500
Apollo Residential Mortgage ‡	11,400	154,698
Ashford Hospitality Prime ‡	6,500	97,760
Aspen Insurance Holdings	6,000	275,760
Atlas Financial Holdings *	16,574	285,239
AvalonBay Communities ‡	1,439	267,150
Axis Capital Holdings	4,200	233,436
Banc of California	13,900	308,302
Bank of America	157,100	2,276,379
Bank of Commerce Holdings	18,600	122,388
BankFinancial	11,672	142,398
Banner	8,343	348,237
Bar Harbor Bankshares	6,027	221,070
BB&T	8,700	320,769
Berkshire Hathaway, Cl B *	7,153	1,031,963

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Berkshire Hills Bancorp	7,700	$203,049
BNC Bancorp	12,415	301,188
Boston Properties ‡	5,159	733,249
Brown & Brown	4,055	148,656
Bryn Mawr Bank	4,787	140,403
C&F Financial	2,400	109,656
Camden Property Trust ‡	2,323	208,118
Capital Bank Financial, Cl A	5,490	164,096
Capital One Financial	11,865	795,904
CBL & Associates Properties ‡	10,100	124,129
CenterState Banks	21,912	365,054
Central Pacific Financial	10,300	252,659
Charles Schwab	63,774	1,812,457
Charter Financial	1,400	18,256
Chubb	3,023	378,661
Cincinnati Financial	6,400	478,080
Citigroup	62,467	2,736,679
Citizens & Northern	1,500	31,965
Civista Bancshares	10,600	146,068
CME Group, Cl A	2,900	296,496
CNB Financial	8,252	152,250
CNO Financial Group	31,675	550,195
Colony Capital ‡	8,706	154,793
CorEnergy Infrastructure Trust ‡	6,080	178,874
CoreSite Realty ‡	10,474	864,419
Crawford, Cl B	10,400	114,192
Crown Castle International ‡	3,421	331,940
CYS Investments ‡	21,100	188,845
Dime Community Bancshares	6,400	110,720
Discover Financial Services	4,910	279,085
Donegal Group, Cl A	6,600	106,722
Duke Realty ‡	24,600	708,234
Dynex Capital ‡	21,100	148,122
E*TRADE Financial *	17,850	447,678
Eaton Vance	6,000	226,860
Education Realty Trust ‡	6,484	312,140
EMC Insurance Group	13,700	379,901
Employers Holdings	5,400	154,008
Enterprise Financial Services	5,000	143,800
Equinix ‡	1,516	565,271
Equity Commonwealth ‡ *	23,575	707,721
ESSA Bancorp	8,700	123,192
Everest Re Group	1,689	319,238
Farmers National Banc	9,500	90,725
FBR	1,400	21,098

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Federal Agricultural Mortgage, Cl C	10,200	$391,986
Federated National Holding	13,098	274,403
FelCor Lodging Trust ‡	17,500	111,125
Fidelity Southern	23,230	399,788
Fifth Third Bancorp	35,400	671,892
Financial Institutions	7,800	209,820
First Bancorp	4,900	108,045
First Busey	4,700	105,891
First Business Financial Services	6,600	156,486
First Commonwealth Financial	21,900	211,335
First Community Bancshares	16,200	371,466
First Defiance Financial	9,700	404,393
First Financial	4,800	183,840
First Industrial Realty Trust ‡	21,342	628,949
First NBC Bank Holding *	6,800	129,404
Flushing Financial	5,800	129,398
FNF Group	7,300	274,991
FNFV Group *	17,509	208,882
Franklin Financial Network *	12,196	413,201
GAIN Capital Holdings	12,900	86,688
Getty Realty ‡	5,631	127,936
Gladstone Commercial ‡	9,400	171,080
Gladstone Investment	32,600	248,086
Goldman Sachs Group	1,200	190,572
Great Southern Bancorp	6,900	270,480
Hanmi Financial	11,000	269,720
Hartford Financial Services Group	5,900	235,115
HCI Group	10,261	309,472
Heartland Financial USA	12,163	446,625
Heritage Commerce	41,836	438,441
Heritage Financial	12,690	221,568
Heritage Insurance Holdings	6,400	79,296
Heritage Oaks Bancorp	34,494	280,781
Horizon Bancorp	8,600	236,672
Horizon Technology Finance	13,700	188,649
Hudson Pacific Properties ‡	10,014	338,573
IBERIABANK	4,732	295,608
Independence Holding	5,900	102,719
Independent Bank	9,800	150,724
Intercontinental Exchange	1,300	343,460
Iron Mountain ‡	1,327	54,703
JPMorgan Chase	51,400	3,288,058
Kansas City Life Insurance	1,600	62,320
KCG Holdings, Cl A *	7,600	114,988

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
KeyCorp	49,950	$584,415
Kimco Realty ‡	19,700	632,370
Lakeland Bancorp	7,035	83,787
LendingTree *	1,966	198,527
Lincoln National	12,800	558,976
M&T Bank	3,200	366,592
Macatawa Bank	11,900	92,225
Manning & Napier, Cl A	9,300	72,447
Marsh & McLennan	4,600	302,450
MBIA *	14,100	119,004
Medallion Financial	15,700	127,013
Mercantile Bank	4,000	100,720
Merchants Bancshares	4,600	146,188
MidSouth Bancorp	9,900	104,049
MidWestOne Financial Group	5,497	159,138
Mortgage Investment Trust ‡	11,000	164,780
Nasdaq	6,880	486,829
National Storage Affiliates Trust ‡	26,088	557,501
National Western Life Group, Cl A	800	151,312
New York Community Bancorp	16,100	232,645
New York Mortgage Trust ‡	31,200	204,048
Newtek Business Services	7,280	95,004
Northeast Bancorp	6,700	73,901
Northern Trust	22,580	1,526,182
Northrim BanCorp	5,400	153,360
NorthStar Asset Management Group	10,796	128,041
OceanFirst Financial	5,600	105,616
Old Line Bancshares	3,800	72,732
One Liberty Properties ‡	4,800	120,096
Oppenheimer Holdings, Cl A	5,700	89,718
Owens Realty Mortgage ‡	5,998	100,286
Pacific Continental	17,396	251,894
Pacific Premier Bancorp *	12,882	311,100
Park Sterling	57,460	443,591
Pennsylvania Real Estate Investment Trust ‡	12,800	325,632
Peoples Bancorp	13,100	294,095
Piper Jaffray *	3,900	161,226
PNC Financial Services Group	4,000	330,600
Preferred Bank	8,542	279,067
Primerica	3,815	196,511
ProAssurance	200	10,332
Provident Financial Holdings	5,200	101,348
QTS Realty Trust, Cl A ‡	3,173	181,654

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Radian Group	24,398	$314,734
Raymond James Financial	17,500	960,750
Regional Management *	8,600	161,680
Republic Bancorp, Cl A	2,600	77,506
Rexford Industrial Realty ‡	14,810	338,557
Ryman Hospitality Properties ‡	11,448	643,835
S&T Bancorp	3,400	86,666
Sabra Health Care ‡	16,379	391,622
Saul Centers ‡	1,400	94,038
Selective Insurance Group	3,997	156,522
Seritage Growth Properties ‡	3,062	153,284
Sierra Bancorp	9,500	169,860
Signature Bank *	1,402	168,577
Simon Property Group ‡	1,846	419,116
Southwest Bancorp	11,639	226,029
Sovran Self Storage ‡	500	51,185
State Bank Financial	14,753	322,796
Summit Hotel Properties ‡	41,900	594,142
Sun Communities ‡	7,476	591,725
SunTrust Banks	24,425	1,032,933
SVB Financial Group *	5,148	516,962
Synovus Financial	8,898	270,855
Torchmark	4,100	253,667
Towne Bank	15,585	357,676
Travelers	2,600	302,172
TriCo Bancshares	16,919	440,232
United Community Banks	22,169	426,532
United Financial Bancorp	9,400	123,610
United Insurance Holdings	7,600	120,536
Universal Insurance Holdings	10,700	232,618
Univest Corp of Pennsylvania	15,300	322,677
US Bancorp	10,115	426,550
VEREIT ‡	259,004	2,864,584
Wells Fargo	18,171	871,663
West Bancorporation	8,300	157,700
Wintrust Financial	6,333	334,382
World Acceptance *	800	34,768
WR Berkley	13,900	808,841
Yadkin Financial	17,196	433,167
Zions Bancorporation	18,750	522,750

		70,466,881

Health Care — 6.8%
Abbott Laboratories	14,500	648,875
Acceleron Pharma *	1,000	33,920
Aceto	28,581	734,818
Adamas Pharmaceuticals *	5,673	85,662

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Advaxis *	11,193	$93,350
Adverum Biotechnologies *	23,600	85,432
Aetna	2,600	299,546
Agenus *	19,705	109,363
Albany Molecular Research *	22,741	328,380
Allergan *	14,078	3,561,030
Amgen	11,366	1,955,293
Amicus Therapeutics *	7,700	51,744
ANI Pharmaceuticals *	8,306	503,344
Anika Therapeutics *	3,800	189,696
Anthem	2,300	302,082
Anthera Pharmaceuticals *	28,853	88,867
Applied Genetic Technologies *	9,000	135,270
Ariad Pharmaceuticals *	19,200	182,592
athenahealth *	8,660	1,106,661
AtriCure *	12,881	195,662
Avinger *	5,779	28,548
AxoGen *	19,383	130,254
Becton Dickinson & Company	4,783	841,808
BioSpecifics Technologies *	4,466	180,873
BioTelemetry *	26,929	512,190
Bristol-Myers Squibb	19,939	1,491,636
Cara Therapeutics *	15,321	90,853
Cardiovascular Systems *	1,700	33,337
Celgene *	21,782	2,443,723
Celldex Therapeutics *	19,400	89,628
Centene *	14,500	1,022,975
Chemed	100	14,714
Chimerix *	32,900	131,271
Cigna	3,400	438,464
Concert Pharmaceuticals *	22,587	259,525
CR Bard	7,257	1,623,609
Cross Country Healthcare *	25,169	367,971
Cynosure, Cl A *	3,100	170,376
Danaher	4,500	366,480
DENTSPLY SIRONA	10,750	688,430
Depomed *	1,400	26,558
Dermira *	3,300	110,748
Dimension Therapeutics *	200	1,424
Eagle Pharmaceuticals *	3,633	156,728
Edwards Lifesciences *	1,986	227,437
Eli Lilly	12,363	1,024,769
Emergent BioSolutions *	11,300	377,307
Exactech *	10,600	286,518
Express Scripts Holding *	21,484	1,634,288
Five Prime Therapeutics *	1,100	55,759

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Flexion Therapeutics *	9,116	$150,961
FONAR *	19,900	444,566
Gilead Sciences	5,300	421,191
Glaukos *	2,200	76,912
Hanger *	3,900	41,925
HCA Holdings *	9,000	694,170
Henry Schein *	3,280	593,614
Heska *	6,594	280,575
HMS Holdings *	4,800	95,424
Illumina *	15,121	2,515,378
ImmunoGen *	6,400	17,792
INC Research Holdings, Cl A *	6,900	307,119
Infinity Pharmaceuticals *	21,900	36,792
InfuSystem Holdings *	56,800	167,560
Inogen *	7,497	402,889
Intersect ENT *	8,788	139,202
Intuitive Surgical *	1,954	1,359,515
iRadimed *	10,498	203,241
Jazz Pharmaceuticals *	3,000	452,910
Johnson & Johnson	20,700	2,592,261
Kindred Healthcare	12,200	149,572
La Jolla Pharmaceutical *	8,028	136,476
Laboratory Corp of America Holdings *	7,200	1,004,832
LeMaitre Vascular	24,584	422,845
LivaNova *	752	39,142
Luminex *	6,400	137,152
MacroGenics *	2,500	76,475
Magellan Health *	4,500	308,115
Masimo *	5,100	270,147
Medtronic	7,100	622,173
Merck	40,427	2,371,448
Molina Healthcare *	3,400	193,154
Momenta Pharmaceuticals *	7,800	87,828
Mylan *	5,800	271,382
Myriad Genetics *	8,700	269,526
Natus Medical *	600	23,598
Nektar Therapeutics *	9,847	170,255
NeoGenomics *	51,110	445,679
Novadaq Technologies *	4,400	46,904
OraSure Technologies *	12,800	87,296
Orthofix International *	6,629	314,215
Pacific Biosciences of California *	19,200	164,160
Paratek Pharmaceuticals *	4,500	57,915
PAREXEL International *	4,134	276,358
PDL BioPharma	13,700	48,224

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Pfenex *	20,111	$162,296
Pfizer	62,547	2,307,359
PharMerica *	14,531	385,943
Portola Pharmaceuticals, Cl A *	6,100	158,356
PRA Health Sciences *	1,500	69,570
Progenics Pharmaceuticals *	29,796	174,307
Providence Service *	6,674	322,821
PTC Therapeutics *	4,600	27,462
Quality Systems	6,000	73,680
Quest Diagnostics	8,500	734,060
RadNet *	29,095	174,861
Raptor Pharmaceutical *	21,662	127,589
Regeneron Pharmaceuticals *	2,620	1,113,814
Regulus Therapeutics *	16,400	58,548
Repligen *	12,932	369,855
Retrophin *	1,500	26,895
Rigel Pharmaceuticals *	26,000	59,540
RTI Surgical *	43,473	141,287
Sangamo BioSciences *	22,800	144,324
SciClone Pharmaceuticals *	20,800	219,648
Select Medical Holdings *	36,800	423,200
Spectrum Pharmaceuticals *	5,700	39,159
STERIS	12,550	890,422
Sucampo Pharmaceuticals, Cl A *	2,000	23,500
Supernus Pharmaceuticals *	9,332	207,357
Surmodics *	13,215	362,487
Synergy Pharmaceuticals *	28,177	114,962
Teligent *	37,461	304,183
Tenet Healthcare *	1,400	42,854
Thermo Fisher Scientific	1,800	285,912
UnitedHealth Group	18,101	2,592,063
Vanda Pharmaceuticals *	7,826	89,216
Varian Medical Systems *	10,800	1,023,192
Vascular Solutions *	11,154	511,634
Vocera Communications *	16,981	251,149
VWR *	3,500	109,620
Waters *	2,572	408,768
WellCare Health Plans *	2,800	299,040
Zoetis, Cl A	12,750	643,492

		59,983,081

Industrials — 4.9%
3M	3,966	707,376
ABM Industries	4,524	168,338
ACCO Brands *	45,000	505,800
Aegion, Cl A *	7,400	151,848

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
AGCO	23,800	$1,146,208
Air Transport Services Group *	15,000	217,200
Alamo Group	2,300	154,399
Alaska Air Group	3,006	202,063
Allegiant Travel, Cl A	630	81,755
Allegion	4,300	311,277
AMETEK	3,600	169,308
ARC Document Solutions *	26,000	102,440
ArcBest	9,866	184,593
Argan	5,667	261,419
Astec Industries	4,560	274,877
Barrett Business Services	2,700	116,046
Boeing	4,500	601,470
CAI International *	5,100	43,758
Carlisle	5,670	585,654
Caterpillar	4,500	372,420
CBIZ *	29,481	318,690
Celadon Group	12,074	99,731
CH Robinson Worldwide	3,709	258,220
Chicago Bridge & Iron	19,500	659,295
Cintas	2,000	214,540
Columbus McKinnon	5,800	96,222
Comfort Systems USA	3,500	106,330
Continental Building Products *	1,900	44,555
Costamare	5,600	54,824
Covenant Transportation Group, Cl A *	13,238	298,252
CRA International *	4,000	110,480
CSX	9,300	263,469
Cummins	5,400	662,958
Curtiss-Wright	4,103	365,126
Deere	3,410	264,991
Delta Air Lines	7,900	306,125
Deluxe	6,405	432,914
Donaldson	11,000	397,430
Ducommun *	7,800	150,852
Dun & Bradstreet	4,905	633,971
Dynamic Materials	21,431	219,453
Eastern	6,900	121,647
EMCOR Group	3,366	187,486
Emerson Electric	6,400	357,760
EnerSys	3,400	211,990
Equifax	1,700	225,182
Esterline Technologies *	2,629	159,922
Expeditors International of Washington	7,600	375,668
FedEx	3,914	633,677

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Fortive *	2,250	$108,473
Gencor Industries *	8,076	142,138
General Dynamics	2,400	352,536
General Electric	90,800	2,827,512
Gibraltar Industries *	10,074	355,411
Global Brass & Copper Holdings	13,649	386,540
GP Strategies *	9,940	208,342
Greenbrier	5,500	180,565
Griffon	4,900	83,986
H&E Equipment Services	10,100	188,062
Hawaiian Holdings *	18,100	824,093
HD Supply Holdings *	4,000	144,760
Herman Miller	800	26,216
Honeywell International	5,227	608,057
Hub Group, Cl A *	2,400	98,256
Hubbell, Cl B	4,000	431,320
Huntington Ingalls Industries	1,600	276,128
Hurco	3,767	100,315
Huron Consulting Group *	400	24,588
IES Holdings *	14,369	223,438
IHS Markit *	16,360	568,347
Insperity	4,200	329,658
Insteel Industries	4,500	156,555
JetBlue Airways *	11,000	201,630
Kadant	8,109	445,508
Kansas City Southern	8,684	834,619
Kelly Services, Cl A	5,500	112,585
Knoll	7,100	179,275
L-3 Communications Holdings	1,991	301,895
Layne Christensen *	25,111	200,888
LB Foster, Cl A	4,800	50,304
Leidos Holdings	1,675	83,767
Lockheed Martin	1,900	480,187
LSI Industries	26,496	290,396
Lydall *	3,800	169,784
Mueller Industries	3,401	115,770
MYR Group *	14,088	347,551
NCI Building Systems *	19,200	311,424
Nielsen Holdings	30,527	1,644,184
NN	9,119	153,838
Norfolk Southern	7,200	646,416
Northrop Grumman	1,600	346,608
NV5 Global *	11,668	375,359
On Assignment *	3,642	134,572
PAM Transportation Services *	5,914	118,458
Park-Ohio Holdings	7,500	223,350

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Patrick Industries *	9,491	$612,739
Ply Gem Holdings *	9,440	144,998
Quad	12,100	306,856
Radiant Logistics *	41,167	130,088
Raytheon	2,622	365,848
RBC Bearings *	2,094	159,207
Roadrunner Transportation Systems *	4,700	35,579
Roper Technologies	1,533	261,162
Saia *	6,500	187,785
SkyWest	13,893	399,702
SPX FLOW *	12,600	343,728
Stanley Black & Decker	1,900	231,230
Stericycle *	10,717	967,424
Supreme Industries, Cl A	4,200	70,560
Tennant	1,996	127,904
Tetra Tech	12,872	423,875
Timken	6,372	213,143
Triumph Group	12,700	391,541
TrueBlue *	4,900	109,417
Union Pacific	5,784	538,201
United Continental Holdings *	2,500	117,225
United Parcel Service, Cl B	9,078	981,332
United Technologies	13,264	1,427,869
Universal Forest Products	1,000	108,120
Universal Logistics Holdings	11,800	176,410
Vectrus *	9,019	280,942
Verisk Analytics, Cl A *	7,700	656,656
Wabash National *	60,571	877,068
WABCO Holdings *	4,090	410,104
Waste Management	7,000	462,840
Watsco	1,068	153,835
Werner Enterprises	23,000	577,760
WW Grainger	824	180,332
Xylem	10,350	494,833

		43,929,986

Information Technology — 8.8%
Activision Blizzard	8,500	341,360
Adobe Systems *	10,114	989,756
Advanced Energy Industries *	8,600	350,192
Aerohive Networks *	24,505	179,132
Akamai Technologies *	14,700	742,791
Alphabet, Cl A *	10,616	8,400,865
Alphabet, Cl C *	968	744,189
Amber Road *	31,283	275,916
Amphenol, Cl A	11,575	688,944

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Apigee *	18,386	$228,722
Apple	44,577	4,645,369
Applied Materials	48,700	1,280,323
ARRIS International *	3,525	96,021
Arrow Electronics *	5,300	352,397
Aspen Technology *	2,904	121,649
Autobytel *	27,151	403,464
Automatic Data Processing	8,130	723,163
Avid Technology *	5,200	33,852
Bankrate *	16,700	133,099
Barracuda Networks *	3,200	70,656
Bel Fuse, Cl B	9,600	196,704
Belden	2,100	153,741
Black Box	7,300	99,645
Blucora *	37,800	385,938
CA	9,100	315,315
Cardtronics *	800	35,192
CEVA *	9,318	280,099
Ciena *	4,200	80,598
Cisco Systems	46,247	1,411,921
ClearOne	10,900	134,724
CommVault Systems *	1,000	51,740
Computer Sciences	6,225	297,742
Convergys	5,300	141,245
Corning	30,300	673,266
Cray *	3,500	110,460
Cree *	34,800	995,280
CSRA	27,015	727,244
CUI Global *	17,807	88,145
Cypress Semiconductor	29,685	345,533
Datalink *	14,900	127,842
DHI Group *	51,000	371,790
EarthLink Holdings	6,600	44,748
eBay *	5,326	165,958
EchoStar, Cl A *	44,854	1,747,063
Electronic Arts *	17,222	1,314,383
EMC	7,668	216,851
ePlus *	4,301	361,757
Everyday Health *	14,400	117,504
Exa *	12,046	175,872
Facebook, Cl A *	36,650	4,542,401
Fidelity National Information Services	6,200	493,086
Fiserv *	2,600	286,936
Five9 *	26,483	333,951
FLIR Systems	4,300	140,094
FormFactor *	22,342	208,898

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Gigamon *	2,000	$93,440
GigPeak *	105,363	199,136
GTT Communications *	13,591	279,023
Hackett Group	37,552	502,821
Harris	6,660	576,889
Hewlett Packard Enterprise	33,284	699,630
Higher One Holdings *	5,500	28,215
HP	33,284	466,309
Impinj *	7,543	138,867
Information Services Group *	41,900	158,801
Inphi *	2,700	94,986
Integrated Device Technology *	10,358	227,773
Intel	49,821	1,736,760
International Business Machines	2,500	401,550
Intersil, Cl A	10,087	154,129
Itron *	12,000	512,280
IXYS	11,700	127,998
Jabil Circuit	40,500	824,175
Juniper Networks	48,000	1,089,120
Key Tronic *	9,600	72,384
Kulicke & Soffa Industries *	10,300	129,368
LogMeIn *	700	60,137
Lumentum Holdings *	800	24,200
Luxoft Holding, Cl A *	700	41,244
Manhattan Associates *	2,100	121,905
MasterCard, Cl A	47,045	4,480,566
MaxLinear, Cl A *	37,300	813,513
MeetMe *	19,600	126,028
Mentor Graphics (C)	7,884	168,402
Mesa Laboratories	1,646	190,327
Methode Electronics	2,600	91,078
Microchip Technology	8,475	471,549
Microsoft	22,889	1,297,349
MicroStrategy, Cl A *	1,200	209,868
Mitek Systems *	16,800	126,840
MKS Instruments	3,165	144,577
Model N *	16,059	207,322
MoneyGram International *	17,200	119,712
Motorola Solutions	9,128	633,301
NCI, Cl A	14,360	182,228
NCR *	41,721	1,375,541
NETGEAR *	6,400	329,152
Nuance Communications *	30,300	486,921
NVIDIA	5,500	314,050
Oracle	79,975	3,282,174
Palo Alto Networks *	3,789	495,942

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Park City Group * (C)	21,593	$211,180
Paychex	13,831	819,902
PayPal Holdings *	3,826	142,480
PC Connection	12,300	317,463
PCM *	6,900	114,678
PC-Telephone	700	3,549
PDF Solutions *	15,211	250,982
Photronics *	31,785	307,043
Planet Payment *	68,346	320,543
Plexus *	11,977	550,223
PRGX Global *	20,700	98,325
Progress Software *	15,233	442,671
PTC *	17,410	691,699
QAD, Cl A	7,885	149,184
QUALCOMM	4,021	251,634
Rackspace Hosting *	4,100	96,063
Radisys *	35,654	171,852
RealPage *	2,000	50,300
Reis	7,475	188,968
RetailMeNot *	13,700	114,395
Rubicon Project *	12,500	176,500
Rudolph Technologies *	7,400	130,388
salesforce.com *	23,018	1,882,872
Sanmina *	3,500	88,690
ScanSource *	800	32,824
Science Applications International	12,089	734,527
Semtech *	5,600	142,352
ShoreTel *	28,279	207,568
Sonus Networks *	12,600	108,612
Spok Holdings	2,300	42,504
Sykes Enterprises *	1,100	33,759
Synchronoss Technologies *	2,400	89,616
Take-Two Interactive Software *	3,600	144,648
TechTarget *	24,294	221,561
Telenav *	30,975	154,255
TeleTech Holdings	3,283	93,697
Teradata *	52,600	1,492,788
Tessera Technologies	4,200	134,988
Total System Services	12,940	658,905
Travelport Worldwide	4,300	58,007
TTM Technologies *	20,500	203,975
Unisys * (C)	32,300	320,093
USA Technologies *	64,798	305,847
VASCO Data Security International *	7,992	133,546

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
VeriFone Systems *	10,423	$199,705
Verint Systems *	9,150	322,720
VeriSign *	1,393	120,648
Visa, Cl A	23,116	1,804,204
Vishay Intertechnology	8,600	114,638
Vishay Precision Group *	11,400	149,910
Wayside Technology Group	5,374	97,377
Web.com Group *	30,377	572,910
Wix.com *	2,400	85,440
Xactly *	18,713	232,415
XO Group *	10,725	195,517
Zix *	38,300	155,498

		79,219,744

Materials — 2.3%
AEP Industries	1,800	144,828
Air Products & Chemicals	4,118	615,311
Alcoa	75,000	796,500
American Vanguard	17,445	259,582
Ashland	1,338	151,515
Avery Dennison	1,600	124,624
Balchem	1,061	67,766
Ball	3,555	251,232
Berry Plastics Group *	7,600	311,600
Cabot	2,300	111,987
CF Industries Holdings	55,330	1,365,544
Chemours	15,433	143,527
Clearwater Paper *	1,600	100,656
Commercial Metals	4,300	71,122
Core Molding Technologies *	8,400	133,728
Crown Holdings *	2,400	127,128
Ecolab	3,284	388,760
EI du Pont de Nemours	8,668	599,566
Ferro *	20,083	260,276
FMC	27,010	1,284,055
Friedman Industries	700	4,032
GCP Applied Technologies *	3,400	93,602
Headwaters *	11,400	226,746
Huntsman	37,000	572,020
Innophos Holdings	4,400	189,464
International Flavors & Fragrances	4,173	556,052
International Paper	4,700	215,307
Kaiser Aluminum	2,761	228,749
KapStone Paper and Packaging	14,875	212,415
Koppers Holdings *	300	9,486
LSB Industries *	16,472	190,746

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Martin Marietta Materials	1,100	$222,915
Materion	8,659	228,684
Monsanto	4,995	533,316
Mosaic	16,800	453,600
Nucor	3,700	198,468
Olympic Steel	4,100	117,506
OMNOVA Solutions *	22,000	208,340
Packaging Corp of America	2,500	186,725
PH Glatfelter	6,600	136,356
PPG Industries	3,294	344,915
Praxair	4,032	469,889
Rayonier Advanced Materials	11,100	152,847
Real Industry *	23,368	183,205
RPM International	2,400	130,224
Ryerson Holding *	3,000	43,320
Sealed Air	7,800	368,004
Sensient Technologies	8,690	641,583
Sherwin-Williams	9,331	2,796,781
Synalloy	3,500	26,705
Trinseo	8,400	418,236
United States Steel	33,000	907,170
US Concrete *	6,039	389,516
Vulcan Materials	4,550	564,109
Worthington Industries	800	35,448
WR Grace	7,840	586,981

		20,152,769

Telecommunication Services — 1.6%
AT&T	71,556	3,097,659
Boingo Wireless *	26,216	240,139
Fairpoint Communications *	8,500	137,615
General Communication, Cl A *	5,100	78,489
IDT, Cl B	4,086	62,352
Inteliquent	23,200	476,760
Iridium Communications *	26,400	237,072
Level 3 Communications *	51,240	2,592,744
magicJack VocalTec *	16,200	96,876
SBA Communications, Cl A *	1,800	207,000
Shenandoah Telecommunications	400	16,432
T-Mobile US *	45,436	2,105,504
Verizon Communications	88,340	4,894,920

		14,243,562

Utilities — 1.4%
Alliant Energy	13,028	524,377
Ameren	2,547	133,565
American Electric Power	7,537	522,314

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
American Water Works	9,375	$774,187
Avangrid	10,600	478,484
Avista	3,612	157,122
Black Hills	3,496	220,423
Chesapeake Utilities	4,822	308,946
CMS Energy	3,900	176,202
Dominion Resources	9,100	709,982
DTE Energy	7,229	704,972
Duke Energy	10,176	870,964
Edison International	2,000	154,760
Entergy	1,757	143,002
Eversource Energy	1,900	111,131
Exelon	3,585	133,649
Gas Natural	7,500	53,250
IDACORP	2,384	192,746
NiSource	33,600	862,176
Northwest Natural Gas	2,328	151,180
NorthWestern	1,991	120,933
PG&E	1,607	102,752
PNM Resources	7,380	253,577
Portland General Electric	8,521	372,112
PPL	3,100	116,901
Public Service Enterprise Group	3,900	179,439
SCANA	5,052	378,597
South Jersey Industries	5,092	162,333
Southern	7,987	427,305
Southwest Gas	700	54,250
Spark Energy, Cl A	2,700	66,933
Spire	15,226	1,056,684
Unitil	5,633	246,387
WEC Energy Group	11,966	776,713
Xcel Energy	11,234	494,071

		12,192,419

		406,984,817

Total Common Stock (Cost $737,491,407)		833,286,033

REGISTERED INVESTMENT COMPANIES — 3.3%
	Shares	Value
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	191	5,608

EXCHANGE TRADED FUNDS — 0.0%
Global X MSCI Pakistan ETF	9,644	151,604

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EXCHANGE TRADED FUNDS (continued)
VanEck Vectors Vietnam ETF	13,648	$207,313

		358,917

OPEN-END FUND — 3.3%
Oakmark International Small Cap Fund, Cl I	1,993,521	28,965,855

Total Registered Investment Companies (Cost $27,137,281)		29,330,380

PREFERRED STOCK (D) – 0.6%
	Shares	Value
BRAZIL — 0.3%
Banco Bradesco	52,668	462,941
Banco do Estado do Rio Grande do Sul	84,200	280,459
Bradespar	74,300	247,025
Centrais Eletricas Santa Catarina	3,600	16,987
Cia Brasileira de Distribuicao	100	1,511
Cia Energetica de Minas Gerais	56,768	159,323
Cia Paranaense de Energia	7,000	69,581
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	20,400	79,086
Eucatex Industria e Comercio	3,300	2,646
Gerdau	91,262	218,698
Itausa – Investimentos Itau	47,729	123,650
Marcopolo	115,000	109,240
Petroleo Brasileiro*	46,500	170,804
Suzano Papel e Celulose, Cl A	34,083	104,066
Telefonica Brasil	45,872	698,889
Unipar Carbocloro	8,040	15,448
Vale, Cl A	9,000	41,580

		2,801,934

CHILE — 0.0%
Embotelladora Andina, Cl B	23,882	94,485

GERMANY — 0.1%
Henkel & KGaA	6,422	799,833
Porsche Automobil Holding	1,066	55,859
Sartorius	4,092	327,012
Volkswagen	562	79,043

		1,261,747

SOUTH AFRICA — 0.0%
Absa Bank	257	14,811

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

PREFERRED STOCK — continued
	Shares	Value
SOUTH KOREA — 0.2%
Hyundai Motor	6,800	$610,097
LG Chemical	358	56,729
LG Household & Health Care	189	98,537
Samsung Electronics	676	763,415

		1,528,778

Total Preferred Stock (Cost $5,227,915)		5,701,755

RIGHTS — 0.0%
	Number of Rights	Value
China Resources Beer Holdings, Expires 08/15/16 *	12,667	5,094
Synergetics, Expires 10/15/18 *	33,700	—
Zardoya Otis, Expires 10/11/16 *	7,474	—

Total Rights (Cost $—)		5,094

SHORT-TERM INVESTMENTS — 0.1%
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio, Cl I, 0.290% (E) (F)	517,800	517,800
SEI Daily Income Trust Government Fund, Cl A, 0.150% (F)	54,858	54,858

Total Short-Term Investments (Cost $572,658)		572,658

Total Investments — 97.3% (Cost $770,429,261) †		$868,895,920

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/16/16	AUD	1,221,000	USD	897,439	$(29,923)
8/31/16	CAD	1,022,800	USD	783,551	21
9/21/16-10/5/16	CHF	2,048,600	USD	2,139,096	18,947
8/16/16	EUR	8,598,200	USD	9,768,816	149,956
10/7/16	GBP	1,027,700	USD	1,345,775	(15,983)
8/16/16	USD	337,686	AUD	456,300	8,879
8/31/16	USD	296,232	CAD	382,500	(3,212)
10/7/16	USD	154,370	GBP	119,600	4,106

					$132,791

A list of the counterparties for the forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation
Brown Brothers Harriman	$(1,963)	$1,983	$19,446
State Street	(13,637)	13,750	113,345

			$132,791

For the period ended July 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $892,617,360.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2016 was $0 ($ Thousands) and represented 0.0% of Net Assets.
(C)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $490,578.
(D)	Interest rate unavailable.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $517,800.
(F)	The rate reported is the 7-day effective yield as of July 31, 2016.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $770,429,261, and the unrealized appreciation and depreciation were $140,638,293 and $(42,171,634), respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR— Euro

ETF — Exchange Traded Fund

GBP — British Pound

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2016
(unaudited)

The following is a list of the inputs used as of July 31, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$619,419	$—	$—	$619,419
Australia	15,787,328	—	—	15,787,328
Austria	2,196,672	—	—	2,196,672
Belgium	4,046,763	—	—	4,046,763
Bermuda	65,659	—	—	65,659
Brazil	9,904,739	—	—	9,904,739
Canada	22,283,656	—	—	22,283,656
Chile	1,827,072	—	—	1,827,072
China	36,837,280	—	—	36,837,280
Colombia	83,040	—	—	83,040
Czech Republic	44,809	—	—	44,809
Denmark	6,062,065	—	—	6,062,065
Egypt	—	180,377	—	180,377
Finland	3,429,840	—	—	3,429,840
France	22,067,145	—	—	22,067,145
Germany	19,611,660	—	—	19,611,660
Greece	1,778,609	—	—	1,778,609
Hong Kong	16,320,070	—	—	16,320,070
Hungary	287,308	—	—	287,308
India	8,332,801	—	—	8,332,801
Indonesia	4,761,543	—	—	4,761,543
Ireland	8,231,099	—	—	8,231,099
Israel	397,562	1,638,719	—	2,036,281
Italy	10,934,013	—	—	10,934,013
Japan	37,134,441	—	—	37,134,441
Malaysia	4,752,393	—	—	4,752,393
Mexico	5,588,496	—	—	5,588,496
Netherlands	16,271,832	—	—	16,271,832
New Zealand	1,386,414	—	—	1,386,414
Norway	3,164,236	—	—	3,164,236
Panama	1,321,374	—	—	1,321,374
Peru	729,021	—	—	729,021
Philippines	1,542,234	—	—	1,542,234
Poland	3,181,330	—	—	3,181,330
Portugal	1,428,339	—	—	1,428,339
Puerto Rico	383,099	—	—	383,099
Russia	4,872,249	—	—	4,872,249
Singapore	3,737,648	—	—	3,737,648
South Africa	7,631,179	—	—	7,631,179
South Korea	25,133,167	—	—	25,133,167
Spain	12,457,722	—	—	12,457,722
Sweden	6,947,452	—	—	6,947,452
Switzerland	26,364,012	—	—	26,364,012
Taiwan	12,906,441	—	—	12,906,441
Thailand	5,585,969	—	—	5,585,969
Turkey	3,144,809	—	—	3,144,809
United Arab Emirates	166,536	484,017	—	650,553
United Kingdom	42,257,558	—	—	42,257,558
United States	406,984,817	—	—	406,984,817

Total Common Stock	830,982,920	2,303,113	—	833,286,033
Registered Investment Companies	29,330,380	—	—	29,330,380
Preferred Stock
Brazil	2,801,934	—	—	2,801,934
Chile	94,485	—	—	94,485
Germany	1,261,747	—	—	1,261,747
South Africa	14,811	—	—	14,811
South Korea	1,528,778	—	—	1,528,778

Total Preferred Stock	5,701,755	—	—	5,701,755
Rights	5,094	—	—	5,094
Short-Term Investments	572,658	—	—	572,658

Total Investments in Securities	$866,592,807	$2,303,113	$—	$868,895,920

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts *
Unrealized Appreciation	$—	$181,909	$—	$181,909
Unrealized Depreciation	—	(49,118)	—	(49,118)

Total Other Financial Instruments	$—	$132,791	$—	$132,791

* Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended July 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended July 31, 2016, there were transfers between Level 1 and Level 3 assets due to pricing restrictions removed by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2016
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 50.2%
	Shares	Value
OPEN-END FUNDS — 50.2%
AllianzGI Convertible Fund, Cl I	1,554,961	$47,550,718
PIMCO Emerging Local Bond Fund, Cl I	6,444,527	47,560,609

Total Registered Investment Companies (Cost $106,016,156)		95,111,327

COMMON STOCK — 24.8%
	Shares	Value
ENERGY — 23.3%
American Midstream Partners LP (A)	47,484	570,758
Arc Logistics Partners (A)	25,493	388,513
Archrock Partners LP (A)	71,700	1,017,423
Blueknight Energy Partners	14,340	86,040
Buckeye Partners LP (A)	33,773	2,433,682
Crestwood Equity Partners (A)	51,462	1,139,883
CrossAmerica Partners (A)	12,741	299,413
CSI Compressco (A)	26,521	233,385
DCP Midstream Partners LP (A)	54,810	1,834,491
Enbridge Energy Management *	204,134	4,717,537
Energy Transfer Partners LP (A)	93,102	3,677,529
EnLink Midstream Partners (A)	141,508	2,418,372
GasLog Partners LP (A)	6,948	152,856
Genesis Energy (A)	5,555	202,091
Global Partners LP (A)	25,110	338,985
Golar LNG Partners LP (A)	25,487	486,802
Hoegh LNG Partners LP (A)	6,782	129,401
Holly Energy Partners LP (A)	32,067	1,154,412
KNOT Offshore Partners LP (A)	14,535	286,485
Martin Midstream Partners LP (A)	49,343	1,108,244
Midcoast Energy Partners LP (A)	42,812	354,055
NGL Energy Partners LP (A)	105,461	1,983,721
Northern Blizzard Resources	68,090	226,854
NuStar Energy LP (A)	67,481	3,384,172

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
ONEOK	57,610	$2,580,352
Plains All American Pipeline LP (A)	25,845	720,042
Southcross Energy Partners LP (A)	17,951	33,927
Sprague Resources LP (A)	21,140	541,395
Summit Midstream Partners LP (A)	47,456	1,076,302
Sunoco (A)	36,581	1,134,011
Targa Resources	102,170	3,806,854
TC Pipelines LP (A)	39,869	2,220,305
Teekay LNG Partners LP (A)	59,070	602,514
Teekay Offshore Partners (A)	10,730	59,766
USA Compression Partners LP (A)	49,430	741,450
USD Partners (A)	9,740	102,173
Western Gas Partners LP (A)	1,385	70,566
Williams Partners	49,975	1,866,066

		44,180,827

FINANCIALS — 0.2%
Annaly Capital Management ‡	19,000	208,620
Oslo Bors VPS Holding	11,150	116,295

		324,915

UTILITIES — 1.3%
AmeriGas Partners LP (A)	10,700	533,823
Ferrellgas Partners LP (A)	41,794	822,506
Suburban Propane Partners LP (A)	33,930	1,156,334

		2,512,663

Total Common Stock (Cost $44,575,945)		47,018,405

CORPORATE OBLIGATIONS — 22.1%
	Face Amount(1)	Value
CONSUMER DISCRETIONARY — 3.1%
Carlson Travel Holdings 7.500%, 08/15/19 (B)	525,000	517,125
Churchill Downs 5.375%, 12/15/21	675,000	691,875

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2016
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
CONSUMER DISCRETIONARY (continued)
Codere Finance 2 Luxembourg 9.000%, 06/30/21 (B)	159,000	$156,615
Entertainment One 6.875%, 12/15/22 (B)	150,000	213,506
GOL LUXCO 9.500%, 07/20/21 (B)	76,000	66,500
Golden Nugget Escrow 8.500%, 12/01/21 (B)	615,000	638,062
MGM Resorts International 7.750%, 03/15/22	695,000	801,272
Servicios Corporativos Javer 9.875%, 04/06/21 (B)	337,000	350,480
Station Casinos 7.500%, 03/01/21	600,000	634,500
Univision Communications 6.750%, 09/15/22 (B)	465,000	496,387
Univision Communications 5.125%, 02/15/25 (B)	174,000	179,003
Viking Cruises 8.500%, 10/15/22 (B)	640,000	564,800
William Hill 4.875%, 09/07/23	400,000	538,856

		5,848,981

CONSUMER STAPLES — 2.6%
Constellation Brands 4.250%, 05/01/23	425,000	450,500
Constellis Holdings 9.750%, 05/15/20 (B)	825,000	804,375
Darling Ingredients 5.375%, 01/15/22	655,000	677,925
JBS USA 5.875%, 07/15/24 (B)	775,000	771,125
Simmons Foods 7.875%, 10/01/21 (B)	825,000	761,063
Southern Graphics 8.375%, 10/15/20 (B)	825,000	837,375
TreeHouse Foods 4.875%, 03/15/22	550,000	568,425

		4,870,788

ENERGY — 3.4%
California Resources 5.500%, 09/15/21	485,000	223,100

CORPORATE OBLIGATIONS — continued
		Face Amount(1)	Value
ENERGY (continued)
California Resources 8.000%, 12/15/22 (B)		246,000	$157,489
Cloud Peak Energy Resources 6.375%, 03/15/24		145,000	68,150
Continental Resources 5.000%, 09/15/22		730,000	682,550
Energen 4.625%, 09/01/21		608,000	579,120
Ithaca Energy 8.125%, 07/01/19 (B)		700,000	621,250
MEG Energy 7.000%, 03/31/24 (B)		1,448,000	1,049,800
Murphy Oil 6.125%, 12/01/42		477,000	420,615
Murphy Oil 7.050%, 05/01/29		270,000	278,563
Northern Blizzard Resources 7.250%, 02/01/22 (B)		1,130,000	1,056,550
Teine Energy 6.875%, 09/30/22 (B)		699,000	692,010
Whiting Petroleum 5.750%, 03/15/21		795,000	665,813

			6,495,010

FINANCIALS — 1.8%
DFC Finance 10.500%, 06/15/20 (B)		575,000	301,875
Emma Delta Finance 12.000%, 10/15/17 (B)	EUR	1,000,000	1,168,316
Gala Electric Casinos 11.500%, 06/01/19 (B)	GBP	190,910	261,124
Iron Mountain 6.000%, 08/15/23		425,000	451,562
Lansing Trade Group 9.250%, 02/15/19 (B)		750,000	742,500
Minerva Luxembourg 7.750%, 01/31/23 (B)		450,000	474,750

			3,400,127

HEALTH CARE — 3.4%
Acadia Healthcare 5.125%, 07/01/22		525,000	517,125
CHS 5.125%, 08/01/21		425,000	422,875
DaVita HealthCare Partners 5.750%, 08/15/22		550,000	580,937

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2016
(unaudited)

CORPORATE OBLIGATIONS — continued
		Face Amount(1)	Value
HEALTH CARE (continued)
Envision Healthcare 5.125%, 07/01/22 (B)		550,000	$559,625
Halyard Health 6.250%, 10/15/22		725,000	728,625
HCA 4.750%, 05/01/23		855,000	891,338
Kindred Healthcare 6.375%, 04/15/22		800,000	738,000
LifePoint Health 5.500%, 12/01/21		515,000	540,539
Select Medical 6.375%, 06/01/21		590,000	583,734
Tenet Healthcare 4.500%, 04/01/21		895,000	899,475

			6,462,273

INDUSTRIALS — 4.9%
Actuant 5.625%, 06/15/22		670,000	690,100
ADS Tactical 11.000%, 04/01/18 (B)		900,000	927,000
American Airlines Group 6.125%, 06/01/18		400,000	414,000
ATS Automation Tooling Systems 6.500%, 06/15/23 (B)		550,000	561,000
CMA CGM 7.750%, 01/15/21 (B)		700,000	602,370
DigitalGlobe 5.250%, 02/01/21 (B)		500,000	483,750
IHS 5.000%, 11/01/22		550,000	567,875
Kissner Milling 7.250%, 06/01/19 (B)		800,000	808,000
Manitowoc Foodservice 9.500%, 02/15/24 (B)		580,000	657,575
Moto Finance 6.375%, 09/01/20 (B)	GBP	400,000	548,624
Multi-Color 6.125%, 12/01/22 (B)		450,000	463,500
Orbital ATK 5.250%, 10/01/21		250,000	260,625
Sensata Technologies BV 4.875%, 10/15/23 (B)		700,000	721,000
Techniplas 10.000%, 05/01/20 (B)		600,000	465,000

CORPORATE OBLIGATIONS — continued
		Face Amount(1)	Value
Titan International 6.875%, 10/01/20		705,000	$650,362
United Continental Holdings 6.000%, 12/01/20		175,000	185,063
VRG Linhas Aereas 10.750%, 02/12/23 (B)		400,000	108,000

			9,113,844

INFORMATION TECHNOLOGY — 0.9%
CPI International 8.750%, 02/15/18		450,000	452,250
Emerald Expositions Holding 9.000%, 06/15/21 (B)		450,000	462,375
Gamenet 7.250%, 08/01/18 (B)	EUR	500,000	568,808
Microsemi 9.125%, 04/15/23 (B)		245,000	278,075

			1,761,508

MATERIALS — 1.2%
Ball 4.000%, 11/15/23		268,000	272,020
Crown Americas 4.500%, 01/15/23		675,000	697,781
LSB Industries 7.750%, 08/01/19		750,000	773,438
Sealed Air 6.500%, 12/01/20 (B)		550,000	630,438

			2,373,677

TELECOMMUNICATION SERVICES — 0.5%
Virgin Media Finance 6.375%, 04/15/23 (B)		914,000	939,135

UTILITIES — 0.3%
GenOn Americas Generation 9.125%, 05/01/31		750,000	611,250

Total Corporate Obligations (Cost $42,424,335)			41,876,593

LOAN PARTICIPATIONS — 0.5%
		Face Amount(1)	Value
GOL LUXCO 6.500%, 08/31/20		550,000	547,937

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2016
(unaudited)

LOAN PARTICIPATIONS — continued
		Face Amount(1)	Value
NARTC Bank Loan
11.500%, 07/13/20		300,000	$297,750
9.000%, 01/13/20		3,691	3,650
7.750%, 01/13/20		170,588	168,669

Total Loan Participations (Cost $1,014,364)			1,018,006

SOVEREIGN DEBT — 0.4%
		Face Amount(1)	Value
Hellenic Republic Government Bond 3.000%, 02/24/23 (C)	EUR	650,000	552,072
Mexican Bonos 4.750%, 06/14/18		3,500,000	185,161

Total Sovereign Debt (Cost $744,388)			737,233

CONVERTIBLE BONDS — 0.4%
		Face Amount(1)	Value
Encore Capital Group 3.000%, 07/01/20		325,000	258,172
Pescanova
8.750%, 02/17/19 (D)	EUR	400,000	31,304
5.125%, 04/20/17 (D)	EUR	500,000	39,131
Titan Machinery 3.750%, 05/01/19		475,000	402,859

Total Convertible Bonds (Cost $854,361)			731,466

PREFERRED STOCK — 0.1%
		Shares	Value
UNITED STATES — 0.1% (E)
Teekay Offshore Partners (Cost $233,505)		9,950	202,781

Total Investments — 98.5% (Cost $195,863,054) †			$186,695,811

A list of the open futures contracts held by the Fund at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation
BP Currency	(19)	Sep-2016	$125,758
Euro Currency	(23)	Sep-2016	54,959

			$180,717

For the period ended July 31, 2016, the total amount of all open futures contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $189,482,814.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At July 31, 2016, these securities amounted to $33,409,787 or 17.6% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2016. The coupon on a step bond changes on a specified date.
(D)	Security in default on interest payments.
(E)	Interest rate unavailable.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $195,863,054, and the unrealized appreciation and depreciation were $6,497,326 and $(15,664,569), respectively.

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LP — Limited Partnership

The following is a list of the inputs used as of July 31, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$95,111,327	$—	$—	$95,111,327
Common Stock	47,018,405	—	—	47,018,405
Corporate Obligations	—	41,876,593	—	41,876,593
Loan Participations	—	1,018,006	—	1,018,006
Sovereign Debt	—	737,233	—	737,233
Convertible Bonds	—	731,466	—	731,466
Preferred Stock	202,781	—	—	202,781

Total Investments in Securities	$142,332,513	$44,363,298	$—	$186,695,811

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$180,717	$—	$—	$180,717

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2016
(unaudited)

For the period ended July 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 58.8%
	Shares	Value
EXCHANGE TRADED FUNDS — 10.3%
Health Care Select Sector SPDR Fund	35,200	$2,648,800
Industrial Select Sector SPDR Fund	20,600	1,195,624
PowerShares S&P 500 Downside Hedged Portfolio	1,893,843	45,300,725
Technology Select Sector SPDR Fund	18,500	859,510

		50,004,659

OPEN-END FUNDS — 48.5%
AQR Managed Futures Strategy HV Fund	4,346,282	47,852,567
AQR Multi Strategy Alternative Fund	3,910,174	37,381,267
AQR Style Premia Alternative Fund	4,787,288	48,303,738
ASG Managed Futures Strategy Fund, Cl Y	4,414,219	49,174,394
PIMCO All Asset All Authority Fund, Cl I	6,184,386	52,814,654

		235,526,620

Total Registered Investment Companies (Cost $298,909,117)		285,531,279

COMMON STOCK — 21.3%
	Shares	Value
ARGENTINA — 0.1%
Ternium ADR	13,630	295,907

AUSTRALIA — 0.0%
Prime Media Group	21,074	4,885

AUSTRIA — 0.1%
Immobilien Anlagen	8,441	158,543
Kapsch TrafficCom	2,772	114,667
OMV	2,266	60,206
Palfinger	3,364	100,268
S IMMO	6,360	61,506

		495,190

COMMON STOCK — continued
	Shares	Value
BELGIUM — 0.0%
Barco	488	$37,553

BERMUDA — 0.1%
Assured Guaranty	14,300	383,097

BRAZIL — 0.0%
Cosan, Cl A	30,247	202,050

CANADA — 0.4%
AGF Management, Cl B	18,200	71,091
Aimia	31,000	203,952
Air Canada, Cl B *	51,800	356,667
Bird Construction	7,000	72,217
Canfor Pulp Products	8,400	67,102
Capital Power	5,500	88,462
Cardiome Pharma *	14,605	45,714
Cascades	8,200	61,422
Equitable Group	1,300	54,015
Gluskin Sheff + Associates	5,000	68,012
Granite Real Estate Investment Trust ‡	500	15,518
Home Capital Group, Cl B	10,300	219,151
Just Energy Group	26,800	166,467
Medical Facilities	5,200	86,026
Open Text	3,400	207,180
Performance Sports Group *	6,300	20,979
Rogers Sugar	14,800	70,392
WestJet Airlines	15,200	267,759
Wi-LAN	26,000	47,394

		2,189,520

CAYMAN ISLANDS — 0.0%
Xingda International Holdings	282,000	72,695

CHINA — 0.5%
Agile Group Holdings	226,000	129,336
Bank of China	169,000	69,487

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Baoye Group	18,000	$13,039
CECEP COSTIN New Materials Group	781,000	62,412
China Cinda Asset Management	962,000	312,467
China Pioneer Pharma Holdings	64,000	15,178
China Shineway Pharmaceutical Group	21,000	22,168
China Telecom	384,000	189,070
Chongqing Rural Commercial Bank	477,000	250,231
Daqo New Energy ADR *	7,145	163,335
Great Wall Motor	242,500	251,614
Industrial & Commercial Bank of China ADR	3,280	36,999
JA Solar Holdings ADR *	25,661	179,370
Shenzhen Expressway	26,000	24,497
Sihuan Pharmaceutical Holdings Group	1,502,000	338,794
SOHO China	134,000	61,832
Weiqiao Textile	84,000	66,911
Xinyuan Real Estate ADR	13,936	69,680
Xtep International Holdings	2,500	1,286
YY ADR *	3,765	147,550

		2,405,256

COLOMBIA — 0.0%
Almacenes Exito	30,265	138,016

DENMARK — 0.1%
Alm Brand	13,462	91,250
Dfds	3,138	143,422
NNIT (A)	2,152	88,783

		323,455

FINLAND — 0.1%
Atria, Cl A	10,472	104,784
Cramo	4,897	115,574
Ponsse Oy	3,621	107,280
Ramirent	13,321	112,889

		440,527

COMMON STOCK — continued
	Shares	Value
GERMANY — 0.2%
Bijou Brigitte	1,282	$82,614
CENTROTEC Sustainable	5,552	87,521
Cewe Stiftung & KGAA	1,489	117,712
Deutsche Lufthansa	11,502	136,694
Grammer	3,022	145,280
H&R *	6,561	110,029
Kloeckner	5,909	79,209
OSRAM Licht	3,213	166,999
PATRIZIA Immobilien *	5,548	140,057
SHW	3,194	89,273
Surteco	2,483	56,284

		1,211,672

HONG KONG — 0.8%
BAIC Motor (A)	74,500	67,602
Beijing Enterprises Holdings	4,500	25,347
Changgang Dunxin Enterprise *	586,000	28,702
China Everbright	104,000	198,391
China High Speed Transmission Equipment Group	282,000	218,086
China XLX Fertiliser	66,000	19,055
Computime Group	176,000	23,819
Dah Chong Hong Holdings	135,000	66,470
Dawnrays Pharmaceutical Holdings	56,000	36,667
Dickson Concepts International	73,000	25,028
Emperor Entertainment Hotel	410,000	94,594
Emperor International Holdings	414,000	94,450
Fountain SET Holdings	762,000	89,377
Geely Automobile Holdings	565,000	371,404
Guangnan Holdings	270,000	30,277
Guangzhou Automobile Group	284,000	364,591
Guangzhou R&F Properties	184,400	279,034
Haitong International Securities Group	442,000	266,622
HKT Trust & HKT	17,000	26,864
Hop Fung Group Holdings	796,000	61,559
Hua Han Health Industry Holdings	496,000	46,030

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Hutchison Telecommunications Hong Kong Holdings	192,000	$70,283
IGG	89,000	37,970
IT	158,000	48,265
Ju Teng International Holdings	144,000	45,844
Link ‡	39,000	291,052
NagaCorp	266,000	181,713
Playmates Toys	408,000	77,305
Qingdao Port International (A)	93,000	42,434
Qingling Motors	56,000	17,756
Sun Hung Kai	161,000	94,628
Sunlight ‡	127,000	77,591
Tianjin Port Development Holdings	458,000	67,888
Tianneng Power International	222,000	152,513
Victory City International Holdings	1,798,000	79,953
VST Holdings	82,000	19,553
Xinyi Glass Holdings	446,000	340,318
Yuexiu Transport Infrastructure	14,000	9,293

		4,088,328

INDIA — 0.0%
GHCL	5,614	19,134

IRELAND — 0.0%
Seagate Technology	2,400	76,872

ISRAEL — 0.1%
El Al Israel Airlines	160,082	120,276
Orbotech *	10,844	309,379
Perion Network *	84,301	110,434
Shufersal	29,910	104,872

		644,961

ITALY — 0.2%
Aedes SIIQ ‡ *	130,575	53,693
DeA Capital	23,545	27,113
Italmobiliare *	2,551	87,101

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
La Doria	4,539	$60,287
Recordati	11,412	370,129
UnipolSai	278,791	467,535

		1,065,858

JAPAN — 1.1%
Aderans	3,700	17,007
Ahresty	15,100	108,476
Artnature	800	6,508
BML	2,300	110,903
Dai-ichi Seiko	9,500	99,436
Foster Electric	12,100	237,648
Fukuda Denshi	1,500	91,439
Godo Steel	54,000	91,557
GSI Creos	74,200	70,539
G-Tekt	7,500	116,137
Heiwado	4,100	80,123
Imasen Electric Industrial	11,000	100,152
Japan Asia Group	22,400	85,618
J-Oil Mills	19,000	64,615
Kamei	11,000	90,665
Kanematsu	85,000	140,785
Kirindo Holdings	2,400	18,746
KYORIN Holdings	11,200	242,693
Medipal Holdings	22,700	376,424
Mitsubishi Motors	54,900	259,340
Mitsubishi Nichiyu Forklift	18,600	101,171
Mixi	13,900	502,680
Nichireki	13,300	92,677
Nippon Beet Sugar Manufacturing	44,000	81,933
Nippon Piston Ring	6,400	92,204
Nippon Yusen	154,000	277,709
Nipro	30,700	385,724
Nittetsu Mining	27,000	94,203
NuFlare Technology	2,100	101,259
Okuwa	4,000	41,084

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Roland DG	4,500	$94,556
Sansha Electric Manufacturing	17,200	80,913
SBI Holdings	11,300	125,033
Showa Shinku	6,100	69,229
SK-Electronics	9,800	102,673
Tabuchi Electric	23,900	84,792
Toa	79,000	137,815
TOA ROAD CORP	42,000	114,843
Togami Electric Manufacturing	16,000	63,978
Tokai	2,800	95,908
Topy Industries	54,000	121,723
Toyo Kohan	13,900	34,602
West Holdings	16,900	111,469
YAMABIKO	4,200	33,712

		5,450,701

MALAYSIA — 0.1%
AirAsia	525,800	378,478
Padini Holdings	118,600	77,212

		455,690

NETHERLANDS — 0.1%
AerCap Holdings *	400	14,604
BE Semiconductor Industries	9,043	268,626

		283,230

NORWAY — 0.1%
Awilco Drilling	10,254	40,836
BW LPG (A)	9,537	33,922
Havfisk	26,076	111,262
Kvaerner	112,840	106,057

		292,077

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E	9,555	261,043

PORTUGAL — 0.1%
Altri SGPS	21,812	84,522
CTT-Correios de Portugal	19,338	162,063

COMMON STOCK — continued
	Shares	Value
PORTUGAL (continued)
Semapa-Sociedade de Investimento e Gestao	7,464	$93,712

		340,297

PUERTO RICO — 0.1%
Triple-S Management, Cl B *	10,796	268,281

RUSSIA — 0.0%
Lukoil PJSC ADR	2,368	102,909

SINGAPORE — 0.2%
Ascendas Hospitality Trust ‡	123,100	68,404
Best World International	164,200	172,075
China Yuchai International	6,102	66,878
Chip Eng Seng	206,000	96,800
CSE Global	30,500	10,351
Hong Leong Asia	74,700	41,788
k1 Ventures	96,960	63,642
Mapletree Greater China Commercial Trust ‡	14,800	11,867
Midas Holdings	96,900	17,708
Sino Grandness Food Industry Group	197,200	86,046
UMS Holdings	47,000	20,858
United Overseas Bank	25,200	342,090

		998,507

SOUTH KOREA — 1.3%
Cell Biotech	1,651	91,825
Daeduck GDS	4,506	53,502
Daehan Steel	13,480	110,714
Daou Technology	22,055	523,736
Display Tech	20,869	96,506
DK UIL	6,506	62,728
DongKook Pharmaceutical	2,508	148,445
Dongkuk Steel Mill	12,700	102,834
Doosan	2,293	230,293
DY POWER	10,289	57,225
e-LITECOM	9,082	97,294

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Eugene Technology	5,588	$95,283
Fine Semitech	2,334	8,856
Hanjin Heavy Industries & Construction *	2,439	9,733
Hansol Paper	1,437	29,249
Hanwha	19,738	627,302
Hitejinro Holdings	4,447	54,191
Huons Global	5,776	265,042
Hyundai	3,209	67,036
Jahwa Electronics	3,109	36,914
Kia Motors	9,737	366,392
KM	21,393	112,298
Korea Electric Power	7,228	395,551
Korea United Pharm	1,470	28,281
Korean Drug	13,811	85,074
KT	1,900	53,854
KT&G	2,970	320,823
Kyungdong Pharm	1,829	31,024
Mhethanol	10,416	74,111
Mobase *	11,635	79,357
Moorim Paper *	22,135	61,456
Namyang Dairy Products	183	111,419
NICE Total Cash Management	12,248	73,478
Pulmuone	2	239
Pyeong Hwa Automotive	6,436	67,511
Samjin Pharmaceutical	7,360	217,485
Samkee Automotive	26,621	97,082
Samsung Electronics	438	601,778
SeAH Steel	454	28,290
Sejoong	24,074	89,513
Seoyon	9,318	91,920
Seoyon E-Hwa	7,254	84,187
Shinsegae Engineering & Construction	360	14,912
SIMMTECH	4,977	36,167
SK Innovation	176	22,940
SK Materials	81	10,659

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Solueta *	10,379	$66,621
Tongyang Life Insurance	7,467	71,660
WiSoL	11,248	152,129

		6,214,919

SWEDEN — 0.1%
KappAhl	19,744	96,909
Klovern, Cl B	71,647	91,683
Mycronic	10,244	118,817
Rottneros	105,686	85,838
Tethys Oil	13,937	91,616
Wihlborgs Fastigheter	5,646	125,166

		610,029

SWITZERLAND — 0.0%
ALSO Holding	400	30,561
Bachem Holding, Cl B	248	20,176
Gurit Holding	71	48,349
Kudelski	2,549	54,310

		153,396

TAIWAN — 0.1%
ChipMOS TECHNOLOGIES	4,800	83,328
Silicon Motion Technology ADR	3,768	194,806

		278,134

THAILAND — 0.1%
Fabrinet *	8,966	338,556
Thai Beverage	406,700	313,966

		652,522

UNITED KINGDOM — 0.1%
Innospec	500	25,135
Subsea 7	22,105	236,451

		261,586

UNITED STATES — 15.0%
Consumer Discretionary — 2.6%
American Axle & Manufacturing Holdings *	3,000	52,230
American Eagle Outfitters	16,900	302,848

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
America’s Car-Mart *	4,100	$143,828
Barnes & Noble	3,700	48,396
Big Lots	9,377	498,669
BorgWarner	2,400	79,632
Bridgepoint Education *	12,749	90,900
Brunswick	100	4,962
Carrols Restaurant Group *	16,758	202,939
Cooper-Standard Holding *	2,800	246,540
Del Taco Restaurants *	22,000	231,220
Delta Apparel *	13,767	328,894
Dick’s Sporting Goods	1,800	92,322
Eldorado Resorts *	18,224	263,337
Entercom Communications, Cl A	24,518	358,208
Finish Line, Cl A	4,700	102,131
Gannett	2,545	32,474
Gap	5,800	149,582
GNC Holdings, Cl A	4,100	83,681
H&R Block	15,300	363,987
Harman International Industries	600	49,584
Isle of Capri Casinos *	6,882	128,900
Jack in the Box	2,100	185,619
John Wiley & Sons, Cl A	2,300	132,710
K12 *	6,500	80,470
La Quinta Holdings *	6,500	80,405
Lear	2,600	294,970
Lithia Motors, Cl A	600	51,774
M/I Homes *	8,082	182,249
Macy’s	2,300	82,409
Marcus	3,610	79,961
MarineMax *	22,300	450,460
Marriott Vacations Worldwide	700	53,410
Michael Kors Holdings *	9,517	492,219
Modine Manufacturing *	24,793	238,013
Nautilus *	10,291	193,882

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
New Media Investment Group	23,745	$419,337
Nordstrom	12,900	570,567
Office Depot *	12,900	44,634
Perry Ellis International *	9,973	213,622
PVH	100	10,106
RCI Hospitality Holdings	12,275	130,729
Red Robin Gourmet Burgers *	1,600	77,376
Rent-A-Center, Cl A	35,467	383,044
Restoration Hardware Holdings *	8,400	258,804
Rocky Brands	500	5,485
Ruth’s Hospitality Group	15,371	245,475
Shake Shack, Cl A *	16,900	676,169
Staples	10,000	92,900
Stoneridge *	16,232	270,750
Thor Industries	8,300	635,282
Tile Shop Holdings *	14,600	248,930
Tuesday Morning *	54,300	428,427
Unifi *	8,268	223,484
Viacom, Cl A	1,800	89,352
Viacom, Cl B	3,600	163,692
Vitamin Shoppe *	600	17,556
Williams-Sonoma	9,000	486,720
ZAGG *	27,670	175,151
Zoe’s Kitchen *	2,000	71,080

		12,392,487

Consumer Staples — 0.9%
Bunge	3,700	243,608
Central Garden & Pet, Cl A *	17,177	391,464
Dean Foods	26,891	496,408
Ingles Markets, Cl A	4,523	175,628
John B Sanfilippo & Son	2,932	136,836
Medifast	28,630	1,008,349
Natural Health Trends	7,464	250,716
Nu Skin Enterprises, Cl A	11,092	592,313

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Omega Protein *	13,972	$314,649
Primo Water *	24,171	289,569
Wal-Mart Stores	5,700	415,929

		4,315,469

Energy — 0.5%
Archrock	15,824	140,992
Atwood Oceanics	42,490	453,793
Bill Barrett *	62,210	371,394
Clean Energy Fuels *	29,786	89,060
Dawson Geophysical *	17,433	129,876
Helix Energy Solutions Group *	7,372	58,534
Marathon Oil	5,000	68,200
Matrix Service *	4,052	67,141
McDermott International *	20,010	103,652
Oasis Petroleum *	63,200	480,320
Pacific Ethanol *	16,283	111,213
PHI *	3,072	59,351
Pioneer Energy Services *	28,886	90,991
Rowan, Cl A	1,018	15,514
Sanchez Energy *	600	3,804
Seadrill Partners (B)	33,024	137,710
TETRA Technologies *	36,900	221,769
Willbros Group *	27,181	55,721

		2,659,035

Financials — 3.5%
Altisource Portfolio Solutions *	14,062	327,082
American Homes 4 Rent, Cl A ‡	900	19,530
Arbor Realty Trust ‡	25,726	183,941
Armada Hoffler Properties ‡	12,378	185,299
Banc of California	16,250	360,425
Banner	5,247	219,010
Berkshire Hills Bancorp	9,098	239,914
Boston Private Financial Holdings	12,045	145,985
Brookline Bancorp	28,292	322,246

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Cardinal Financial	13,141	$338,512
Care Capital Properties ‡	5,000	147,900
CBL & Associates Properties ‡	26,300	323,227
Central Pacific Financial	11,700	287,001
Century Bancorp, Cl A	4,502	196,557
CoreSite Realty ‡	600	49,518
Crawford, Cl B	31,298	343,652
Dime Community Bancshares	16,796	290,571
Empire State Realty Trust, Cl A ‡	37,500	787,125
Employers Holdings	5,629	160,539
Equity LifeStyle Properties ‡	1,400	115,136
ESSA Bancorp	8,800	124,608
Farmers National Banc	21,709	207,321
First Busey	11,602	261,393
First Defiance Financial	3,658	152,502
First Internet Bancorp	11,729	277,391
First Merchants	8,904	233,285
First of Long Island	3,987	121,005
Forest City Realty Trust, Cl A ‡	27,507	650,541
Franklin Financial Network *	9,656	327,145
Genworth Financial, Cl A *	179,314	512,838
HomeStreet *	10,408	232,098
Hudson Pacific Properties ‡	23,200	784,392
Independent Bank Group	6,953	293,834
Kilroy Realty ‡	5,900	431,939
Mack-Cali Realty ‡	25,100	707,820
MainSource Financial Group	4,029	89,726
Malvern Bancorp *	4,232	66,273
Marlin Business Services	600	11,016
National Storage Affiliates Trust ‡	13,000	277,810
Nicholas Financial *	7,871	84,062
Omega Healthcare Investors ‡	600	20,700
Oritani Financial	8,401	136,264

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Pennsylvania Real Estate Investment Trust ‡	31,000	$788,640
Post Properties ‡	1,700	108,103
Preferred Bank	8,397	274,330
RE/MAX Holdings, Cl A	5,587	242,029
Regional Management *	2,000	37,600
RMR Group	504	17,159
Sierra Bancorp	10,082	180,266
Simon Property Group ‡	2,600	590,304
SL Green Realty ‡	6,800	801,176
Sovran Self Storage ‡	200	20,474
Summit Hotel Properties ‡	45,100	639,518
Taubman Centers ‡	10,100	817,292
UMH Properties ‡	11,268	139,273
United Community Banks	13,607	261,799
Validus Holdings	8,700	430,041
Voya Financial	26,700	684,321
Westfield Financial	9,006	70,877

		17,150,335

Health Care — 2.0%
Adverum Biotechnologies *	49,400	178,828
Alliance HealthCare Services *	16,017	95,461
Almost Family *	6,513	259,152
Amgen	1,441	247,895
AMN Healthcare Services *	8,022	339,331
Applied Genetic Technologies *	21,999	330,645
Biogen *	45	13,047
BioMarin Pharmaceutical *	2,100	208,782
Cambrex *	6,452	338,149
Chimerix *	1,900	7,581
Computer Programs & Systems	1,000	39,640
Emergent BioSolutions *	15,110	504,523
Enanta Pharmaceuticals *	1,497	33,668
Ensign Group	1,200	25,800
Enzo Biochem *	35,822	249,679

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Enzymotec *	7,435	$67,956
Exactech *	7,843	211,996
FONAR *	16,300	364,142
Gilead Sciences	5,574	442,966
Haemonetics *	6,500	197,080
Harvard Bioscience *	38,920	110,922
Heska *	4,087	173,902
ICU Medical *	1,806	210,869
ImmunoGen *	15,200	42,256
LeMaitre Vascular	9,931	170,813
LHC Group *	3,671	166,150
Magellan Health *	12,900	883,263
MEDNAX *	2,100	144,711
Merit Medical Systems *	12,725	298,274
Omnicell *	6,777	262,134
OraSure Technologies *	6,581	44,883
Orthofix International *	14,500	687,300
Paratek Pharmaceuticals *	9,100	117,117
PharMerica *	9,936	263,900
QIAGEN *	9,800	262,640
Quintiles Transnational Holdings *	2,900	225,156
RTI Surgical *	30,764	99,983
Sangamo BioSciences *	37,300	236,109
SciClone Pharmaceuticals *	20,852	220,197
United Therapeutics *	4,337	524,820
Vanda Pharmaceuticals *	20,223	230,542
VCA *	1,400	99,876
Vocera Communications *	14,897	220,327

		9,852,465

Industrials — 2.4%
ACCO Brands *	31,148	350,103
Aegion, Cl A *	11,465	235,262
Atlas Air Worldwide Holdings *	14,147	611,575
Babcock & Wilcox Enterprises *	8,300	127,488

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Barnes Group	2,400	$91,032
Brink’s	3,700	121,434
BWX Technologies	1,100	40,491
CEB	600	36,024
Civeo *	17,900	24,523
Commercial Vehicle Group *	68,478	283,499
CRA International *	9,414	260,015
Cubic	1,500	61,260
Douglas Dynamics	10,089	270,385
Ducommun *	13,078	252,928
Encore Wire	5,021	188,438
Federal Signal	14,819	194,870
Gibraltar Industries *	10,740	378,907
Global Brass & Copper Holdings	7,486	212,003
Hardinge	13,734	138,713
Hawaiian Holdings *	2,800	127,484
HD Supply Holdings *	1,100	39,809
Heidrick & Struggles International	12,854	250,139
Huntington Ingalls Industries	1,500	258,870
Huron Consulting Group *	1,100	67,617
Insperity	4,000	313,960
Kforce	1,100	19,646
Kimball International, Cl B	21,697	247,129
Knoll	12,141	306,560
LB Foster, Cl A	9,977	104,559
Lydall *	3,225	144,093
ManpowerGroup	900	62,460
Matson	700	26,159
Mercury Systems *	8,117	210,393
MYR Group *	8,590	211,915
NCI Building Systems *	11,900	193,018
Northwest Pipe *	6,498	73,427
NV5 Global *	8,162	262,572
Patrick Industries *	5,291	341,587

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Ply Gem Holdings *	21,043	$323,220
Quad	20,322	515,366
Quanex Building Products	13,583	271,524
Quanta Services *	5,558	142,285
Regal Beloit	2,400	146,424
Resources Connection	10,493	156,346
Robert Half International	4,100	149,814
SkyWest	556	15,996
Spirit AeroSystems Holdings, Cl A *	2,300	99,774
Supreme Industries, Cl A	17,842	299,746
Triton International	6,092	102,285
TrueBlue *	1,100	24,563
Universal Forest Products	2,446	264,462
Vectrus *	17,100	532,665
Veritiv *	2,207	93,180
VSE	1,918	121,908
Wabash National *	77,528	1,122,605
West	3,900	86,229
YRC Worldwide *	17,015	201,968

		11,810,707

Information Technology — 2.0%
8x8 *	18,895	259,806
ADTRAN	14,606	265,829
Advanced Energy Industries *	12,208	497,110
Alpha & Omega Semiconductor *	12,600	180,054
Arrow Electronics *	600	39,894
AXT *	55,965	209,869
Benchmark Electronics *	1,600	37,504
Black Box	13,179	179,893
Brocade Communications Systems	9,100	84,630
BSQUARE *	2,100	11,004
Citrix Systems *	5,800	516,954
Cohu	20,481	216,279

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Comtech Telecommunications	7,033	$91,921
Datalink *	37,400	320,892
DHI Group *	40,624	296,149
Digi International *	23,416	260,152
EarthLink Holdings	13,803	93,584
EchoStar, Cl A *	1,100	42,845
Edgewater Technology *	11,006	95,532
EMCORE *	29,161	188,963
Extreme Networks *	73,080	284,281
FARO Technologies *	5,911	206,176
FLIR Systems	700	22,806
Hackett Group	18,024	241,341
IAC	2,210	128,092
IEC Electronics *	42,798	221,694
Integrated Device Technology *	1,900	41,781
Internap *	41,656	92,476
Limelight Networks *	61,347	103,676
MeetMe *	47,153	303,194
MicroStrategy, Cl A *	400	69,956
Monotype Imaging Holdings	6,000	118,740
NCI, Cl A	21,422	271,845
NETGEAR *	8,700	447,441
Novanta *	11,843	186,054
Nuance Communications *	1,100	17,677
PC Connection	7,645	197,318
Progress Software *	1,500	43,590
QUALCOMM	3,700	231,546
Rackspace Hosting *	19,072	446,857
RetailMeNot *	19,130	159,736
Rubicon Project *	3,200	45,184
Rudolph Technologies *	22,000	387,640
Silver Spring Networks *	10,902	137,038
Spok Holdings	4,600	85,008
Super Micro Computer *	3,800	81,890
Sykes Enterprises *	13,861	425,394

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Teradyne	1,000	$19,750
Verint Systems *	2,600	91,702
Virtusa *	1,400	38,080
Xerox	10,100	104,030
XO Group *	7,588	138,329
Yirendai ADR *	11,517	295,296
Zebra Technologies, Cl A *	300	15,903

		9,590,385

Materials — 0.9%
AK Steel Holding *	42,419	278,269
Coeur Mining *	26,179	401,062
Core Molding Technologies *	13,006	207,055
FutureFuel	17,253	197,719
Haynes International	4,807	182,570
Hecla Mining	37,616	244,128
Koppers Holdings *	11,485	363,156
Kraton Performance Polymers *	10,822	323,686
Mercer International	24,786	195,562
Olympic Steel	31,267	896,112
Rayonier Advanced Materials	16,595	228,513
Reliance Steel & Aluminum	2,400	188,256
Resolute Forest Products *	17,927	98,957
Ryerson Holding *	10,783	155,707
Schweitzer-Mauduit International	3,900	147,459
TimkenSteel	6,522	65,350

		4,173,561

Telecommunication Services — 0.2%
Fairpoint Communications *	17,198	278,436
IDT, Cl B	1,394	21,272
Inteliquent	7,925	162,859
magicJack VocalTec *	12,872	76,975
Shenandoah Telecommunications	5,718	234,895

		774,437

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities — 0.0%
CenterPoint Energy	700	$16,744
Great Plains Energy	2,500	74,450

		91,194

		72,810,075

Total Common Stock (Cost $93,661,304)		103,528,372

U.S. TREASURY OBLIGATIONS — 8.1%
	Face Amount	Value
U.S. Treasury Bills 0.533%, 07/20/17 (C)	$10,000,000	9,951,880
0.454%, 01/05/17 (C)	10,100,000	10,084,951

U.S. Treasury Notes 1.625%, 05/15/26	19,200,000	19,487,251

Total U.S. Treasury Obligations (Cost $39,027,788)		39,524,082

RIGHTS — 0.0%
	Number of Rights	Value
Hansol Paper, Expires 08/03/16 * (Cost $—)	972	3,297

WARRANT — 0.0%
	Number of Warrants	Value
Atlas Mara, Expires 12/17/17, Strike Price $11.50 * (Cost $333)	33,340	667

Total Investments — 88.2% (Cost $431,598,542) †		$428,587,697

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (17.9)%
	Shares	Value
BERMUDA — (0.0)%
Carnival Group International Holdings *	(120,000)	$(14,230)

CANADA — (0.5)%
Athabasca Oil *	(118,700)	(111,822)
Canyon Services Group	(13,900)	(51,527)
Colliers International Group	(2,376)	(98,086)
DHX Media, Cl B	(16,200)	(88,094)
GDI Integrated Facility Services *	(4,500)	(44,633)
IGM Financial	(7,400)	(205,907)
MacDonald Dettwiler & Associates	(800)	(52,474)
MEG Energy *	(103,900)	(440,062)
Northview Apartment Real Estate Investment Trust ‡	(4,500)	(77,823)
NorthWest Healthcare Properties Real Estate Investment Trust ‡	(4,000)	(31,279)
Novagold Resources *	(80,489)	(560,203)
Onex	(3,600)	(223,475)
Pretium Resources *	(20,400)	(242,334)
ProMetic Life Sciences *	(39,800)	(93,583)
Seabridge Gold *	(4,300)	(56,877)
Torex Gold Resources *	(2,080)	(43,141)
Westport Fuel Systems *	(40,576)	(55,995)

		(2,477,315)

CHILE — (0.0)%
Empresa Nacional de Electricidad ADR	(5,290)	(144,417)

CHINA — (0.4)%
21Vianet Group ADR *	(23,596)	(226,050)
Aluminum Corp of China *	(94,000)	(30,290)
Bitauto Holdings ADR *	(8,632)	(237,380)
China Distance Education Holdings ADR	(11,513)	(119,505)
China Life Insurance	(73,000)	(166,354)
China Oilfield Services	(276,000)	(215,225)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
China Shipping Container Lines *	(134,000)	$(27,980)
CNinsure ADR *	(712)	(6,038)
Ctrip.com International ADR *	(5,567)	(243,111)
eHi Car Services ADR *	(3,248)	(34,981)
Lianhua Supermarket Holdings *	(93,000)	(37,279)
Renren ADR *	(29,869)	(48,686)
Sany Heavy Equipment International Holdings	(114,000)	(18,367)
The9 Limited ADR *	(2,426)	(4,852)
Tuniu ADR *	(13,814)	(124,464)
V1 Group	(222,000)	(11,303)
Vipshop Holdings ADR *	(15,318)	(217,975)

		(1,769,840)

DENMARK — (0.0)%
Bavarian Nordic *	(4,995)	(190,309)

FINLAND — (0.0)%
Caverion	(9,330)	(61,543)

GERMANY — (0.3)%
Affimed *	(5,785)	(15,157)
alstria office ‡	(7,797)	(108,528)
Bilfinger	(7,265)	(221,130)
RWE	(21,267)	(378,167)
SGL Carbon	(4,146)	(50,501)
SLM Solutions Group *	(2,532)	(70,218)
Telegraph Columbus *(A)	(7,110)	(66,390)
Vonovia	(9,666)	(383,095)
voxeljet ADR *	(1,204)	(5,189)

		(1,298,375)

GREECE — (0.0)%
Aegean Marine Petroleum Network	(6,398)	(41,715)
Diana Shipping *	(15,907)	(41,358)

		(83,073)

COMMON STOCK — continued
	Shares	Value
HONG KONG — (0.4)%
Alibaba Pictures Group *	(780,000)	$(166,890)
Bank of East Asia	(32,800)	(135,497)
Brilliance China Automotive Holdings	(216,000)	(239,709)
China Chengtong Development Group *	(330,000)	(27,222)
China Financial International Investments *	(680,000)	(34,621)
China Ocean Industry Group *	(1,000,000)	(23,201)
China State Construction International Holdings	(28,000)	(37,461)
China Taiping Insurance Holdings *	(7,400)	(14,498)
China Traditional Chinese Medicine Holding *	(278,000)	(113,588)
CT Environmental Group	(296,000)	(90,039)
Esprit Holdings	(52,400)	(42,010)
Haier Healthwise Holdings *	(1,134,000)	(33,910)
Hong Kong Exchanges and Clearing	(9,401)	(232,044)
Luye Pharma Group *	(78,500)	(50,894)
Melco Crown Entertainment ADR	(19,645)	(274,244)
Melco International Development	(149,000)	(152,872)
MMG *	(196,000)	(46,989)
North Mining Shares, Cl C *	(680,000)	(15,251)
PetroAsian Energy Holdings *	(236,900)	(5,496)
Power Assets Holdings	(17,500)	(171,314)
Realord Group Holdings *	(50,000)	(26,745)
Sincere Watch Hong Kong	(1,008,846)	(43,561)
Sinotrans Shipping *	(161,000)	(24,695)
SOCAM Development *	(90,000)	(42,225)
Summit Ascent Holdings *	(118,000)	(24,791)

		(2,069,767)

INDIA — (0.1)%
HDFC Bank ADR	(3,682)	(255,052)
ICICI Bank ADR	(25,310)	(191,850)
WNS Holdings ADR *	(5,545)	(155,648)

		(602,550)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
IRELAND — (0.0)%
Fly Leasing ADR	(7,914)	$(98,054)

ISRAEL — (0.1)%
Attunity *	(6,339)	(61,805)
Radware *	(24,206)	(297,976)
Redhill Biopharma ADR *	(4,666)	(61,265)

		(421,046)

ITALY — (0.2)%
Danieli & C Officine Meccaniche	(4,244)	(62,869)
Juventus Football Club *	(111,160)	(36,227)
Leonardo-Finmeccanica *	(27,105)	(309,399)
Saipem	(769,517)	(336,301)
Yoox Net-A-Porter Group, Cl A *	(11,786)	(329,947)

		(1,074,743)

JAPAN — (0.7)%
Anicom Holdings	(4,800)	(130,449)
Calbee	(7,600)	(335,924)
Econach Holdings *	(43,000)	(16,436)
Fast Retailing	(300)	(98,290)
Invincible Investment ‡	(56)	(37,869)
Kansai Paint	(14,700)	(312,196)
Keikyu	(26,000)	(266,026)
M&A Capital Partners *	(2,900)	(61,249)
MonotaRO	(10,800)	(317,326)
MOS Food Services	(2,500)	(73,480)
Next	(22,800)	(223,676)
Nidec	(200)	(18,494)
Nihon M&A Center	(4,400)	(271,240)
Nihon Seimitsu *	(3,000)	(6,321)
Nomura Real Estate Master Fund ‡	(171)	(284,400)
Open Door *	(2,800)	(79,910)
Pigeon	(9,700)	(245,269)
Rakuten	(15,200)	(175,112)
RVH *	(4,300)	(44,587)
Sailor Pen *	(203,000)	(61,675)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Shikoku Electric Power	(4,400)	$(46,443)
SMS	(400)	(9,510)
Sohgo Security Services	(4,500)	(224,923)
Stella Chemifa	(2,800)	(100,985)
Toshiba	(39,000)	(102,894)
UMN Pharma *	(2,900)	(39,506)

		(3,584,190)

LUXEMBOURG — (0.0)%
Magnachip Semiconductor *	(8,724)	(51,908)

NETHERLANDS — (0.2)%
Altice, Cl A *	(21,458)	(318,469)
Core Laboratories	(1,700)	(198,577)
Intertrust * (A)	(2,858)	(64,928)
NXP Semiconductors *	(1,756)	(147,662)

		(729,636)

NORWAY — (0.1)%
Europris (A)	(16,427)	(71,065)
Schibsted, Cl A	(1,231)	(38,708)
Vard Holdings *	(165,100)	(18,718)
XXL (A)	(5,851)	(71,081)

		(199,572)

SINGAPORE — (0.2)%
Ascendas ‡	(130,200)	(237,928)
COSCO Singapore	(118,300)	(25,589)
First Resources	(108,900)	(131,180)
Hyflux	(85,800)	(37,118)
Perennial Real Estate Holdings	(13,900)	(9,020)
Sembcorp Industries	(156,300)	(322,929)
Yoma Strategic Holdings *	(200,000)	(86,522)

		(850,286)

SWEDEN — (0.1)%
Anoto Group *	(1,469,358)	(41,898)
Avanza Bank Holding	(1,656)	(59,219)
Hexpol	(19,278)	(171,558)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
ITAB Shop Concept	(7,788)	$(65,074)
Kambi Group *	(4,131)	(57,328)
Nordax Group (A)	(11,470)	(55,360)

		(450,437)

SWITZERLAND — (0.1)%
ChinaCache International Holdings ADR *	(5,006)	(29,936)
Chocoladefabriken Lindt & Spruengli	(42)	(247,008)
GAM Holding	(12,673)	(139,256)
Orascom Development Holding *	(2,747)	(20,379)
Santhera Pharmaceutical Holding *	(269)	(15,598)

		(452,177)

TAIWAN — (0.0)%
Himax Technologies ADR	(2,239)	(20,039)

U. S. VIRGIN ISLANDS — (0.0)%
China New Town Development *	(67,500)	(2,349)

UNITED KINGDOM — (0.1)%
Amarin ADR *	(31,598)	(83,735)
GW Pharmaceuticals ADR *	(3,856)	(363,698)

		(447,433)

UNITED STATES — (14.4)%
Consumer Discretionary — (2.7)%
Advance Auto Parts	(900)	(152,874)
Arctic Cat	(17,808)	(277,983)
AutoNation *	(9,700)	(517,495)
Blue Nile	(7,819)	(227,220)
Buckle	(16,900)	(462,891)
Build-A-Bear Workshop, Cl A *	(19,008)	(259,079)
Cabela’s *	(3,700)	(191,031)
CarMax *	(4,548)	(264,967)
Carriage Services, Cl A	(7,082)	(172,163)
Cato, Cl A	(900)	(32,193)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Charter Communications, Cl A *	(1)	$(221)
Chipotle Mexican Grill, Cl A *	(2,505)	(1,062,095)
Citi Trends	(9,805)	(163,547)
CST Brands	(14,500)	(648,440)
Del Taco Restaurants *	(14,406)	(151,407)
Destination XL Group *	(36,176)	(186,668)
Dixie Group *	(27,763)	(102,723)
Dollar Tree *	(2,600)	(250,354)
El Pollo Loco Holdings *	(16,728)	(220,141)
Entravision Communications, Cl A	(18,979)	(137,788)
Escalade	(20,401)	(218,903)
Etsy *	(24,138)	(242,828)
EW Scripps, Cl A *	(4,800)	(81,408)
Famous Dave’s of America *	(17,248)	(100,211)
Fiesta Restaurant Group *	(11,608)	(259,323)
Francesca’s Holdings *	(7,893)	(100,320)
Green Brick Partners *	(18,641)	(131,605)
Hibbett Sports *	(5,301)	(185,111)
iRobot *	(3,430)	(130,066)
Kona Grill *	(19,305)	(241,313)
Lumber Liquidators Holdings *	(18,500)	(278,055)
MakeMyTrip *	(22,404)	(421,867)
Malibu Boats, Cl A *	(15,027)	(204,968)
Manchester United, Cl A	(3,607)	(56,450)
Monro Muffler Brake	(11,100)	(695,082)
Murphy USA *	(2,500)	(191,600)
Nord Anglia Education *	(6,157)	(134,038)
Restoration Hardware Holdings *	(4,933)	(151,986)
Select Comfort *	(21,200)	(505,832)
Sequential Brands Group *	(8,402)	(68,308)
Stage Stores	(24,683)	(146,370)
Stein Mart	(44,942)	(386,501)
Strattec Security	(3,612)	(161,095)
Tesla Motors *	(1,680)	(394,447)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Tiffany	(9,200)	$(593,584)
Under Armour, Cl A *	(10,500)	(414,330)
Under Armour, Cl C *	(2,000)	(71,400)
Universal Electronics *	(2,613)	(202,089)
Vitamin Shoppe *	(5,378)	(157,360)
WCI Communities *	(12,007)	(202,078)
West Marine *	(12,430)	(108,887)
Winmark	(710)	(71,405)
Wynn Resorts	(1,900)	(186,105)
Zumiez *	(9,880)	(167,762)

		(13,143,967)

Consumer Staples — (0.5)%
Adecoagro *	(14,923)	(163,556)
Andersons	(3,116)	(115,230)
Craft Brew Alliance *	(16,743)	(196,563)
Inter Parfums	(5,503)	(179,068)
Inventure Foods *	(50,437)	(434,767)
Landec *	(19,849)	(228,263)
Natural Grocers by Vitamin Cottage *	(19,351)	(264,915)
Nomad Foods *	(11,470)	(101,510)
Orchids Paper Products	(10,657)	(327,276)
Snyder’s-Lance	(8,819)	(302,139)
SunOpta *	(29,523)	(166,805)

		(2,480,092)

Energy — (0.4)%
Alon USA Energy	(21,652)	(153,079)
Cheniere Energy *	(1,000)	(41,830)
Delek US Holdings	(21,844)	(273,487)
Gener8 Maritime *	(17,065)	(90,786)
Geospace Technologies *	(4,292)	(70,818)
Golar LNG	(16,220)	(275,091)
Pacific Ethanol *	(11,994)	(81,919)
Par Pacific Holdings *	(20,832)	(312,480)
Phillips 66	(3,900)	(296,634)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
RigNet *	(7,347)	$(87,797)
Schlumberger	(1,800)	(144,936)
Synergy Resources *	(5,303)	(34,522)
Tesco	(24,552)	(162,289)

		(2,025,668)

Financials — (4.3)%
American Campus Communities ‡	(7,400)	(400,118)
American Homes 4 Rent, Cl A ‡	(1)	(16)
Ameris Bancorp	(11,073)	(367,181)
ARMOUR Residential ‡	(14,119)	(300,452)
Beneficial Bancorp	(10,420)	(141,295)
BNC Bancorp	(11,056)	(268,219)
Capital Bank Financial, Cl A	(8,101)	(242,139)
Capital City Bank Group	(14,802)	(211,817)
Citizens & Northern	(15,190)	(323,699)
City Holding	(4,045)	(188,902)
Clifton Bancorp	(20,532)	(307,569)
Conifer Holdings *	(8,029)	(66,079)
Cresud SACIF y A ADR *	(3,027)	(51,580)
Deutsche Bank	(9,921)	(133,338)
EPR Properties ‡	(9,300)	(781,386)
FBR	(10,311)	(155,387)
Federated National Holding	(7,052)	(147,739)
FelCor Lodging Trust ‡	(27,467)	(174,415)
Fifth Street Senior Floating Rate	(17,797)	(149,495)
Forestar Group *	(10,625)	(130,475)
Franklin Street Properties ‡	(70,889)	(908,797)
GAIN Capital Holdings	(29,242)	(196,506)
GAMCO Investors, Cl A	(6,439)	(219,827)
Getty Realty ‡	(34,167)	(776,274)
Government Properties Income Trust ‡	(31,500)	(751,590)
Gramercy Property Trust ‡	(23,900)	(238,761)
Green Bancorp *	(19,363)	(189,370)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Greenhill	(13,799)	$(273,634)
HCP ‡	(13,800)	(541,374)
Heritage Insurance Holdings	(10,149)	(125,746)
Hospitality Properties Trust ‡	(1,500)	(47,865)
InfraREIT ‡	(8,012)	(141,492)
Investment Technology Group	(18,508)	(309,084)
Investors Real Estate Trust ‡	(50,126)	(331,834)
iStar ‡ *	(16,556)	(171,520)
Kearny Financial	(34,414)	(448,070)
Kimco Realty ‡	(22,600)	(725,460)
Ladder Capital, Cl A ‡	(12,905)	(168,539)
Ladenburg Thalmann Financial Services *	(108,700)	(265,228)
LaSalle Hotel Properties ‡	(9,800)	(269,990)
LendingClub *	(181,972)	(840,711)
Liberty Property Trust ‡	(9,300)	(384,834)
Live Oak Bancshares	(15,894)	(208,370)
Marcus & Millichap *	(5,946)	(159,293)
Marlin Business Services	(5,937)	(109,003)
National Bank Holdings, Cl A	(6,376)	(127,711)
National Retail Properties ‡	(7,800)	(414,648)
New Senior Investment Group ‡	(26,077)	(312,663)
Nicolet Bankshares *	(1,739)	(63,230)
Northfield Bancorp	(8,179)	(122,113)
On Deck Capital *	(15,636)	(81,307)
Pacific Mercantile Bancorp *	(13,643)	(93,182)
Pebblebrook Hotel Trust ‡	(1,800)	(53,370)
PHH *	(61,239)	(894,702)
Realty Income ‡	(10,700)	(764,729)
Republic First Bancorp *	(13,482)	(59,186)
RMR Group	(504)	(17,171)
Safeguard Scientifics *	(18,860)	(243,671)
Safety Insurance Group	(2,484)	(158,231)
Select Income ‡	(12,000)	(333,120)
Seritage Growth Properties ‡	(14,600)	(730,876)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Southwest Bancorp	(10,914)	$(211,950)
State Auto Financial	(1,600)	(36,128)
United Financial Bancorp	(10,750)	(141,363)
Ventas ‡	(5,800)	(441,728)
Virtus Investment Partners	(3,947)	(332,693)
Walter Investment Management *	(15,338)	(44,020)
Washingtion ‡	(10,100)	(346,329)
Welltower ‡	(3,900)	(309,387)
Willis Towers Watson	(700)	(86,534)
WisdomTree Investments	(2,900)	(28,826)
WMIH *	(28,952)	(70,064)
WP Carey ‡	(8,900)	(646,585)
Yadkin Financial	(10,855)	(273,437)

		(20,783,427)

Health Care — (2.0)%
AAC Holdings *	(21,995)	(498,627)
Abaxis	(2,460)	(121,672)
Accelerate Diagnostics *	(6,250)	(122,812)
Adaptimmune Therapeutics ADR *	(9,155)	(74,339)
Adeptus Health, Cl A *	(4,700)	(209,479)
Aethlon Medical *	(4,469)	(27,842)
Aralez Pharmaceuticals *	(18,137)	(63,480)
Arbutus Biopharma *	(22,639)	(92,594)
Ascendis Pharma ADR *	(3,111)	(44,798)
Atara Biotherapeutics *	(5,792)	(139,008)
AtriCure *	(8,664)	(131,606)
BeiGene ADR *	(2,254)	(59,145)
Blueprint Medicines *	(6,230)	(137,745)
Cempra *	(15,116)	(271,635)
Cerus *	(51,133)	(377,873)
Chimerix *	(10,553)	(42,106)
Clovis Oncology *	(2,620)	(37,414)
Coherus Biosciences *	(4,376)	(111,107)
Compugen *	(9,853)	(65,522)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
ConforMIS *	(30,760)	$(214,397)
DBV Technologies ADR *	(2,350)	(81,310)
Derma Sciences *	(25,033)	(119,407)
Dermira *	(5,275)	(177,029)
DexCom *	(3,647)	(336,363)
Eagle Pharmaceuticals *	(5,200)	(224,328)
Egalet *	(6,128)	(45,286)
EndoChoice Holdings *	(25,254)	(134,604)
Endologix *	(36,004)	(508,016)
Evolent Health, Cl A *	(15,394)	(362,375)
Foamix Pharmaceuticals *	(9,999)	(85,191)
GenMark Diagnostics *	(21,694)	(231,041)
Glaukos *	(4,140)	(144,734)
HealthEquity *	(7,000)	(206,640)
Heron Therapeutics *	(4,800)	(79,776)
Illumina *	(800)	(133,080)
Intersect ENT *	(7,258)	(114,967)
Invuity *	(17,782)	(183,155)
K2M Group Holdings *	(7,393)	(123,907)
Medgenics *	(16,827)	(97,092)
Medicines *	(16,200)	(633,582)
Neos Therapeutics *	(6,780)	(59,867)
Neuroderm *	(4,259)	(80,112)
Novadaq Technologies *	(28,538)	(304,215)
Ocular Therapeutix *	(1,648)	(7,202)
Portola Pharmaceuticals, Cl A *	(8,171)	(212,119)
Puma Biotechnology *	(1,862)	(92,895)
Quidel *	(18,044)	(411,403)
STAAR Surgical *	(24,908)	(170,371)
Teladoc *	(47,642)	(830,876)
TESARO *	(1,400)	(130,536)
Tetraphase Pharmaceuticals *	(27,455)	(110,369)
TherapeuticsMD *	(27,626)	(214,654)
Wright Medical Group *	(7,208)	(158,071)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Zeltiq Aesthetics *	(7,704)	$(261,551)

		(9,909,325)

Industrials — (1.7)%
Altra Industrial Motion	(5,730)	(162,732)
Astronics *	(3,656)	(139,915)
Caesarstone *	(1,452)	(54,435)
CDI	(34,041)	(215,139)
CECO Environmental	(32,776)	(303,178)
Celadon Group	(25,679)	(212,109)
CIRCOR International	(6,443)	(366,864)
Covanta Holding	(6,200)	(99,324)
Dynamic Materials	(13,142)	(134,574)
Echo Global Logistics *	(13,563)	(335,820)
Energy Focus *	(6,793)	(41,437)
Essendant	(7,682)	(153,947)
Fastenal	(16,700)	(713,925)
Fortress Transportation & Infrastructure Investors	(7,174)	(84,366)
Franklin Covey *	(9,680)	(158,946)
General Finance *	(23,733)	(102,527)
Graham	(14,247)	(256,731)
Marten Transport	(9,934)	(215,071)
Milacron Holdings *	(18,956)	(326,422)
Multi-Color	(5,150)	(332,587)
PAM Transportation Services *	(8,014)	(160,520)
Park-Ohio Holdings	(8,424)	(250,867)
Primoris Services	(15,743)	(284,161)
Radiant Logistics *	(37,313)	(117,909)
Sparton *	(11,001)	(228,931)
Spirit Airlines *	(900)	(38,475)
Star Bulk Carriers *	(2,656)	(11,821)
Sun Hydraulics	(8,853)	(267,361)
Sunrun *	(59,853)	(310,039)
Team *	(11,634)	(321,215)
Tennant	(5,285)	(338,663)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Thermon Group Holdings *	(17,257)	$(348,246)
Twin Disc	(12,882)	(121,477)
Universal Logistics Holdings	(17,360)	(259,532)
USA Truck *	(11,982)	(231,013)
WW Grainger	(600)	(131,310)
XPO Logistics *	(5,300)	(156,986)

		(7,988,575)

Information Technology — (1.8)%
2U *	(9,535)	(333,534)
Actua *	(8,542)	(85,249)
Applied Micro Circuits *	(17,550)	(115,479)
Applied Optoelectronics *	(7,797)	(92,316)
Avid Technology *	(32,828)	(213,710)
Benefitfocus *	(800)	(34,400)
Black Knight Financial Services, Cl A *	(1,800)	(69,930)
Cabot Microelectronics	(4,533)	(238,526)
Cavium *	(7,071)	(330,004)
China Sunergy ADR *	(3,231)	(262)
Daktronics	(48,892)	(316,331)
EPAM Systems *	(3,600)	(252,864)
Fitbit, Cl A *	(17,065)	(233,108)
Global Eagle Entertainment *	(13,954)	(114,423)
Hortonworks *	(18,265)	(213,883)
Immersion *	(41,584)	(312,296)
Imperva *	(6,635)	(312,641)
Interactive Intelligence Group *	(7,449)	(401,874)
InvenSense, Cl A *	(21,241)	(144,014)
Mobileye *	(7,357)	(352,474)
Monotype Imaging Holdings	(10,306)	(203,956)
Nimble Storage *	(22,530)	(167,623)
Numerex, Cl A *	(33,237)	(253,598)
OSI Systems *	(2,882)	(171,393)
Palo Alto Networks *	(59)	(7,722)
Paylocity Holding *	(183)	(8,169)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Perceptron *	(33,327)	$(162,636)
PROS Holdings *	(8,653)	(160,773)
Q2 Holdings *	(7,745)	(229,872)
Seachange International *	(16,674)	(53,357)
SemiLEDs *	(1)	(3)
ShoreTel *	(33,541)	(246,191)
Sigma Designs *	(23,039)	(154,361)
SunEdison Semiconductor *	(24,693)	(159,270)
SunPower, Cl A *	(27,781)	(405,047)
Super Micro Computer *	(6,923)	(149,191)
Synacor *	(20,563)	(62,717)
Tangoe *	(20,201)	(163,426)
TrueCar *	(10,066)	(94,318)
USA Technologies *	(14,651)	(69,153)
ViaSat *	(10,100)	(745,683)
Visa, Cl A	(3,200)	(249,760)
Workiva, Cl A *	(23,335)	(325,290)
Zillow Group, Cl C *	(1,900)	(74,575)

		(8,485,402)

Materials — (0.5)%
Alamos Gold, Cl A	(27,208)	(254,123)
Allegheny Technologies	(5,118)	(91,151)
Calgon Carbon	(9,280)	(128,064)
CF Industries Holdings	(19,100)	(471,388)
Deltic Timber	(4,254)	(293,186)
Flotek Industries *	(700)	(9,940)
Freeport-McMoRan, Cl B	(28,700)	(371,952)
LSB Industries *	(49,026)	(567,721)
Quaker Chemical	(3,421)	(327,253)
Resolute Forest Products *	(20,558)	(113,480)

		(2,628,258)

Telecommunication Services — (0.2)%
Boingo Wireless *	(27,406)	(251,039)
Frontier Communications	(24,100)	(125,320)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Telecommunication Services (continued)
Globalstar *	(57,600)	$(68,544)
Lumos Networks *	(24,430)	(285,831)
SBA Communications, Cl A *	(1,659)	(190,785)
Sprint *	(15,600)	(95,784)

		(1,017,303)

Utilities — (0.3)%
Atlantic Power	(27,330)	(68,872)
Cadiz *	(23,786)	(165,550)
Chesapeake Utilities	(2,115)	(135,508)
Dominion Resources	(3,300)	(257,466)
TerraForm Power, Cl A	(4,300)	(50,568)
Vivint Solar *	(176,399)	(532,725)

		(1,210,689)

		(69,672,706)

Total Common Stock (Proceeds $84,375,255)		(86,765,995)

REGISTERED INVESTMENT COMPANIES — (1.0)%
	Shares	Value
EXCHANGE TRADED FUNDS — (1.0)%
Consumer Discretionary Select Sector SPDR Fund	(13,000)	(1,061,190)
Energy Select Sector SPDR Fund	(33,800)	(2,278,120)
Financial Select Sector SPDR Fund	(24,300)	(574,452)
Materials Select Sector SPDR Fund	(16,000)	(779,520)

Total Registered Investment Companies (Proceeds $4,595,205)		(4,693,282)

Securities Sold Short — (18.9)%
(Proceeds $88,970,460) ††		$(91,459,277)

PURCHASED OPTIONS * — 0.0%
	Contracts	Value
S&P 500 Index, Expires 08/19/16, Strike Price $2,210.000	179	$68,020
S&P 500 Index, Expires 08/19/16, Strike Price $1,930.000	179	11,635

Total Purchased Options — 0.0% (Cost $164,297)		$79,655

WRITTEN OPTIONS * — (0.3)%
	Contracts	Value
S&P 500 Index, Expires 08/19/16, Strike Price $2,090.000	(179)	$(1,548,350)
S&P 500 Index, Expires 08/19/16, Strike Price $2,090.000	(358)	(139,978)

Total Written Options — 0.3% (Proceeds $1,818,767)		$(1,688,328)

For the period ended July 31, 2016, the total amount of all open purchased and written options, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

A list of total return swaps held by the Fund at July 31, 2016, is as follows:

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
888 HOLDINGS	BAML	3/14/2017	1M LIBOR	32,697	$101,561	$(3,805)
AIR NEW ZEALAND	BAML	5/31/2017	1M LIBOR	127,021	208,820	(6,536)
AKASTOR	BAML	3/14/2017	1M LIBOR	(2,399)	(3,094)	710
ALBARAKA TURK KATILIM BAN	BAML	8/5/2016	1M LIBOR	122,295	50,711	(789)
ALIOR BANK	BAML	1/5/2017	1M LIBOR	(7,407)	(122,375)	26,385
ALUMINUM CORPORATION OF CHINA	BAML	5/31/2017	1M LIBOR	(242,000)	(83,927)	5,921
AMAYSIM AUSTRALIA	BAML	10/12/2016	1M LIBOR	(3,325)	(5,217)	438
AMAYSIM AUSTRALIA	BAML	10/12/2016	1M LIBOR	(35,985)	(56,838)	5,115
AMICOGEN	BAML	11/9/2016	1M LIBOR	(469)	(24,321)	(130)
ANICOM HOLDINGS	BAML	10/14/2016	1M LIBOR	(400)	(9,647)	(1,227)
ANTOFAGASTA	BAML	3/14/2017	1M LIBOR	(55,531)	(337,902)	(30,998)
AO WORLD	BAML	3/14/2017	1M LIBOR	(26,858)	(68,510)	16,107
APN NEWS AND MEDIA	BAML	10/12/2016	1M LIBOR	(20,648)	(57,709)	(6,672)
ASANKO GOLD	BAML	10/28/2016	1M LIBOR	(26,400)	(105,526)	(9,997)
ATGEN	BAML	10/12/2016	1M LIBOR	(303)	(9,505)	(3,925)
ATHABASCA OIL	BAML	10/28/2016	1M LIBOR	(3,300)	(3,217)	101
ATS AUTOMATION TOOLING	BAML	10/28/2016	1M LIBOR	(6,900)	(54,715)	1,903
AVANTI COMMUNICATIONS GROUP	BAML	3/14/2017	1M LIBOR	(22,290)	(44,801)	37,331
BANK BUKOPIN	BAML	10/12/2016	1M LIBOR	333,700	15,693	(45)
BANK PEMBANGUNAN DAERAH	BAML	10/12/2016	1M LIBOR	697,300	26,516	4,587
BASHNEFT ANK	BAML	8/5/2016	1M LIBOR	200	8,443	309
CANFOR PULP PRODUCTS	BAML	10/31/2016	1M LIBOR	13,300	120,755	(14,261)
CAPRO	BAML	10/12/2016	1M LIBOR	(12,083)	(53,066)	8,679
CHARGEURS	BAML	3/14/2017	1M LIBOR	4,431	56,907	276
CHEIL BIO	BAML	10/12/2016	1M LIBOR	(2,169)	(9,043)	(271)
CHENG LOONG	BAML	10/19/2016	1M LIBOR	21,000	7,432	(64)
CHINA FISHERY GROUP	BAML	10/13/2016	1M LIBOR	(795,300)	(38,410)	(6,303)
CHINA GOLDJOY GROUP	BAML	10/12/2016	1M LIBOR	(584,000)	(68,414)	8,175

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CHINA NATIONAL BUILDING	BAML	5/31/2017	1M LIBOR	(420,000)	$(217,502)	$24,718
CHINA OCEAN INDUSTRY GROUP	BAML	5/31/2017	1M LIBOR	(1,045,000)	(24,053)	(199)
CHINA STATE CONSTRUCTION	BAML	5/31/2017	1M LIBOR	411,100	349,253	26,488
CHINA STRATEGIC HOLDINGS	BAML	10/12/2016	1M LIBOR	(2,415,000)	(64,832)	2,556
CHOICE PROPERTIES REAL ESTATE	BAML	10/28/2016	1M LIBOR	(4,100)	(45,115)	(210)
CHONGQING CHANGAN AUTOMOBILE	BAML	10/12/2016	1M LIBOR	3,800	6,518	(213)
CITIC RESOURCES HOLDINGS	BAML	5/31/2017	1M LIBOR	(487,000)	(45,834)	(6,283)
CJ FRESHWAY	BAML	10/12/2016	1M LIBOR	(1,314)	(60,210)	7,953
CN OCEAN RESOUCE	BAML	11/9/2016	1M LIBOR	(546)	(2,143)	1,495
CONTINENTAL GOLD	BAML	10/31/2016	1M LIBOR	(23,400)	(64,678)	(4,664)
CORECROSS	BAML	10/12/2016	1M LIBOR	(22,687)	(22,758)	3,417
CPFL ENERGIA	BAML	10/31/2016	1M LIBOR	(4,400)	(30,131)	(821)
CREDIT CHINA HOLDINGS LTD	BAML	5/31/2017	1M LIBOR	(29,000)	(11,515)	(562)
CSR	BAML	5/31/2017	1M LIBOR	67,981	174,118	24,408
CSR	BAML	11/30/2016	1M LIBOR	126,947	322,144	48,582
DANA GAS	BAML	8/5/2016	1M LIBOR	(87,021)	(12,320)	(948)
DEXTER STUDIOS	BAML	10/12/2016	1M LIBOR	(1,500)	(25,662)	(3,462)
DIALIGHT	BAML	3/14/2017	1M LIBOR	(6,109)	(58,807)	12,345
DIGITAL BROS	BAML	3/14/2017	1M LIBOR	(6,626)	(46,574)	(6,666)
DOMINO’S PIZZA ENTERPRISE	BAML	3/1/2017	1M LIBOR	(2,677)	(150,401)	(2,696)
DONGWON FISHERIES	BAML	10/12/2016	1M LIBOR	(3,978)	(36,874)	4,203
DOOSAN ENGINE	BAML	10/12/2016	1M LIBOR	(6,886)	(53,865)	26,049
EPISIL-PRECISION INC	BAML	5/31/2017	1M LIBOR	(16,000)	(10,800)	526
EVOLVA HOLDING	BAML	3/14/2017	1M LIBOR	(88,133)	(88,174)	19,769
EXCELSIOR MEDICAL	BAML	10/19/2016	1M LIBOR	16,000	24,474	1,136
FINCIANTIERI	BAML	3/14/2017	1M LIBOR	(182,841)	(79,802)	58
FORTESCUE METALS GROUP	BAML	5/31/2017	1M LIBOR	92,378	314,729	(3,506)
FORTESCUE METALS GROUP	BAML	11/30/2016	1M LIBOR	161,495	233,186	310,893
GALAXY RESOURCES	BAML	10/12/2016	1M LIBOR	(384,237)	(143,073)	5,733

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GAMESA CORPORACION TECNOLOGY	BAML	3/14/2017	1M LIBOR	2,152	$42,431	$3,162
GATEWAY LIFESTYLE GROUP	BAML	10/12/2016	1M LIBOR	(22,977)	(50,398)	247
GETAC TECHNOLOGY	BAML	10/19/2016	1M LIBOR	88,000	66,023	270
GLOBO	BAML	3/14/2017	1M LIBOR	193,049	102,494	(102,494)
GREAT EASTERN SHIPPING	BAML	10/12/2016	1M LIBOR	12,748	68,109	(4,373)
HARBIN PHARMACEUTICAL GROUP	BAML	5/31/2017	1M LIBOR	270,740	347,972	15,827
HEXAGON COMPOSITES	BAML	3/14/2017	1M LIBOR	(6,679)	(17,608)	(2,611)
HIGHLAND GOLD MINING	BAML	3/14/2017	1M LIBOR	61,920	83,401	33,715
HINDUSTAN PETROLEUM	BAML	10/12/2016	1M LIBOR	20,887	224,084	168,983
HITRON TECHNOLOGY	BAML	10/19/2016	1M LIBOR	341,000	195,537	34,110
HLB	BAML	10/12/2016	1M LIBOR	(1,392)	(8,597)	(17,063)
HTC ORD SHS	BAML	7/6/2017	1M LIBOR	(45,000)	(120,451)	(13,598)
HUA NAN FINANCIAL HOLDING	BAML	7/6/2017	1M LIBOR	(253,000)	(127,605)	(10,287)
HYBRID KINETIC GROUP	BAML	10/12/2016	1M LIBOR	(32,000)	(1,405)	291
HYUNDAI PAINT	BAML	10/12/2016	1M LIBOR	(37,800)	(40,024)	10,768
INDEPENDENCE GROUP	BAML	10/12/2016	1M LIBOR	(84,974)	(188,665)	(71,118)
INDEPENDENCE GROUP	BAML	3/1/2017	1M LIBOR	(24,771)	(57,474)	(18,256)
INDO TAMBANGRAYA MEGAH	BAML	10/12/2016	1M LIBOR	86,200	40,746	41,904
INSCOBEE	BAML	10/12/2016	1M LIBOR	(11,064)	(13,894)	(10,848)
INTERFLEX	BAML	11/9/2016	1M LIBOR	(2,993)	(44,469)	117
IP GROUP	BAML	3/14/2017	1M LIBOR	(29,111)	(91,544)	30,649
ITAU CORPBANCA	BAML	8/30/2017	1M LIBOR	(5,713,600)	(47,609)	(1,957)
IVANHOE MINES	BAML	10/31/2016	1M LIBOR	(84,600)	(43,663)	(49,211)
IVANHOE MINES	BAML	10/28/2016	1M LIBOR	(11,000)	(7,070)	(5,006)
KNIGHT THERAPEUTICS	BAML	10/28/2016	1M LIBOR	(7,600)	(43,353)	(6,182)
KONGSBERG GRUPPEN	BAML	3/14/2017	1M LIBOR	(3,914)	(59,963)	1,419
KUMIAI CHEMICAL INDUSTRY	BAML	10/14/2016	1M LIBOR	(10,000)	(82,561)	21,584
KWS SAAT	BAML	3/14/2017	1M LIBOR	(213)	(63,708)	(4,274)
LAMPRELL	BAML	8/16/2017	1M LIBOR	(30,967)	(28,158)	(613)
LEADERS COSMETICS	BAML	10/12/2016	1M LIBOR	(379)	(11,363)	1,839

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
LEYOU TECHNOLOGIES HOLDING	BAML	5/31/2017	1M LIBOR	(60,000)	$(7,813)	$(310)
LI PENG ENTERPRISE	BAML	5/31/2017	1M LIBOR	(9,000)	(2,053)	(171)
LONMIN	BAML	3/14/2017	1M LIBOR	(30,200)	(16,348)	(79,153)
LUYE PHARMA GROUP	BAML	5/31/2017	1M LIBOR	(22,000)	(15,600)	1,332
MACAU LEGEND DEVELOPMENT	BAML	5/31/2017	1M LIBOR	(39,000)	(4,813)	(668)
MACQUARIE ATLAS ROADS GROUP	BAML	10/12/2016	1M LIBOR	(46,953)	(177,151)	(30,668)
MBK	BAML	10/12/2016	1M LIBOR	(15,125)	(34,064)	14,351
MEDUSA MINING	BAML	11/30/2016	1M LIBOR	169,683	104,133	(13,157)
MEDUSA MINING	BAML	5/31/2017	1M LIBOR	85,799	45,892	109
MEG ENERGY	BAML	10/28/2016	1M LIBOR	(7,300)	(32,275)	1,284
MESOBLAST	BAML	10/12/2016	1M LIBOR	(6,479)	(24,803)	19,285
MIRAE	BAML	10/12/2016	1M LIBOR	(37,758)	(6,067)	(6,033)
MRV ENGENHARIA E PARTICIP	BAML	10/31/2016	1M LIBOR	43,100	126,289	53,580
NANOCO GROUP	BAML	3/14/2017	1M LIBOR	(51,183)	(49,737)	654
NASPERS LIMITED	BAML	8/5/2016	1M LIBOR	(1,077)	(163,127)	(6,144)
NATURALENDO TECH	BAML	11/9/2016	1M LIBOR	(1,100)	(15,501)	(2,567)
NEPTUNE TECHNOLOGIES AND BIORESSOURCES	BAML	10/28/2016	1M LIBOR	(2,500)	(4,805)	2,061
NH HOTEL GROUP	BAML	3/14/2017	1M LIBOR	(37,056)	(144,460)	(24,200)
NOBLE GROUP	BAML	10/13/2016	1M LIBOR	(111,100)	(13,670)	355
NORDIC SEMICONDUCTOR	BAML	3/14/2017	1M LIBOR	(13,426)	(65,713)	5,148
NORTH MINING SHARES	BAML	5/31/2017	1M LIBOR	(730,000)	(8,094)	(8,284)
NORTHAM PLATINUM	BAML	8/5/2016	1M LIBOR	(9,674)	(20,000)	(15,839)
NOVAE GROUP	BAML	3/14/2017	1M LIBOR	2,222	26,128	(2,136)
NUTRIBIOTECH	BAML	10/12/2016	1M LIBOR	(3,278)	(226,269)	21,724
NUTRIBIOTECH	BAML	11/9/2016	1M LIBOR	(657)	(44,010)	3,013
NYRSTAR	BAML	3/14/2017	1M LIBOR	(7,630)	(54,974)	(14,601)
OBI PHARMA	BAML	7/6/2017	1M LIBOR	(900)	(16,529)	2,631
PACIFIC METALS	BAML	10/14/2016	1M LIBOR	(58,000)	(171,170)	12,531

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PANSTAR ENTERPRISE	BAML	10/12/2016	1M LIBOR	(27,448)	$(71,375)	$25,309
PAX GLOBAL TECHNOLOGY	BAML	5/31/2017	1M LIBOR	(118,000)	(102,080)	4,555
PEPTRON	BAML	10/12/2016	1M LIBOR	(1,962)	(91,805)	3,355
PHILIP MORRIS	BAML	1/5/2017	1M LIBOR	122	65,326	1,245
PIAGGIO and C	BAML	3/14/2017	1M LIBOR	(33,388)	(78,828)	17,631
PILBARA MINERALS	BAML	10/12/2016	1M LIBOR	(154,442)	(79,229)	15,217
PIONEER CEMENT	BAML	5/31/2017	1M LIBOR	25,000	23,813	4,568
PROMETIC LIFE SCIENCES	BAML	10/31/2016	1M LIBOR	(27,100)	(51,273)	(12,597)
PROSPERITY INTERNATIONAL	BAML	10/12/2016	1M LIBOR	(880,000)	(26,266)	5,843
QLRO GROUP	BAML	3/14/2017	1M LIBOR	(55,517)	(67,147)	4,690
RAMELIUS RESOURCES	BAML	5/31/2017	1M LIBOR	153,287	67,179	(149)
REDDE	BAML	3/14/2017	1M LIBOR	44,899	94,152	16,991
RENAULT PAR	BAML	3/14/2017	1M LIBOR	1,747	124,806	28,069
RMB HOLDINGS	BAML	8/5/2016	1M LIBOR	65,114	240,747	51,277
ROCKET INTERNET	BAML	3/14/2017	1M LIBOR	(5,293)	(169,893)	60,063
ROCKHOPPER EXPLORATION	BAML	3/14/2017	1M LIBOR	(106,795)	(66,489)	23,610
ROYAL BAFOKENG PLATINUM	BAML	8/5/2016	1M LIBOR	(14,319)	(40,634)	(13,053)
SACYR	BAML	3/14/2017	1M LIBOR	(131,003)	(257,140)	26,401
SAIC MOTOR	BAML	5/31/2017	1M LIBOR	11,800	36,400	7,554
SAMSUNG CandT	BAML	11/9/2016	1M LIBOR	(468)	(57,114)	504
SAMSUNG ENGINEERING	BAML	11/9/2016	1M LIBOR	(17,565)	(165,396)	(815)
SAMSUNG ENGINEERING	BAML	10/12/2016	1M LIBOR	(5,212)	(50,338)	1,019
SAMSUNG HEAVY INDUSTRIES	BAML	11/9/2016	1M LIBOR	(23,720)	(179,920)	(30,557)
SAMSUNG HEAVY INDUSTRIES	BAML	10/12/2016	1M LIBOR	(24,990)	(197,795)	(23,951)
SANTHERA PHARMACEUTICALS	BAML	3/14/2017	1M LIBOR	(608)	(57,945)	22,584
SCALES CORPORATION	BAML	5/31/2017	1M LIBOR	25,175	57,736	(1,135)
SCALES CORPORATION	BAML	5/31/2017	1M LIBOR	43,593	97,869	140
SCENTRE GROUP	BAML	3/1/2017	1M LIBOR	(61,181)	(211,690)	(34,909)
SCHIBSTED	BAML	3/14/2017	1M LIBOR	(4,476)	(151,386)	10,419

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SEABRIDGE GOLD	BAML	10/31/2016	1M LIBOR	(700)	$(4,067)	$(5,213)
SEABRIDGE GOLD	BAML	10/28/2016	1M LIBOR	(1,100)	(14,906)	322
SEEGENE	BAML	10/12/2016	1M LIBOR	(1,167)	(69,587)	31,770
SEEGENE	BAML	11/9/2016	1M LIBOR	(3,009)	(107,699)	10,192
SINOFERT HOLDINGS	BAML	5/31/2017	1M LIBOR	(374,000)	(45,257)	892
SIRTEX MEDICAL	BAML	3/1/2017	1M LIBOR	(6,219)	(127,807)	(21,032)
SMS	BAML	10/14/2016	1M LIBOR	(1,900)	(38,009)	(7,179)
SPARK NEW ZEALAND	BAML	5/31/2017	1M LIBOR	14,895	37,188	5,155
SPARK NEW ZEALAND	BAML	5/31/2017	1M LIBOR	144,772	345,527	66,026
STCUBE	BAML	10/12/2016	1M LIBOR	(702)	(2,105)	(3,535)
STEADFAST GROUP	BAML	10/12/2016	1M LIBOR	(6,892)	(10,691)	(368)
STOCKMANN	BAML	3/14/2017	1M LIBOR	(8,759)	(66,470)	7,943
SUMMERSET GROUP	BAML	5/31/2017	1M LIBOR	22,313	75,201	1,012
SUMMIT ASCENT HOLDINGS	BAML	10/12/2016	1M LIBOR	(162,000)	(39,582)	5,536
SUNCORP GROUP	BAML	3/1/2017	1M LIBOR	(23,320)	(226,630)	(11,549)
TAIWAN COOPERATIVE FINANCE	BAML	5/31/2017	1M LIBOR	(33,800)	(14,886)	(942)
TAIWAN COOPERATIVE FINANCE	BAML	7/6/2017	1M LIBOR	(22,000)	(9,612)	(690)
TATTS GROUP	BAML	10/12/2016	1M LIBOR	(86,506)	(259,690)	(12,014)
TEN NETWORK HOLDINGS	BAML	10/12/2016	1M LIBOR	(79,983)	(95,484)	25,837
THE REJECT SHOP	BAML	10/12/2016	1M LIBOR	10,395	60,000	41,822
TORUNLAR GAYRIMENKUL YATI	BAML	8/5/2016	1M LIBOR	26,949	49,318	(7,659)
V1 GROUP	BAML	5/31/2017	1M LIBOR	(98,000)	(4,887)	(104)
VARD HOLDINGS	BAML	10/13/2016	1M LIBOR	(200,742)	(68,883)	46,311
VEDANTA	BAML	10/12/2016	1M LIBOR	152,204	237,269	136,516
VIRGIN AUSTRALIA HOLDINGS	BAML	10/12/2016	1M LIBOR	(281,404)	(64,982)	13,620
VIRGIN AUSTRALIA HOLDINGS	BAML	10/12/2016	1M LIBOR	(97,136)	(36,579)	18,850
VITA GROUP	BAML	10/12/2016	1M LIBOR	31,280	73,534	40,889
VITZROSYS	BAML	11/9/2016	1M LIBOR	(7,231)	(8,296)	(2,387)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
VOCUS COMMUNICATIONS	BAML	10/12/2016	1M LIBOR	(38,982)	$(252,570)	$(12,167)
VOCUS COMMUNICATIONS	BAML	3/1/2017	1M LIBOR	(29,900)	(193,096)	(9,963)
VOCUS COMMUNICATIONS	BAML	10/12/2016	1M LIBOR	(285)	(1,321)	(614)
VODAFONE QATAR	BAML	8/5/2016	1M LIBOR	(10,520)	(31,158)	(909)
WESTFIELD CORPORATION	BAML	3/1/2017	1M LIBOR	(30,371)	(223,183)	(23,495)
WI LAN	BAML	10/31/2016	1M LIBOR	38,400	38,120	32,042
WISTRON	BAML	10/19/2016	1M LIBOR	27,000	18,382	3,057
WOORI TECHNOLOGY	BAML	10/12/2016	1M LIBOR	(23,368)	(16,256)	(2,978)
YOUNG FAST OPTOELECTRONIC	BAML	5/31/2017	1M LIBOR	(45,000)	(13,908)	(4,275)
YUNGSHIN CONSTRUCTION	BAML	10/19/2016	1M LIBOR	19,600	34,932	(18,878)
ZENITH INTERNATIONAL BANK	BAML	1/24/2017	1M LIBOR	242,534	11,625	1,262
ZODIAC AEROSPACE	BAML	3/14/2017	1M LIBOR	(6,269)	(143,700)	2,436
ANICOM HOLDINGS INC	DB	11/4/2016	USD1M_ Reuters	(400)	(9,467)	(1,268)
CHINA FISHERY GROUP LTD	DB	10/5/2016	USD1M_ Reuters	(375,000)	(20,178)	(916)
CHINA METAL PRODUCTS CO LTD	DB	8/2/2017	USD1M_ Reuters	2,000	1,876	184
COMPEQ MANUFACTURING CO LTD	DB	8/2/2017	USD1M_ Reuters	9,000	5,248	(537)
ECONACH CO LTD	DB	11/4/2016	USD1M_ Reuters	(58,000)	(26,465)	4,574
ENFIELD MEDICAL CO LTD	DB	8/2/2017	USD1M_ Reuters	3,000	4,309	496
ESPRIT HOLDINGS LTD	DB	9/2/2016	USD1M_ Reuters	(23,200)	(23,450)	4,849
FARGLORY LAND DEVELOPMENT CO	DB	8/2/2017	USD1M_ Reuters	19,000	18,685	1,771
FERRATUM OYJ	DB	10/11/2016	USD1M_ Reuters	(2,626)	(67,579)	9,519
GDI PROPERTY GROUP	DB	8/2/2017	USD1M_ Reuters	18,335	11,791	1,787
GENTING HONG KONG LTD	DB	11/21/2016	USD1M_ Reuters	(221,400)	(69,532)	8,647
GO IRON WORKS CO LTD	DB	11/4/2016	USD1M_ Reuters	(9,000)	(15,972)	7,523
GRAND OCEAN RETAIL GROUP LTD	DB	8/2/2017	USD1M_ Reuters	11,300	9,253	(310)
IMPALA PLATINUM HOLDINGS LTD	DB	8/2/2017	USD1M_ Reuters	(43,542)	(67,257)	(120,388)
LIANHUA SUPERMARKET HLDGS	DB	9/2/2016	USD1M_ Reuters	(32,000)	(12,704)	(124)
MAN INDUSTRIES (INDIA) LTD	DB	8/2/2017	USD1M_ Reuters	10,654	18,767	(9,467)
MBK CO LTD	DB	11/4/2016	USD1M_ Reuters	(14,100)	(15,740)	(11,687)
MGI COUTIER	DB	9/12/2016	USD1M_ Reuters	1,180	21,868	5,277
NIHON SEIMITSU CO LTD	DB	11/4/2016	USD1M_ Reuters	(1,000)	(2,528)	448
NORTHGATE PLC	DB	9/12/2016	USD1M_ Reuters	8,586	41,112	2,074

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
OBI PHARMA INC	DB	8/2/2017	USD1M_Reuters	(7,100)	$(132,620)	$22,910
OZ MINERALS LTD	DB	8/2/2017	USD1M_Reuters	796	1,948	1,876
PLASTIVALOIRE	DB	9/12/2016	USD1M_Reuters	939	63,349	45,176
PRETIUM RESOURCES INC	DB	9/15/2016	USD1M_Reuters	(3,200)	(17,118)	(20,549)
PROLOGIS PROPERTY MEXICO SA	DB	9/8/2016	USD1W_Reuters	45,613	71,546	(244)
PROMETIC LIFE SCIENCES INC	DB	42649	USD1M_Reuters	(38,100)	(59,255)	(29,515)
SGL CARBON SE	DB	10/11/2016	USD1M_Reuters	(1,271)	(16,794)	1,405
SILICON INTEGRATED SYSTEMS	DB	8/2/2017	USD1M_Reuters	(38,000)	(7,473)	(530)
SOFTFRONT	DB	11/4/2016	USD1M_Reuters	(10,300)	(29,715)	4,396
SOS CORPORACION ALIMENTARIA	DB	10/14/2016	USD1M_Reuters	(82,788)	(20,623)	2,222
SUMMERSET GROUP HOLDINGS LTD	DB	11/2/2016	USD1M_Reuters	1,977	4,849	1,820
SYNERGIE SA	DB	9/12/2016	USD1M_Reuters	1,865	50,676	10,879
THAI VEGETABLE OIL PCL	DB	8/2/2017	USD1M_Reuters	69,842	49,780	11,371
ABC ARBITRAGE	GS	5/31/2017	USD-LIBOR-BBA	13,469	93,284	(1,879)
ACRODEA INC	GS	8/4/2017	USD-Federal Funds-H.15	(16,800)	(62,897)	10,360
ADIMMUNE CORP	GS	6/7/2017	USD-Federal Funds-H.15	(3,000)	(2,036)	(158)
ADVANCED INFORMATION TECH-F	GS	4/20/2017	USD-LIBOR-BBA	3,100	2,532	2,667
ADVANCED MEDICAL SOLUTIONS	GS	8/23/2017	USD-LIBOR-BBA	5,638	15,154	1,030
ADVENTURE INC	GS	10/14/2016	USD-Federal Funds-H.15	(1,000)	(50,009)	(9,350)
AFC ENERGY PLC	GS	5/4/2017	USD-Federal Funds-Open	(24,712)	(4,912)	(1,000)
ALSTOM	GS	5/17/2017	USD-Federal Funds-Open	(13,671)	(351,440)	14,959
AMAYSIM AUSTRALIA LTD	GS	4/6/2017	USD-Federal Funds-H.15	(3,495)	(4,871)	(97)
BANCO ESTADO RIO GRAN	GS	10/20/2016	USD-LIBOR-BBA	1,800	2,692	5,974
BANCO ESTADO RIO GRAN	GS	10/20/2016	USD-LIBOR-BBA	44,000	55,631	146,032
BANK HANDLOWY W WARSZAWIE SA	GS	8/9/2017	USD-Federal Funds-Open	(2,391)	(39,129)	(3,082)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
BANK OF EAST ASIA LTD	GS	6/14/2017	USD-Federal Funds-H.15	(24,400)	$(88,852)	$(11,982)
BELLSYSTEM24 HOLDINGS INC	GS	5/18/2017	USD-Federal Funds-H.15	(10,000)	(90,262)	5,326
BERENDSEN PLC	GS	6/7/2017	USD-LIBOR-BBA	8,702	151,278	(3,594)
BHARAT PETROLEUM CORP LTD	GS	8/18/2016	USD-LIBOR-BBA	44,018	267,096	389,101
BILLABONG INTERNATIONAL LTD	GS	5/17/2017	USD-Federal Funds-H.15	(15,634)	(18,174)	(169)
BLACK DIAMOND GROUP LTD	GS	6/9/2017	USD-LIBOR-BBA	23,300	109,220	(18,656)
BLACK DIAMOND GROUP LTD	GS	6/9/2017	USD-LIBOR-BBA	2,400	8,865	464
BOMBARDIER INC	GS	1/26/2017	USD-Federal Funds-Open	(140,200)	(134,374)	(76,293)
BOMBARDIER INC	GS	1/26/2017	USD-Federal Funds-Open	(12,900)	(19,126)	(258)
BOMBARDIER INC	GS	12/9/2016	USD-Federal Funds-Open	(66,700)	(60,643)	(39,582)
BOMBARDIER INC	GS	12/9/2016	USD-Federal Funds-Open	(117,600)	(138,488)	(38,219)
BONAVISTA ENERGY CORP	GS	7/20/2017	USD-LIBOR-BBA	22,900	58,026	3,771
BOTA BIO CO LTD	GS	11/28/2016	USD-Federal Funds-H.15	(2,000)	(19,752)	12,378
BR PROPERTIES SA	GS	7/7/2017	USD-LIBOR-BBA	26,100	60,747	72,481
CAIRN HOMES PLC	GS	4/20/2017	USD-Federal Funds-Open	(55,236)	(73,205)	14,230
CANYON SERVICES GROUP INC	GS	6/15/2017	USD-Federal Funds-Open	(11,200)	(39,729)	(1,829)
CARNIVAL GROUP INTERNATIONAL	GS	10/18/2016	USD-Federal Funds-H.15	(250,000)	(31,290)	1,634
CENTERRA GOLD INC	GS	8/17/2017	USD-LIBOR-BBA	54,700	316,636	6,265
CHAMBAL FERTILISERS & CHEM	GS	5/22/2017	USD-LIBOR-BBA	7,458	6,637	7,158
CHANG HWA COMMERCIAL BANK	GS	9/21/2016	USD-Federal Funds-H.15	(53,000)	(26,041)	(2,484)
CHANG WAH ELECTROMATERIALS	GS	6/7/2017	USD-LIBOR-BBA	4,000	10,347	4,466
CHEUNG KONG INFRASTRUCTURE	GS	4/26/2017	USD-Federal Funds-H.15	(24,000)	(229,685)	17,397
CHINA METAL PRODUCTS CO LTD	GS	4/20/2017	USD-LIBOR-BBA	32,000	32,022	967
CHINA OCEANWIDE HOLDINGS LTD	GS	4/20/2017	USD-Federal Funds-H.15	(382,300)	(42,788)	4,338
CHINA RESOURCES BEER HOLDINGS	GS	8/10/2017	USD-Federal Funds-H.15	(86,000)	(187,564)	21,009
CHINA SHIPPING CONTAINER	GS	8/15/2017	USD-Federal Funds-H.15	(876,000)	(189,709)	6,727
CHINA TRADITIONAL CHINESE ME	GS	8/2/2017	USD-Federal Funds-H.15	(64,000)	(25,043)	(1,116)
CIA DE GAS DE SAO PAULO	GS	8/10/2017	USD-LIBOR-BBA	500	7,859	8,467
CIA DE GAS DE SAO PAULO	GS	8/10/2017	USD-LIBOR-BBA	600	9,528	10,160

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CIA DE GAS DE SAO PAULO	GS	8/10/2017	USD-LIBOR-BBA	1,500	$22,196	$25,400
CITIC RESOURCES HOLDINGS LTD	GS	9/7/2016	USD-Federal Funds-H.15	(2,000)	(364)	150
COMPAGNIE DES ALPES	GS	7/6/2017	USD-LIBOR-BBA	5,068	96,819	3,753
CONTINENTAL GOLD INC	GS	8/11/2017	USD-Federal Funds-Open	(16,700)	(53,109)	3,690
COSCO CORP SINGAPORE LTD	GS	5/5/2017	USD-Federal Funds-H.15	(63,500)	(16,359)	2,703
CRUCIALTEC CO LTD	GS	5/31/2017	USD-Federal Funds-H.15	(2,317)	(28,876)	6,951
DART GROUP PLC	GS	12/30/2016	USD-LIBOR-BBA	21,653	177,695	(38,127)
DART GROUP PLC	GS	12/30/2016	USD-LIBOR-BBA	5,882	41,576	(3,662)
DEOLEO SA	GS	10/13/2016	USD-Federal Funds-Open	(186,700)	(63,197)	21,449
DHX MEDIA LTD	GS	7/7/2017	USD-Federal Funds-Open	(10,700)	(54,078)	(4,164)
DIGITAL CHINA HOLDINGS LTD	GS	4/13/2017	USD-Federal Funds-H.15	(234,000)	(180,949)	(989)
DIRTT ENVIRONMENTAL SOLUTION	GS	6/15/2017	USD-Federal Funds-Open	(9,766)	(36,830)	(5,472)
DISHMAN PHARMACEUTICALS & CH	GS	7/6/2017	USD-LIBOR-BBA	70,140	148,763	163,777
DONACO INTL LTD	GS	3/30/2017	USD-Federal Funds-H.15	(182,484)	(70,253)	8,492
DONG WON FISHERIES CO LTD	GS	10/26/2016	USD-Federal Funds-H.15	(1,272)	(13,420)	2,973
DOOSAN ENGINE CO LTD	GS	8/26/2016	USD-Federal Funds-H.15	(4,937)	(19,400)	(542)
DOWNER EDI LTD	GS	8/2/2017	USD-LIBOR-BBA	30,470	85,722	9,840
ECONACH HOLDINGS CO LTD	GS	10/14/2016	USD-Federal Funds-H.15	(61,000)	(34,565)	11,603
ELDERS LTD	GS	4/26/2017	USD-Federal Funds-H.15	(22,944)	(66,941)	(531)
EUGENE INVESTMENT & SECURITIES	GS	6/29/2017	USD-Federal Funds-H.15	(17,600)	(37,460)	(7,554)
EUROPCAR GROUPE SA	GS	6/8/2017	USD-Federal Funds-Open	(8,426)	(85,794)	16,216
EVERGREEN MARINE CORP LTD	GS	6/22/2017	USD-Federal Funds-H.15	(29,000)	(9,814)	(1,425)
EVRAZ PLC	GS	7/26/2017	USD-LIBOR-BBA	4,025	6,784	2,374
EXCHANGE INCOME CORP	GS	8/11/2017	USD-LIBOR-BBA	300	7,190	558
FARGLORY LAND DEVELOPMENT CO	GS	5/4/2017	USD-LIBOR-BBA	40,000	46,788	(3,669)
GDI PROPERTY GROUP	GS	5/10/2017	USD-LIBOR-BBA	16,817	10,837	1,622
GENESIS ENERGY LTD	GS	8/10/2017	USD-LIBOR-BBA	4,889	7,583	111
GENWORTH MORTGAGE INSURANCE	GS	7/6/2017	USD-LIBOR-BBA	104,943	219,334	12,713

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GLANBIA PLC	GS	7/19/2017	USD-Federal Funds-Open	(9,471)	$(179,053)	$(3,335)
GREATEK ELECTRONICS INC	GS	7/6/2017	USD-LIBOR-BBA	58,000	67,425	3,926
GRUPO FINANCIERO INBURSA	GS	9/22/2016	USD-Federal Funds-Open	(9,500)	(15,266)	15
GRUPO FINANCIERO INBURSA	GS	9/22/2016	USD-Federal Funds-Open	(20,000)	(41,124)	9,017
GRUPO FINANCIERO INBURSA	GS	9/22/2016	USD-Federal Funds-Open	(59,900)	(124,322)	28,161
GWA GROUP LTD	GS	5/24/2017	USD-LIBOR-BBA	55,501	101,783	(13,707)
HELICAL BAR PLC	GS	8/23/2017	USD-LIBOR-BBA	27,121	98,039	4,325
HIGHWEALTH CONSTRUCTION CORP	GS	8/9/2017	USD-LIBOR-BBA	190,000	296,256	(6,173)
HYUNDAI ROTEM COMPANY	GS	6/7/2017	USD-Federal Funds-H.15	(1,141)	(16,859)	(4,836)
ID LOGISTICS GROUP	GS	12/21/2016	USD-Federal Funds-Open	(287)	(37,317)	(3,244)
IMPALA PLATINUM HOLDINGS LTD	GS	5/15/2017	USD-Federal Funds-Open	(20,085)	(60,026)	(28,049)
INDIAN OIL CORP LTD	GS	3/21/2017	USD-LIBOR-BBA	36,823	233,842	299,000
INFRAESTRUCTURA ENERGETICA	GS	5/5/2017	USD-Federal Funds-Open	(31,800)	(125,521)	(2,807)
INLAND HOMES PLC	GS	12/30/2016	USD-LIBOR-BBA	76,218	84,085	(19,764)
INSCOBEE INC	GS	12/22/2016	USD-Federal Funds-H.15	(8,000)	(10,629)	(7,260)
INTERMEDIATE CAPITAL GROUP	GS	7/19/2017	USD-LIBOR-BBA	40,144	315,692	(9,989)
INTERPARFUMS SA	GS	2/8/2017	USD-Federal Funds-Open	(762)	(16,454)	(3,557)
IVANHOE MINES LTD	GS	5/18/2017	USD-Federal Funds-Open	(47,400)	(35,982)	(15,982)
JB HI-FI LTD	GS	3/15/2017	USD-LIBOR-BBA	21,306	326,045	89,624
JBS SA	GS	7/27/2017	USD-LIBOR-BBA	(47,200)	(149,051)	(9,346)
JBS SA	GS	7/27/2017	USD-LIBOR-BBA	56,500	158,057	189,606
JENAX INC	GS	3/2/2017	USD-Federal Funds-H.15	(768)	(11,139)	(4,116)
JUBILANT LIFE SCIENCES LTD	GS	7/24/2017	USD-LIBOR-BBA	140	724	701
KENEDIX RETAIL REIT CORP	GS	8/24/2017	USD-Federal Funds-H.15	(72)	(187,319)	(7,332)
KINDOM CONSTRUCTION CORP	GS	7/6/2017	USD-LIBOR-BBA	9,000	4,631	213
KING YUAN ELECTRONICS CO LTD	GS	4/7/2017	USD-LIBOR-BBA	291,000	244,233	34,758
KINTETSU DEPT STORE CO LTD	GS	7/13/2017	USD-Federal Funds-H.15	(21,000)	(66,729)	(3,604)
KONINKLIJKE BAM GROEP NV	GS	8/17/2017	USD-Federal Funds-Open	(55,410)	(209,012)	(8,427)
LINCOLN PHARMACEUTICALS LTD	GS	3/16/2017	USD-LIBOR-BBA	3,171	7,096	8,258
LONG CHEN PAPER	GS	5/4/2017	USD-LIBOR-BBA	155,000	62,679	14,419

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
LONGWELL CO	GS	8/23/2017	USD-LIBOR-BBA	7,000	$7,364	$83
LONMIN PLC	GS	6/8/2017	USD-Federal Funds-Open	(8,504)	(19,626)	(7,301)
LUCARA DIAMOND CORP	GS	6/15/2017	USD-LIBOR-BBA	34,600	107,285	(387)
MAG SILVER CORP	GS	8/31/2017	USD-Federal Funds-Open	(5,600)	(84,512)	(3,498)
MAG SILVER CORP	GS	8/31/2017	USD-Federal Funds-Open	(3,000)	(47,135)	(13)
MAG SILVER CORP	GS	8/17/2017	USD-Federal Funds-Open	(10,000)	(155,651)	(1,510)
MAGELLAN AEROSPACE CORP	GS	7/13/2017	USD-LIBOR-BBA	6,099	83,467	(1,688)
MANDALAY RESOURCES CORP	GS	7/13/2017	USD-LIBOR-BBA	73,000	60,923	2,317
MARUMITSU CO LTD	GS	10/14/2016	USD-Federal Funds-H.15	(37,100)	(63,741)	28,290
MGI COUTIER	GS	4/20/2017	USD-LIBOR-BBA	2,944	60,285	7,846
MICROLIFE CORP	GS	1/18/2017	USD-LIBOR-BBA	3,000	8,591	(1,059)
MICRO-STAR INTERNATIONAL CO	GS	12/21/2016	USD-LIBOR-BBA	118,000	141,795	115,942
MIRAEING	GS	2/24/2017	USD-Federal Funds-H.15	(26,361)	(59,697)	8,867
MONASH IVF GROUP LTD	GS	6/15/2017	USD-LIBOR-BBA	36,943	50,161	9,854
MONITISE PLC	GS	10/20/2016	USD-Federal Funds-Open	(841,257)	(36,717)	6,195
MULTIPLUS SA	GS	7/19/2017	USD-LIBOR-BBA	1,000	10,187	13,168
NAMPAK LTD	GS	8/7/2017	USD-Federal Funds-Open	(53,255)	(76,182)	(5,017)
NEW ZEALAND REFINING CO LTD	GS	4/26/2017	USD-LIBOR-BBA	33,378	66,808	(8,837)
NEXANS SA	GS	6/14/2017	USD-LIBOR-BBA	462	22,805	508
NEXT BIOMETRICS GROUP AS	GS	5/4/2017	USD-Federal Funds-Open	(3,800)	(46,258)	(12,610)
NHPC LTD	GS	4/19/2017	USD-LIBOR-BBA	198,147	63,066	74,772
NMDC LTD	GS	6/21/2017	USD-LIBOR-BBA	128,298	175,536	191,361
NORTH MINING SHARES CO LTD	GS	8/31/2016	USD-Federal Funds-H.15	(497,100)	(16,455)	5,302
NORTHAM PLATINUM LTD	GS	8/31/2017	USD-Federal Funds-Open	(15,715)	(44,824)	(13,220)
NORTHAM PLATINUM LTD	GS	8/31/2017	USD-Federal Funds-Open	(2,485)	(4,431)	(4,747)
NORTHAM PLATINUM LTD	GS	8/31/2017	USD-Federal Funds-Open	860	3,148	3,176
NORTHGATE PLC	GS	7/26/2017	USD-LIBOR-BBA	1,701	8,755	(119)
OKAMOTO INDUSTRIES INC	GS	3/29/2017	USD-Federal Funds-H.15	(16,000)	(130,311)	(34,157)
ORASCOM DEVELOPMENT HOLDING	GS	10/12/2016	USD-Federal Funds-Open	(3,017)	(37,380)	14,947

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ORIGIN ENTERPRISES PLC	GS	6/14/2017	USD-Federal Funds-Open	(10,065)	$(70,228)	$9,452
OZ MINERALS LTD	GS	3/28/2017	USD-LIBOR-BBA	16,625	59,413	20,485
OZ MINERALS LTD	GS	3/22/2017	USD-LIBOR-BBA	53,125	187,049	68,265
PAKISTAN OILFIELDS LTD	GS	7/12/2017	USD-LIBOR-BBA	4,600	15,363	15,292
PAKISTAN TELECOM CO LTD	GS	4/5/2017	USD-LIBOR-BBA	243,500	31,769	38,407
PALADIN ENERGY LTD	GS	3/14/2017	USD-Federal Funds-H.15	(3,006)	(412)	(51)
PARAMOUNT RESOURCES LTD -A	GS	4/27/2017	USD-Federal Funds-Open	(3,400)	(18,708)	(13,352)
PAX GLOBAL TECHNOLOGY LTD	GS	11/28/2016	USD-Federal Funds-H.15	(38,900)	(48,859)	16,708
PHYTOHEALTH CORP	GS	3/20/2017	USD-Federal Funds-H.15	(42,000)	(41,451)	(463)
PIONEER CEMENT LTD	GS	5/10/2017	USD-LIBOR-BBA	8,500	8,564	9,580
POWER FINANCE CORPORATION	GS	6/29/2017	USD-LIBOR-BBA	78,502	194,776	255,312
PREMIER GOLD MINES LTD	GS	8/11/2017	USD-Federal Funds-Open	(24,000)	(81,680)	(9,581)
PRIME MEDIA GROUP LTD	GS	1/12/2017	USD-LIBOR-BBA	21,074	7,954	(3,120)
PURECIRCLE LTD	GS	7/18/2017	USD-Federal Funds-Open	(1,544)	(6,238)	(185)
REALIA BUSINESS SA	GS	7/7/2017	USD-LIBOR-BBA	25,734	29,930	(1,877)
REALORD GROUP HOLDINGS LTD	GS	12/21/2016	USD-Federal Funds-H.15	(50,100)	(20,185)	(6,624)
REALTEK SEMICONDUCTOR CORP	GS	6/21/2017	USD-LIBOR-BBA	74,000	202,231	65,995
RECOMM CO LTD	GS	8/10/2017	USD-Federal Funds-H.15	(113,000)	(64,437)	5,541
REGIS RESOURCES LTD	GS	5/24/2017	USD-LIBOR-BBA	104,463	240,891	75,732
RESOLUTE MINING LTD	GS	6/15/2017	USD-LIBOR-BBA	95,401	68,458	51,008
ROYAL MAIL PLC	GS	2/22/2017	USD-LIBOR-BBA	22,394	136,316	15,320
SAMSUNG C&T CORP	GS	1/4/2017	USD-Federal Funds-H.15	(790)	(101,530)	5,971
SANSIRI PUBLIC CO LTD	GS	5/11/2017	USD-LIBOR-BBA	2,269,281	101,631	117,783
SEEGENE INC	GS	12/2/2016	USD-Federal Funds-H.15	(762)	(25,345)	652
SELECT HARVESTS LTD	GS	8/9/2017	USD-LIBOR-BBA	32,798	181,437	6,282
SIIC ENVIRONMENT HOLDINGS LT	GS	11/7/2016	USD-Federal Funds-H.15	(56,100)	(33,863)	9,734
SOPHOS GROUP PLC	GS	7/6/2017	USD-Federal Funds-Open	(21,899)	(65,453)	(7,015)
SPIE SA	GS	5/31/2017	USD-Federal Funds-Open	(3,308)	(65,423)	2,514

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SPIRE HEALTHCARE GROUP PLC	GS	8/23/2017	USD-LIBOR-BBA	19,693	$84,183	$326
ST SHINE OPTICAL CO LTD	GS	12/8/2016	USD-LIBOR-BBA	11,000	192,022	74,132
STCUBE	GS	11/9/2016	USD-Federal Funds-H.15	(6,366)	(18,171)	(32,975)
SUNNIC TECHNOLOGY & MERCHAND	GS	4/13/2017	USD-LIBOR-BBA	2,700	1,360	97
SUNONWEALTH ELECTRIC MACHINE	GS	5/4/2017	USD-LIBOR-BBA	49,000	33,266	7,945
SYNCMOLD ENTERPRISE CORP	GS	4/7/2017	USD-LIBOR-BBA	41,000	64,787	2,249
SYSGRATION LIMITED	GS	7/12/2017	USD-Federal Funds-H.15	(13,800)	(6,495)	20
TANAKA CHEMICAL CORP	GS	6/22/2017	USD-Federal Funds-H.15	(4,400)	(31,829)	(3,590)
THAI VEGETABLE OIL PCL	GS	4/27/2017	USD-LIBOR-BBA	13,000	8,614	11,370
TOMY COMPANY LTD	GS	5/11/2017	USD-Federal Funds-H.15	(18,800)	(130,108)	(37,738)
TOPBI INTERNATIONAL HOLDINGS	GS	7/6/2017	USD-LIBOR-BBA	5,500	22,407	2,102
TRAIS CO LTD	GS	12/7/2016	USD-Federal Funds-H.15	(5,275)	(16,690)	5,695
TREVALI MINING CORP	GS	8/18/2017	USD-Federal Funds-Open	(53,000)	(32,293)	(3,057)
TV AZTECA SAB DE CV	GS	6/8/2017	USD-Federal Funds-Open	(22,600)	(3,020)	(653)
U AND I GROUP PLC	GS	6/1/2017	USD-Federal Funds-Open	(22,873)	(65,310)	19,332
UNITECH PRINTED CIRCUIT	GS	2/8/2017	USD-LIBOR-BBA	22,000	7,446	(590)
USINAS SIDER MINAS GER	GS	6/29/2017	USD-Federal Funds-Open	(245,900)	(147,258)	(136,643)
VIRTUS HEALTH LTD	GS	6/22/2017	USD-LIBOR-BBA	7,668	39,160	5,419
WESTJET AIRLINES LTD	GS	9/1/2017	USD-LIBOR-BBA	1,100	19,391	5
WOODSIDE PETROLEUM LTD	GS	8/9/2017	USD-LIBOR-BBA	701	13,666	322
WUXI LITTLE SWAN CO	GS	4/13/2017	USD-LIBOR-BBA	7,700	17,945	27,301
YANG MING MARINE TRANSPORT	GS	6/14/2017	USD-Federal Funds-H.15	(12,000)	(2,975)	222
2U Inc	MS	8/15/2016	LIBOR-1M	(4,800)	(157,200)	(167,904)
3I GROUP PLC	MS	10/24/2016	SONIA-1D	78,200	617,009	638,750
8X8 INC	MS	8/16/2016	LIBOR-1M	9,400	140,060	129,250
A2A SPA	MS	10/24/2016	EONIA-1D	95,600	130,400	135,745
ABAXIS INC	MS	8/15/2016	LIBOR-1M	(1,200)	(62,400)	(59,352)
ABC	MS	10/24/2016	EONIA-1D	47,966	322,843	325,524
ABC BANCORP	MS	8/15/2016	LIBOR-1M	(5,500)	(165,495)	(182,380)
ACCO BRANDS CORP	MS	8/16/2016	LIBOR-1M	16,800	181,440	188,832

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ACS CONS Y SERV	MS	10/24/2016	EONIA-1D	6,427	$187,247	$184,313
ACTELION HLDG N	MS	10/24/2016	TOIS-1D	3,830	686,897	679,878
ACTUA CORP	MS	8/15/2016	LIBOR-1M	(4,300)	(40,205)	(42,914)
ADTRAN INC	MS	8/16/2016	LIBOR-1M	7,300	143,956	132,860
ADV ENRGY INDS	MS	8/16/2016	LIBOR-1M	4,000	155,240	162,880
ADVANCED MEDICAL SOLUTIONS	MS	10/24/2016	SONIA-1D	12,187	32,873	34,849
AEGION CORP	MS	8/16/2016	LIBOR-1M	5,600	114,240	114,912
AFK Sistema	MS	8/3/2017	LIBOR-1M	203,300	67,278	4,687,082
AGF MGMT B	MS	10/14/2016	LIBOR-1M	27,800	104,741	108,594
AGFA-GEVAERT	MS	10/24/2016	EONIA-1D	9,036	32,733	32,652
AIR LIQUIDE	MS	10/24/2016	EONIA-1D	(3,270)	(347,724)	(348,748)
AK STEEL HOLDING ORD	MS	8/16/2016	LIBOR-1M	21,200	104,728	139,072
AL WAHA CAPITAL	MS	10/13/2016	LIBOR-1M	113,578	79,089	61,225
ALIOR BANK SA	MS	10/13/2016	FEDEF-1D	(1,098)	(25,856)	(14,229)
ALLIANCE HEALTHCARE SVCES INC	MS	8/16/2016	LIBOR-1M	8,000	48,955	47,680
ALLIED MINDS PLC	MS	10/24/2016	SONIA-1D	(65,075)	(309,018)	(319,012)
ALM. BRAND	MS	10/24/2016	CIBOR-1W	51,681	353,435	350,328
ALMOST FAMILY INC	MS	8/16/2016	LIBOR-1M	3,200	141,024	127,328
ALON USA ENERGY INC	MS	8/15/2016	LIBOR-1M	(10,800)	(73,669)	(76,356)
ALSTRIA OFFICE	MS	10/24/2016	EONIA-1D	(7,900)	(111,688)	(109,966)
ALTRA INDUSTRIAL MOTION CORP	MS	8/15/2016	LIBOR-1M	(2,900)	(83,114)	(82,360)
AMG	MS	10/24/2016	EONIA-1D	41,218	594,481	590,794
AMN HEALTHCARE	MS	8/16/2016	LIBOR-1M	3,900	168,246	164,970
ANDERSONS INC	MS	8/15/2016	LIBOR-1M	(1,600)	(58,592)	(59,168)
APERAM	MS	10/24/2016	EONIA-1D	18,020	686,316	754,011
APPLIED MICRO CIRCUITS CORPORATION	MS	8/15/2016	LIBOR-1M	(8,800)	(58,168)	(57,904)
APPLIED OPTOELR	MS	8/15/2016	LIBOR-1M	(3,900)	(43,173)	(46,176)
ARBOR REALTY	MS	8/16/2016	LIBOR-1M	12,900	92,364	92,235
ARCADIS	MS	10/24/2016	EONIA-1D	(10,231)	(153,623)	(136,979)
ARCHROCK INC	MS	8/16/2016	LIBOR-1M	7,900	77,973	70,389

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ARCTIC CAT INC	MS	8/15/2016	LIBOR-1M	(8,900)	$(158,064)	$(138,929)
ARMADA HFLR PR	MS	8/16/2016	LIBOR-1M	6,200	88,660	92,814
ARMOUR RESIDENTIAL	MS	8/15/2016	LIBOR-1M	(7,100)	(145,053)	(151,088)
ASCOPIAVE	MS	10/24/2016	EONIA-1D	56,136	174,857	176,991
ASM INTL	MS	10/24/2016	EONIA-1D	16,931	704,185	660,268
ASPEED	MS	9/13/2016	FEDEF-1D	(1,000)	(8,623)	(10,238)
ASSURA PLC	MS	10/12/2016	FEDEF-1D	(89,828)	(69,072)	(70,182)
ASSYSTEM	MS	10/12/2016	LIBOR-1M	2,645	66,047	72,689
ASTRONICS	MS	8/15/2016	LIBOR-1M	(1,800)	(62,424)	(68,886)
ATARA BIOTHERAOEYTICS INC	MS	8/15/2016	LIBOR-1M	(2,900)	(65,743)	(69,600)
ATGEN CO LTD	MS	10/13/2016	FEDEF-1D	(1,640)	(48,115)	(72,504)
ATLAS AIR WRLDWD	MS	8/16/2016	LIBOR-1M	1,700	70,533	73,491
AUSTEVOLL	MS	10/24/2016	NIBOR-1W	4,600	40,110	40,519
AUSTRALIAN AGRICULTURAL CO	MS	10/13/2016	FEDEF-1D	(50,922)	(46,497)	(77,549)
AVANZA BANK HOLDING	MS	10/24/2016	STIBO-1W	(920)	(32,393)	(32,931)
AVID TECHNOLOGY	MS	8/15/2016	LIBOR-1M	(16,400)	(100,696)	(106,764)
AXT INC	MS	8/16/2016	LIBOR-1M	28,000	94,360	105,000
AZTECA CPO	MS	12/5/2016	FEDEF-1D	(245,900)	(35,264)	(39,969)
BANC OF CALIFORNIA CO	MS	8/16/2016	LIBOR-1M	8,300	155,625	184,094
BANCO BILBAO VIZCAYA	MS	10/24/2016	EONIA-1D	(4,100)	(23,828)	(23,951)
BANCO LATINOAMERICANO COMERCIO EXTERIOR	MS	8/16/2016	LIBOR-1M	4,800	129,456	131,136
BANG & OLUFSEN	MS	10/24/2016	CIBOR-1W	(6,200)	(65,338)	(68,027)
BANNER CORP	MS	8/16/2016	LIBOR-1M	2,800	120,428	116,872
BARCO N.V.	MS	10/24/2016	EONIA-1D	2,633	195,147	202,624
BE SEMICOND IND	MS	10/24/2016	EONIA-1D	21,170	620,131	628,888
BENEFICIAL BANCORP INC	MS	8/15/2016	LIBOR-1M	(5,200)	(67,860)	(70,512)
BERKSHIRE HILL	MS	8/16/2016	LIBOR-1M	4,400	120,340	116,028
BES ENG CORP	MS	8/31/2017	FEDEF-1D	(102,000)	(17,564)	(17,373)
BIRD CONSTRUCTION INC	MS	10/14/2016	LIBOR-1M	9,500	87,780	98,012

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
BK OF PHI ISLAND	MS	5/11/2017	FEDEF-1D	(6,390)	$(12,708)	$(13,013)
BLACK BOX CORP	MS	8/16/2016	LIBOR-1M	6,500	88,855	88,725
BLUE NILE	MS	8/15/2016	LIBOR-1M	(3,900)	(114,543)	(113,334)
BLUEPRINT MEDICI	MS	8/15/2016	LIBOR-1M	(3,100)	(65,410)	(68,541)
BMW	MS	10/24/2016	EONIA-1D	(6,540)	(553,401)	(563,393)
BNC BANCORP	MS	8/15/2016	LIBOR-1M	(5,500)	(126,940)	(133,430)
BO HAE BREWERY	MS	11/1/2017	FEDEF-1D	(2,600)	(3,518)	(3,218)
BOBST GRP N	MS	10/24/2016	TOIS-1D	2,544	140,549	141,600
BOINGO WIRELESS INC	MS	8/15/2016	LIBOR-1M	(13,600)	(121,584)	(124,576)
BOLLORE	MS	10/24/2016	EONIA-1D	(187,400)	(631,920)	(678,434)
BOSTON PRIVATE FINANCIAL	MS	8/16/2016	LIBOR-1M	5,900	71,331	71,508
BOTA BIO CO LTD	MS	10/13/2016	FEDEF-1D	(4,719)	(47,257)	(17,354)
BOUYGUES	MS	10/24/2016	EONIA-1D	(650)	(19,542)	(19,229)
BRAMMER PLC	MS	10/24/2016	SONIA-1D	(27,000)	(25,378)	(39,318)
BRASKEM PNA	MS	10/13/2016	LIBOR-1M	1,600	6,378	9,135
BRIDGEPOINT EDUCATION INC	MS	8/16/2016	LIBOR-1M	6,400	48,384	45,632
BROOKLINE BANCP	MS	8/16/2016	LIBOR-1M	14,100	159,552	160,599
BUILD A BEAR WRK	MS	8/15/2016	LIBOR-1M	(9,500)	(133,190)	(129,485)
BURU ENERGY LTD	MS	9/13/2017	FEDEF-1D	(32,181)	(23,304)	(5,915)
C F E	MS	10/24/2016	EONIA-1D	(760)	(68,700)	(70,017)
C&C GROUP	MS	10/24/2016	EONIA-1D	10,900	44,116	43,921
CABOT MICROELECTRONICS CORP	MS	8/15/2016	LIBOR-1M	(2,300)	(105,087)	(121,026)
CALGON CARB CP	MS	8/15/2016	LIBOR-1M	(4,600)	(61,916)	(63,480)
CAMBREX CORP	MS	8/16/2016	LIBOR-1M	3,100	170,531	162,471
CAPITAL BANK FINANCIAL	MS	8/15/2016	LIBOR-1M	(4,000)	(118,040)	(119,560)
CAPITAL CITY BK	MS	8/15/2016	LIBOR-1M	(7,300)	(103,003)	(104,463)
CARDINAL FINL	MS	8/16/2016	LIBOR-1M	6,600	150,477	170,016
CARDIOME PHARMACEUTICALS CORP	MS	8/16/2016	LIBOR-1M	7,300	39,274	22,849
CARRIAGE SVCS	MS	8/15/2016	LIBOR-1M	(3,400)	(82,484)	(82,654)
CARROLS HOLDINGS CORP	MS	8/16/2016	LIBOR-1M	8,400	105,336	101,724

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CDI CORP	MS	8/15/2016	LIBOR-1M	(17,000)	$(114,920)	$(107,440)
CEBU AIR INC	MS	5/11/2017	FEDEF-1D	27,800	58,386	64,281
CECO ENV CORP	MS	8/15/2016	LIBOR-1M	(16,400)	(150,060)	(151,700)
CELADON GP	MS	8/15/2016	LIBOR-1M	(12,800)	(108,919)	(105,728)
CENTRL GAR & PET	MS	8/16/2016	LIBOR-1M	8,600	192,812	195,994
CENTURY BNCP A	MS	8/16/2016	LIBOR-1M	2,300	99,747	100,418
CERUS CORP	MS	8/15/2016	LIBOR-1M	(10,400)	(67,184)	(76,856)
CGG	MS	10/12/2016	FEDEF-1D	(7,737)	(184,403)	(184,870)
CHANG HWA BANK	MS	9/13/2016	FEDEF-1D	(52,000)	(24,500)	(27,921)
CHEMRING GROUP PLC	MS	10/12/2016	FEDEF-1D	(35,717)	(65,507)	(65,081)
CHES UTIL CP	MS	8/15/2016	LIBOR-1M	(1,100)	(72,226)	(70,477)
CHIMERIX INC	MS	8/15/2016	LIBOR-1M	(5,300)	(20,829)	(21,147)
CHINA DST ED HLD	MS	8/15/2016	LIBOR-1M	(5,800)	(63,376)	(60,204)
CHINA DVLP FIN	MS	9/13/2016	FEDEF-1D	(613,000)	(150,697)	(148,932)
CHIPSMOS TECH	MS	8/16/2016	LIBOR-1M	2,400	41,904	41,664
CHR. HANSEN HOLDING	MS	10/24/2016	CIBOR-1W	(1,740)	(111,087)	(109,475)
CIA DE DISTRIBUCION INTEGRAL	MS	10/24/2016	EONIA-1D	11,428	254,519	275,793
CIE AUTOMOTIVE SA	MS	10/24/2016	EONIA-1D	20,319	371,410	394,606
CIRCOR INTL WI	MS	8/15/2016	LIBOR-1M	(3,200)	(188,608)	(182,208)
CITI TRENDS INC	MS	8/15/2016	LIBOR-1M	(4,900)	(83,496)	(81,732)
CITIZENS & NORTH	MS	8/15/2016	LIBOR-1M	(7,600)	(158,232)	(161,956)
CITY HOLDING	MS	8/15/2016	LIBOR-1M	(2,100)	(96,285)	(98,070)
CLARKSON PLC	MS	10/24/2016	SONIA-1D	(23,271)	(560,385)	(567,779)
CLEAN ENERGY FUELS CORP	MS	8/16/2016	LIBOR-1M	14,900	51,256	44,551
CLIFTON BANCORP INC	MS	8/15/2016	LIBOR-1M	(10,300)	(155,221)	(154,294)
CLINTERNATIONAL CO. LTD	MS	10/13/2016	FEDEF-1D	(41,536)	(66,970)	(36,689)
CLOETTA B	MS	10/24/2016	STIBO-1W	4,850	17,871	17,701
CLOVIS ONCOLOGY INC	MS	8/15/2016	LIBOR-1M	(1,300)	(19,110)	(18,564)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
COEUR MINING INC	MS	8/16/2016	LIBOR-1M	13,100	$167,418	$200,692
COHERUS BIOSCIENCES INC	MS	8/15/2016	LIBOR-1M	(2,200)	(48,246)	(55,858)
COHU INC	MS	8/16/2016	LIBOR-1M	10,300	116,905	108,768
COMMERCIAL VHCLE	MS	8/16/2016	LIBOR-1M	34,200	142,362	141,588
COMTECH TELCOM	MS	8/16/2016	LIBOR-1M	3,700	49,543	48,359
CONIFER HOLDINGS INC.	MS	8/15/2016	LIBOR-1M	(4,000)	(30,640)	(32,960)
CORE MOLDING TECH	MS	8/16/2016	LIBOR-1M	6,500	95,498	103,480
COSAN LTD -CL A	MS	8/16/2016	LIBOR-1M	15,200	100,320	101,536
COUNTRYWIDE PLC	MS	10/12/2016	FEDEF-1D	(19,321)	(119,136)	(63,613)
COVESTRO AG	MS	10/24/2016	EONIA-1D	5,920	275,047	276,536
CRA INTL INC	MS	8/16/2016	LIBOR-1M	4,900	127,988	135,338
CRAFT BREW ALLIANCE INC	MS	8/15/2016	LIBOR-1M	(8,400)	(102,228)	(98,616)
CRAWFORD CO B	MS	8/16/2016	LIBOR-1M	15,600	160,836	171,288
CRIT	MS	10/12/2016	LIBOR-1M	980	62,872	65,704
CYBG PLC	MS	10/24/2016	SONIA-1D	(60,000)	(196,274)	(207,156)
D.G. KHAN CEMENT	MS	10/12/2016	FEDEF-1D	86,600	129,234	172,233
DAIMLER AG	MS	10/24/2016	EONIA-1D	(9,890)	(648,855)	(672,518)
DAKTRONICS INC	MS	8/15/2016	LIBOR-1M	(24,400)	(160,995)	(157,868)
DAQO NEW ENERGY CORP	MS	8/16/2016	LIBOR-1M	2,400	56,472	54,864
DART GROUP PLC	MS	10/24/2016	SONIA-1D	57,520	384,547	369,317
DAWSON GEOPHYSICAL CO	MS	8/16/2016	LIBOR-1M	8,700	69,625	64,815
DEL TACO RESTAURANTS INC	MS	8/15/2016	LIBOR-1M	(7,200)	(68,184)	(75,672)
DELEK US HOLDINGS INC	MS	8/15/2016	LIBOR-1M	(10,900)	(134,070)	(136,468)
DELTA APPAREL	MS	8/16/2016	LIBOR-1M	6,800	158,644	162,452
DELTIC TIMBER	MS	8/15/2016	LIBOR-1M	(2,200)	(149,732)	(151,624)
DERMA SCIENCES INC	MS	8/15/2016	LIBOR-1M	(11,800)	(49,442)	(56,286)
DERWENT LONDON PLC	MS	10/24/2016	SONIA-1D	16,566	614,065	623,276
DESTINATION XL GROUP	MS	8/15/2016	LIBOR-1M	(18,900)	(99,225)	(97,524)
DEUTSCHE BANK AG	MS	10/24/2016	EONIA-1D	(15,350)	(220,135)	(206,374)
DEUTSCHE BETEILIGUNGS AG	MS	10/24/2016	EONIA-1D	15,748	481,553	498,632
DEUTZ AG	MS	10/24/2016	EONIA-1D	5,700	23,898	26,244

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
DHI GROUP INC	MS	8/16/2016	LIBOR-1M	12,700	$83,566	$92,583
DIALOG SEMICON	MS	10/24/2016	EONIA-1D	563	18,730	18,440
DIGI INTL INC	MS	8/16/2016	LIBOR-1M	11,700	123,084	129,987
DIME COMMUNITY BANCSHARES	MS	8/16/2016	LIBOR-1M	8,400	145,236	145,320
DIOS FASTIGHETER	MS	10/24/2016	STIBO-1W	30,560	223,423	241,297
DIVERSIFIED RES	MS	11/3/2016	FEDEF-1D	(206,200)	(48,001)	(45,850)
DIXIE YARN INC	MS	8/15/2016	LIBOR-1M	(14,000)	(53,200)	(51,800)
DONG WON FISH	MS	10/13/2016	FEDEF-1D	(1,205)	(8,542)	(9,871)
DOOSAN ENGINE	MS	11/1/2017	FEDEF-1D	(11,839)	(41,863)	(47,702)
DOUGLAS DYNAMICS INC	MS	8/16/2016	LIBOR-1M	4,900	126,420	131,320
DUCOMMUN INC	MS	8/16/2016	LIBOR-1M	6,500	128,742	125,710
DX GROUP PLC	MS	10/12/2016	LIBOR-1M	196,506	61,931	38,480
DYNAMIC MATRL	MS	8/15/2016	LIBOR-1M	(6,600)	(73,854)	(67,584)
E INVESTMENT AND DEVELOPMENT CO LTD	MS	10/13/2016	FEDEF-1D	(64,241)	(56,409)	(58,060)
EASYJET PLC	MS	10/24/2016	SONIA-1D	(30,220)	(434,451)	(416,470)
ECHO GLOBAL LOGISTICS INC	MS	8/15/2016	LIBOR-1M	(6,800)	(161,397)	(168,368)
EDGEWATER TECHNOLOGY INC	MS	8/16/2016	LIBOR-1M	5,400	46,710	46,764
EL POLLO LOCO HOLDINGS INC	MS	8/15/2016	LIBOR-1M	(8,200)	(109,224)	(107,912)
ELDORADO RESORTS INC	MS	8/16/2016	LIBOR-1M	9,100	138,502	131,495
EMCORE CORP	MS	8/16/2016	LIBOR-1M	14,600	92,856	94,608
EMPLOYERS HOLDINGS INC	MS	8/16/2016	LIBOR-1M	2,700	82,890	77,004
ENCORE WIRE CP	MS	8/16/2016	LIBOR-1M	2,500	98,750	93,825
ENDOCHOICE HOLDINGS INC	MS	8/15/2016	LIBOR-1M	(12,400)	(61,256)	(66,092)
ENDOLOGIX INC	MS	8/15/2016	LIBOR-1M	(8,500)	(119,680)	(119,935)
ENTERCOM COMMUNICATIONS CORP	MS	8/16/2016	LIBOR-1M	11,900	167,552	173,859
ENTRAVISION COMM	MS	8/15/2016	LIBOR-1M	(9,500)	(67,165)	(68,970)
ENZO BIOCHEM INC	MS	8/16/2016	LIBOR-1M	18,700	115,566	130,339
ENZYMOTEC LTD	MS	8/16/2016	LIBOR-1M	3,700	31,894	33,818

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ESCALADE INC	MS	8/15/2016	LIBOR-1M	(10,200)	$(100,164)	$(109,446)
ESSENDANT INC	MS	8/15/2016	LIBOR-1M	(3,800)	(76,239)	(76,152)
ESSENTRA PLC	MS	10/12/2016	FEDEF-1D	(20,952)	(152,819)	(134,907)
ESSENTRA PLC	MS	10/24/2016	SONIA-1D	(11,400)	(95,456)	(73,196)
EUROPCAR PROM	MS	10/24/2016	EONIA-1D	(38,800)	(315,982)	(320,407)
EVOLVA HLDG SA	MS	10/24/2016	TOIS-1D	(649,298)	(516,287)	(502,877)
EXACTECH INC	MS	8/16/2016	LIBOR-1M	3,900	106,665	105,417
EXTREME NETWORKS	MS	8/16/2016	LIBOR-1M	35,700	129,948	138,873
F B D HOLDINGS	MS	10/12/2016	FEDEF-1D	(4,495)	(29,527)	(31,051)
FABRINET	MS	8/16/2016	LIBOR-1M	4,400	164,780	166,144
FAMOUS DAVE S	MS	8/15/2016	LIBOR-1M	(8,600)	(44,720)	(49,966)
FARMERS NAT BNCP	MS	8/16/2016	LIBOR-1M	10,900	99,606	104,095
FARO TECHNOLOG	MS	8/16/2016	LIBOR-1M	3,000	103,123	104,640
FBR AMP CO	MS	8/15/2016	LIBOR-1M	(5,100)	(78,132)	(76,857)
FEDERAL SIGNAL	MS	8/16/2016	LIBOR-1M	6,700	90,584	88,105
FEDERATED NATIONAL HOLDING CO	MS	8/15/2016	LIBOR-1M	(3,500)	(70,385)	(73,325)
FELCOR SUITE HTL	MS	8/15/2016	LIBOR-1M	(13,700)	(90,420)	(86,995)
FERREXPO PLC	MS	10/12/2016	LIBOR-1M	154,140	36,565	94,133
FERROVIAL SA	MS	10/24/2016	EONIA-1D	(28,040)	(576,133)	(580,448)
FIESTA RSTRN GRP	MS	8/15/2016	LIBOR-1M	(5,800)	(141,027)	(129,572)
FIFTH STRT SNR	MS	8/15/2016	LIBOR-1M	(9,500)	(78,185)	(79,800)
FIRST DEFIANCE	MS	8/16/2016	LIBOR-1M	1,800	70,200	75,042
FIRST INT BNK	MS	8/16/2016	LIBOR-1M	5,900	143,842	139,535
FIRST L I CORP	MS	8/16/2016	LIBOR-1M	2,000	59,340	60,700
FIRST REP BANCP	MS	8/15/2016	LIBOR-1M	(7,200)	(31,464)	(31,608)
FISCHER N	MS	10/24/2016	TOIS-1D	339	285,308	276,731
FLOW TRADERS	MS	10/24/2016	EONIA-1D	(1,170)	(41,023)	(41,480)
FLY LEASING LTD	MS	8/15/2016	LIBOR-1M	(4,500)	(46,575)	(55,755)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
FORESTAR GROUP INC	MS	8/15/2016	LIBOR-1M	(5,300)	$(63,706)	$(65,084)
FRANCESCAS HOLDINGS CORP	MS	8/15/2016	LIBOR-1M	(3,900)	(47,776)	(49,569)
Franklin Covey Co	MS	8/15/2016	LIBOR-1M	(4,700)	(72,051)	(77,174)
Franklin Financial Network Inc. Com Accr	MS	8/16/2016	LIBOR-1M	4,800	153,072	162,624
FRANKLIN ST PROP	MS	8/15/2016	LIBOR-1M	(5,800)	(72,384)	(74,356)
FRESNILLO PLC	MS	10/24/2016	SONIA-1D	(4,260)	(105,000)	(108,901)
FRONTLINE LTD	MS	10/24/2016	NIBOR-1W	(9,500)	(75,848)	(74,383)
FST BUSEY CORP	MS	8/16/2016	LIBOR-1M	5,766	129,389	129,908
FST MERCHANTS	MS	8/16/2016	LIBOR-1M	4,900	121,569	128,380
FutureFuel Corp Common shares	MS	8/16/2016	LIBOR-1M	8,400	93,996	96,264
GAIN CAPITAL HOLDINGS INC	MS	8/15/2016	LIBOR-1M	(14,600)	(100,594)	(98,112)
GAMCO INVESTORS INC	MS	8/15/2016	LIBOR-1M	(3,200)	(107,072)	(109,248)
GEM DIAMONDS LTD	MS	10/12/2016	LIBOR-1M	50,825	98,368	88,561
GENEL ENERGY PLC	MS	10/12/2016	FEDEF-1D	(23,603)	(34,372)	(30,552)
GENER8 MARITIME	MS	8/15/2016	LIBOR-1M	(8,500)	(48,705)	(45,220)
GENERAL FIN	MS	8/15/2016	LIBOR-1M	(11,900)	(49,980)	(51,408)
GENMARK DIAGNOSTICS INC	MS	8/15/2016	LIBOR-1M	(10,800)	(103,248)	(115,020)
GEOSPACE TECHNOLOGIES CORP	MS	8/15/2016	LIBOR-1M	(2,100)	(35,112)	(34,650)
GET SA	MS	10/12/2016	FEDEF-1D	(7,768)	(78,520)	(80,686)
GIBRALTAR INDUSTRIES INC	MS	8/16/2016	LIBOR-1M	5,400	189,108	190,512
GIGALANE	MS	10/13/2016	FEDEF-1D	(11,192)	(64,391)	(68,265)
GLOBAL BRASS AND COPPER HOLDING	MS	8/16/2016	LIBOR-1M	3,700	104,636	104,784
GLOBAL EAGLE ENTERTAINMENT	MS	8/15/2016	LIBOR-1M	(7,700)	(54,747)	(63,140)
GO-AHEAD GROUP PLC	MS	10/24/2016	SONIA-1D	7,410	181,872	179,322
GRAHAM CORP	MS	8/15/2016	LIBOR-1M	(7,100)	(149,313)	(127,942)
GRANGES	MS	10/24/2016	STIBO-1W	9,264	92,464	94,279
GRANITE OIL CORP	MS	10/14/2016	LIBOR-1M	19,500	104,757	106,939

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GREAT PORTLAND ESTATES PLC	MS	10/24/2016	SONIA-1D	34,200	$304,026	$309,459
GREEN BANCORP INC	MS	8/15/2016	LIBOR-1M	(9,700)	(88,270)	(94,866)
GREEN BRICK PARTNERS INC	MS	8/15/2016	LIBOR-1M	(9,300)	(68,541)	(65,658)
GREEN REIT	MS	10/24/2016	EONIA-1D	197,100	326,144	323,500
GREENHILL	MS	8/15/2016	LIBOR-1M	(6,900)	(123,188)	(136,827)
GUDANG GARAM TBK	MS	9/13/2016	FEDEF-1D	4,800	27,208	24,745
GW PHARMACEUTICALS PLC	MS	10/24/2016	SONIA-1D	(88,475)	(688,710)	(697,495)
HACKETT GROUP INC	MS	8/16/2016	LIBOR-1M	8,800	124,608	117,832
HAENGNAM	MS	10/13/2016	FEDEF-1D	(27,198)	(37,340)	(41,897)
HAL TRUST UNIT	MS	10/24/2016	EONIA-1D	(1,829)	(362,072)	(363,995)
HANSSEM	MS	10/13/2016	FEDEF-1D	(1,726)	(268,530)	(264,344)
HANSSEM	MS	11/1/2017	FEDEF-1D	(1,474)	(218,635)	(225,750)
HANWHA INVESTMENT & SECURITIES	MS	11/1/2017	FEDEF-1D	(15,561)	(43,310)	(43,577)
HARDINGE INC	MS	8/16/2016	LIBOR-1M	6,900	69,000	69,690
HARVARD BIOSCI	MS	8/16/2016	LIBOR-1M	19,200	52,992	54,720
HAVFISK ASA	MS	10/24/2016	NIBOR-1W	11,882	50,746	50,746
HAYNES INTL	MS	8/16/2016	LIBOR-1M	2,400	89,064	91,152
HECLA MINING CO	MS	8/16/2016	LIBOR-1M	18,400	111,320	119,416
HEIDRICK STRUGG	MS	8/16/2016	LIBOR-1M	6,400	113,408	124,544
HELIX ENERGY SOLUTIONS GROUP INC	MS	8/16/2016	LIBOR-1M	3,700	26,973	29,378
HENNES & MAURITZ B	MS	10/24/2016	STIBO-1W	(23,590)	(728,010)	(713,318)
HERITAGE INSURANCE HOLDINGS IN	MS	8/15/2016	LIBOR-1M	(5,100)	(61,710)	(63,189)
HESKA CORP	MS	8/16/2016	LIBOR-1M	2,100	91,350	89,355
HIBBETT SPORTS INC	MS	8/15/2016	LIBOR-1M	(2,700)	(98,388)	(94,284)
HOMESTREET INC	MS	8/16/2016	LIBOR-1M	5,200	105,768	115,960
ICADE	MS	10/12/2016	FEDEF-1D	(2,621)	(176,341)	(201,941)
ICU MEDICAL INC	MS	8/16/2016	LIBOR-1M	1,000	115,740	116,760
IEC ELTR	MS	8/16/2016	LIBOR-1M	21,400	97,798	110,852
IMAGINATION TECH GROUP PLC	MS	10/24/2016	SONIA-1D	(42,300)	(120,258)	(113,958)
IMMERSION CORP	MS	8/15/2016	LIBOR-1M	(16,800)	(120,456)	(126,168)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
INDEPENDENT BANK GROUP INC	MS	8/16/2016	LIBOR-1M	3,500	$148,501	$147,910
INDIVIOR PLC	MS	10/12/2016	LIBOR-1M	62,794	193,671	246,845
INFORMA PLC	MS	10/24/2016	SONIA-1D	14,500	144,545	137,058
INFRAREIT INC	MS	8/15/2016	LIBOR-1M	(4,000)	(71,240)	(70,640)
INGENIA COMMUNITIES GROUP	MS	9/13/2017	FEDEF-1D	(20,501)	(44,624)	(44,448)
INGENIA COMMUNITIES GROUP	MS	10/13/2016	FEDEF-1D	(1,400)	(3,027)	(3,035)
INGLES CL A	MS	8/16/2016	LIBOR-1M	2,400	95,880	93,192
INLAND HOMES PLC	MS	10/24/2016	SONIA-1D	261,012	231,512	219,418
INNATE PHARMA	MS	10/24/2016	EONIA-1D	32,548	396,654	389,012
INSCOBEE CO LTD	MS	10/13/2016	FEDEF-1D	(2,087)	(2,697)	(4,655)
INTELIQUENT INC	MS	8/16/2016	LIBOR-1M	4,000	79,800	82,200
INTER PARFUMS	MS	8/15/2016	LIBOR-1M	(2,800)	(78,484)	(91,112)
INTERACTIVE INTELLIGENCE GROUP INC	MS	8/15/2016	LIBOR-1M	(3,700)	(158,994)	(199,615)
INTERSECT ENT INC	MS	8/15/2016	LIBOR-1M	(3,600)	(48,708)	(57,024)
INTESA SANPAOLO	MS	10/24/2016	EONIA-1D	(74,100)	(162,342)	(163,210)
INV RE TRUST	MS	8/15/2016	LIBOR-1M	(25,100)	(158,381)	(166,162)
INVENSENSE INC	MS	8/15/2016	LIBOR-1M	(10,600)	(66,356)	(71,868)
INVENTURE FOODS INC	MS	8/15/2016	LIBOR-1M	(25,200)	(201,096)	(217,224)
INVEST TECH GRP	MS	8/15/2016	LIBOR-1M	(9,300)	(164,033)	(155,310)
INVUITY INC	MS	8/15/2016	LIBOR-1M	(8,900)	(95,052)	(91,670)
IP GROUP PLC	MS	10/24/2016	SONIA-1D	(9,300)	(19,652)	(19,403)
IROBOT CORPORATION	MS	8/15/2016	LIBOR-1M	(1,700)	(60,588)	(64,464)
ISLE OF CAPRIS CASINOS INC	MS	8/16/2016	LIBOR-1M	3,400	65,042	63,682
ISTAR INC	MS	8/15/2016	LIBOR-1M	(8,300)	(80,178)	(85,988)
ITALMOB RISP NC	MS	10/24/2016	EONIA-1D	3,580	119,878	122,240
ITAUSA PN	MS	10/13/2016	LIBOR-1M	6,400	14,365	16,476
JA SOLAR HOLDING CO LTD	MS	8/16/2016	LIBOR-1M	12,800	90,880	89,472
JD SPORTS FASHION PLC	MS	10/24/2016	SONIA-1D	47,420	770,901	789,734
JENAX INC	MS	10/13/2016	FEDEF-1D	(1,890)	(26,450)	(37,445)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
JOHNSON MATTHEY PLC	MS	10/24/2016	SONIA-1D	720	$30,704	$31,226
KAPPAHL	MS	10/24/2016	STIBO-1W	43,892	215,640	215,640
KAPSCH TRAFFIC C	MS	10/24/2016	EONIA-1D	501	19,185	20,725
KARDEX I	MS	10/24/2016	TOIS-1D	1,243	117,641	125,086
KEARNY FINANCIAL	MS	8/15/2016	LIBOR-1M	(10,619)	(138,047)	(138,259)
KERRY GROUP	MS	10/12/2016	FEDEF-1D	(1,825)	(162,864)	(156,133)
KIMBALL INTL B	MS	8/16/2016	LIBOR-1M	10,900	127,639	124,151
KNM GROUP BHD	MS	11/3/2016	FEDEF-1D	(504,200)	(58,258)	(50,792)
KNOLL INC	MS	8/16/2016	LIBOR-1M	6,000	149,160	151,500
KONA GRILL	MS	8/15/2016	LIBOR-1M	(9,700)	(107,864)	(121,250)
KOPPERS HOLDINGS INC	MS	8/16/2016	LIBOR-1M	5,400	169,182	170,748
KORDSA KORD BEZI SANAYI	MS	7/12/2017	LIBOR-1M	53,447	106,528	122,088
KRATON PERFORMANCE POLYMERS INC	MS	8/16/2016	LIBOR-1M	5,400	158,544	161,514
Kvaerner ASA	MS	10/24/2016	NIBOR-1W	338,700	325,065	318,636
L.B. FOSTER	MS	8/16/2016	LIBOR-1M	5,000	51,150	52,400
LABRADOR IRON ORE ROYALTY CORP	MS	10/14/2016	LIBOR-1M	7,900	71,031	90,521
LADDER CAPITAL CORP	MS	8/15/2016	LIBOR-1M	(6,500)	(78,910)	(84,890)
LAFARGEHOLCIM LTD	MS	10/24/2016	TOIS-1D	(2,540)	(115,632)	(120,970)
LANDEC CORP	MS	8/15/2016	LIBOR-1M	(9,900)	(108,504)	(113,850)
LATECOERE	MS	10/12/2016	FEDEF-1D	(15,661)	(65,002)	(57,409)
LEGOCHEM BIOSCIE	MS	10/13/2016	FEDEF-1D	(1,236)	(28,076)	(48,260)
LEMAITRE VASCULAR INC	MS	8/16/2016	LIBOR-1M	5,000	68,200	86,000
LHC GROUP LLC	MS	8/16/2016	LIBOR-1M	1,900	87,191	85,994
LI PENG ENT.	MS	9/13/2016	FEDEF-1D	(69,000)	(15,643)	(17,045)
LIBERTY HOLDINGS	MS	10/17/2016	LIBOR-1M	28,629	236,286	252,215
LIMELIGHT NETWORKS INC	MS	8/16/2016	LIBOR-1M	30,700	47,892	51,883
LINDT & SP PS	MS	10/24/2016	TOIS-1D	(4)	(23,521)	(23,545)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
LIQUEFIED NATURAL GAS LTD	MS	10/13/2016	FEDEF-1D	(71,878)	$(39,931)	$(33,163)
LIVE OAK BANCSHA	MS	8/15/2016	LIBOR-1M	(5,508)	(78,103)	(72,210)
LLOYDS BANKING GROUP PLC	MS	10/24/2016	SONIA-1D	(865,700)	(650,617)	(609,129)
LSB INDS INC	MS	8/15/2016	LIBOR-1M	(4,800)	(57,171)	(55,584)
LUMS NTWRK CORP	MS	8/15/2016	LIBOR-1M	(12,200)	(153,110)	(142,740)
LYDALL INC	MS	8/16/2016	LIBOR-1M	1,600	72,104	71,488
M/I HOMES INC	MS	8/16/2016	LIBOR-1M	3,900	78,351	87,945
MAINSOURCE FINANCIAL GROUP INC	MS	8/16/2016	LIBOR-1M	1,400	31,136	31,178
MAIRE TECNIMONT	MS	10/24/2016	EONIA-1D	7,100	18,782	18,067
MAKEMYTRIP LTD	MS	8/15/2016	LIBOR-1M	(7,700)	(128,090)	(144,991)
MALIBU BOATS	MS	8/15/2016	LIBOR-1M	(7,500)	(97,350)	(102,300)
MALVERN BANCORP, INC.	MS	8/16/2016	LIBOR-1M	1,900	28,975	29,754
MARCUS & MILICHP	MS	8/15/2016	LIBOR-1M	(3,000)	(79,560)	(80,370)
MARCUS CP	MS	8/16/2016	LIBOR-1M	1,800	39,132	39,870
MARLIN BUS SVC	MS	8/15/2016	LIBOR-1M	(3,000)	(50,370)	(55,080)
MARTEN TRANS	MS	8/15/2016	LIBOR-1M	(5,000)	(107,450)	(108,250)
MATAS	MS	10/24/2016	CIBOR-1W	13,003	229,641	229,641
MATRIX SERVICE	MS	8/16/2016	LIBOR-1M	1,700	28,628	28,169
MBK CO LTD	MS	10/13/2016	FEDEF-1D	(20,000)	(41,207)	(26,001)
MCBRIDE PLC	MS	10/24/2016	SONIA-1D	51,100	101,980	110,267
MCDERMOTT INTL	MS	8/16/2016	LIBOR-1M	10,000	49,000	51,800
MED FACILS UN	MS	10/14/2016	LIBOR-1M	7,325	89,757	121,186
MEDGENICS INC	MS	8/15/2016	LIBOR-1M	(8,500)	(51,765)	(49,045)
MEDIASET	MS	10/24/2016	EONIA-1D	20,800	75,906	62,976
MEDIASET ESPANA COMUNICACION SA	MS	10/12/2016	LIBOR-1M	2,344	28,857	26,930
MEDIASET ESPANA COMUNICACION SA	MS	10/24/2016	EONIA-1D	65,110	785,471	748,345
MEDICLINIC INTERNATIONAL PLC	MS	10/24/2016	SONIA-1D	(30,240)	(430,757)	(429,957)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
MEDIFAST INC	MS	8/16/2016	LIBOR-1M	3,600	$124,020	$126,792
MEDIVIR B	MS	10/24/2016	STIBO-1W	7,043	48,196	47,166
MEETME INC	MS	8/16/2016	LIBOR-1M	23,600	147,028	151,748
MERCER INTL	MS	8/16/2016	LIBOR-1M	12,400	102,300	97,836
MERCIALYS	MS	10/12/2016	FEDEF-1D	(4,945)	(106,121)	(115,505)
Mercury Systems Inc	MS	8/16/2016	LIBOR-1M	4,200	108,528	108,864
MERIT MEDIC	MS	8/16/2016	LIBOR-1M	6,600	136,488	154,704
METALL ZUG PS	MS	10/24/2016	TOIS-1D	119	348,997	350,226
METRO BANK PLC	MS	10/24/2016	SONIA-1D	(9,860)	(254,798)	(270,331)
MILACRN HLD CRP	MS	8/15/2016	LIBOR-1M	(9,500)	(139,175)	(163,590)
MODINE MANUFACTURING	MS	8/16/2016	LIBOR-1M	12,400	115,444	119,040
MONEYSUPER MARKET.COM	MS	10/24/2016	SONIA-1D	71,500	276,393	282,546
MONOTYPE IMAGING HOLDING INC	MS	8/15/2016	LIBOR-1M	(5,100)	(125,817)	(100,929)
MOTHERCARE PLC	MS	10/12/2016	FEDEF-1D	(30,780)	(57,389)	(55,983)
MULTI-COLOR CP	MS	8/15/2016	LIBOR-1M	(2,600)	(168,168)	(167,908)
NAN KANG TIRE	MS	9/13/2016	FEDEF-1D	(24,000)	(19,064)	(21,227)
NANOCO GROUP PLC	MS	10/24/2016	SONIA-1D	(301,323)	(255,300)	(288,210)
NANOCO GROUP PLC	MS	10/12/2016	FEDEF-1D	(32,418)	(20,872)	(31,095)
NAS	MS	10/24/2016	NIBOR-1W	(17,728)	(607,594)	(637,248)
NATIONAL BAK HLD	MS	8/15/2016	LIBOR-1M	(3,200)	(65,984)	(64,096)
NATIONAL STORAGE REIT	MS	9/13/2017	FEDEF-1D	(19,200)	(23,161)	(23,550)
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/15/2016	LIBOR-1M	(9,700)	(134,442)	(132,793)
NATURECELL CO LTD	MS	10/13/2016	FEDEF-1D	(17,479)	(75,474)	(93,383)
NAUTILUS INC	MS	8/16/2016	LIBOR-1M	5,500	104,115	103,620
NCC GROUP PLC	MS	10/24/2016	SONIA-1D	(160,000)	(702,123)	(688,614)
NCI INC CLASS A	MS	8/16/2016	LIBOR-1M	10,548	148,516	133,854
NEOMETALS LTD	MS	10/13/2016	FEDEF-1D	(70,102)	(23,695)	(20,773)
NETCOMM WIRELESS LTD	MS	10/13/2016	FEDEF-1D	(27,729)	(64,724)	(60,327)
NEW SENIOR INVE	MS	8/15/2016	LIBOR-1M	(12,851)	(145,088)	(154,083)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NEXANS	MS	10/24/2016	EONIA-1D	6,150	$270,193	$310,349
NIMBLE STORAGE	MS	8/15/2016	LIBOR-1M	(11,300)	(86,332)	(84,072)
NMC HEALTH PLC	MS	10/24/2016	SONIA-1D	(1,230)	(18,026)	(17,993)
NOKIA OYJ	MS	10/24/2016	EONIA-1D	(69,200)	(407,809)	(397,677)
NORTHFIELD BNCRP	MS	8/15/2016	LIBOR-1M	(4,400)	(66,088)	(65,692)
NORTHWEST PIPE	MS	8/16/2016	LIBOR-1M	3,200	35,008	36,160
NOVADAQ TECH	MS	8/15/2016	LIBOR-1M	(10,700)	(96,407)	(114,062)
NOVANTA INC	MS	8/16/2016	LIBOR-1M	6,200	99,758	97,402
NUMEREX CORP	MS	8/15/2016	LIBOR-1M	(16,600)	(133,298)	(126,658)
NV5 GLOBAL INC	MS	8/16/2016	LIBOR-1M	4,100	119,105	131,897
OBI	MS	9/13/2016	FEDEF-1D	(5,100)	(67,505)	(78,719)
OCI	MS	10/24/2016	EONIA-1D	(6,000)	(93,371)	(91,635)
OLYMPIC STEEL	MS	8/16/2016	LIBOR-1M	6,200	182,094	177,692
OMEGA PROTEIN CP	MS	8/16/2016	LIBOR-1M	6,800	143,208	153,136
OMNICELL INC	MS	8/16/2016	LIBOR-1M	2,000	72,560	77,360
ORBOTECH	MS	8/16/2016	LIBOR-1M	5,400	146,988	154,062
ORCHIDS PAPR PRO	MS	8/15/2016	LIBOR-1M	(5,300)	(190,853)	(162,763)
ORITANI FINANCIAL CORP	MS	8/16/2016	LIBOR-1M	4,200	68,460	68,124
OROCOBRE LTD	MS	10/13/2016	FEDEF-1D	(20,242)	(36,158)	(62,868)
OSI SYSTEMS	MS	8/15/2016	LIBOR-1M	(1,400)	(82,082)	(83,258)
OSRAM Licht AG Namens-Aktien	MS	10/24/2016	EONIA-1D	340	19,075	17,673
OXFORD BIOMEDICA PLC	MS	10/24/2016	SONIA-1D	(816,463)	(43,559)	(45,829)
P.T.C.L.	MS	10/12/2016	FEDEF-1D	72,000	19,644	11,313
PAC MERCANTL BK	MS	8/15/2016	LIBOR-1M	(6,800)	(47,663)	(46,444)
PACIFIC ETHANOL	MS	8/16/2016	LIBOR-1M	8,600	49,536	58,738
PAK SUZUKI MOTOR	MS	10/12/2016	FEDEF-1D	1,300	4,973	4,985
PALADIN ENERGY LTD	MS	9/13/2017	FEDEF-1D	(222,463)	(73,960)	(37,551)
PAM TRANS SVC	MS	8/15/2016	LIBOR-1M	(4,000)	(68,080)	(80,120)
PANGEN BIOTECH INC	MS	10/13/2016	FEDEF-1D	(3,708)	(59,688)	(76,600)
PAR PACIFIC HOLDINGS INC	MS	8/15/2016	LIBOR-1M	(7,800)	(120,354)	(117,000)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PARK ELEK.URE A	MS	7/12/2017	LIBOR-1M	16,613	$11,821	$11,779
PARK OHIO INDS	MS	8/15/2016	LIBOR-1M	(4,200)	(126,191)	(125,076)
PARROT PROMESSES	MS	10/24/2016	EONIA-1D	(15,819)	(245,488)	(246,018)
PATRICK INDS	MS	8/16/2016	LIBOR-1M	2,600	171,340	167,856
PC CONNECTION	MS	8/16/2016	LIBOR-1M	3,800	94,582	98,078
PERCEPTRON INC	MS	8/15/2016	LIBOR-1M	(16,700)	(82,665)	(81,496)
PERION NETWORK LTD	MS	8/16/2016	LIBOR-1M	42,192	48,943	55,693
PERRY ELLIS	MS	8/16/2016	LIBOR-1M	4,900	102,508	104,958
PETRA DIAMONDS LTD	MS	10/12/2016	FEDEF-1D	(42,727)	(70,860)	(67,927)
PEUGEOT S.A.	MS	10/24/2016	EONIA-1D	4,330	65,377	65,404
PHARMERICA CP	MS	8/16/2016	LIBOR-1M	5,000	129,550	132,800
PHH	MS	8/15/2016	LIBOR-1M	(5,700)	(80,826)	(83,277)
PHI INC	MS	8/16/2016	LIBOR-1M	1,500	28,755	28,980
PIK N PAY HLDGS	MS	10/17/2016	LIBOR-1M	11,348	30,392	31,175
PIONEER ENERGY SERVICES CORPORATION	MS	8/16/2016	LIBOR-1M	14,400	60,782	45,360
PLY GEM HOLDINGS INC	MS	8/16/2016	LIBOR-1M	6,700	103,649	102,912
PREFERRED BK LA	MS	8/16/2016	LIBOR-1M	4,200	131,272	137,214
PREMIER OIL PLC	MS	10/24/2016	SONIA-1D	368,248	342,453	309,566
PRIMO WATER CORP	MS	8/16/2016	LIBOR-1M	12,100	139,755	144,958
PRIMORIS SVCS CP	MS	8/15/2016	LIBOR-1M	(7,800)	(153,972)	(140,790)
PRO HOLDINGS INC	MS	8/15/2016	LIBOR-1M	(4,300)	(76,712)	(79,894)
Puma Biotechnology Inc	MS	8/15/2016	LIBOR-1M	(900)	(31,041)	(44,901)
Q2 HOLDINGS INC	MS	8/15/2016	LIBOR-1M	(2,900)	(80,794)	(86,072)
QINETIQ GROUP PLC	MS	10/24/2016	SONIA-1D	196,300	602,546	583,932
QUAD GRAPHIC INC	MS	8/16/2016	LIBOR-1M	7,800	196,560	197,808
QUAKER CHEM	MS	8/15/2016	LIBOR-1M	(1,700)	(155,261)	(162,622)
QUANEX BUILDING PRODUCTS CORP	MS	8/16/2016	LIBOR-1M	6,800	138,176	135,932
QUIDEL CORP	MS	8/15/2016	LIBOR-1M	(9,000)	(177,300)	(205,200)
RADIANT LOGISTICS INC	MS	8/15/2016	LIBOR-1M	(18,800)	(59,408)	(59,408)
RADWARE LTD	MS	8/15/2016	LIBOR-1M	(12,100)	(147,136)	(148,951)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
RAIN INDUSTRIES LTD	MS	10/12/2016	FEDEF-1D	13,907	$13,086	$7,216
RANK GROUP PLC	MS	10/24/2016	SONIA-1D	47,200	147,216	139,031
RATHBONE BROTHERS PLC	MS	10/12/2016	FEDEF-1D	(2,410)	(67,716)	(57,879)
RAYONR ADV MTRL	MS	8/16/2016	LIBOR-1M	8,300	117,611	114,291
RCI HOSPITALITY HOLDINGS INC	MS	8/16/2016	LIBOR-1M	5,899	61,468	62,824
RE/MAX HLDGS INC	MS	8/16/2016	LIBOR-1M	2,800	114,660	121,296
REALIA BUSINESS	MS	10/12/2016	LIBOR-1M	63,739	71,600	69,454
RECIPHARM	MS	10/24/2016	STIBO-1W	(1,480)	(23,312)	(23,891)
RESOLUTE FOREST PRODUCTS	MS	8/15/2016	LIBOR-1M	(10,300)	(55,105)	(56,856)
RESOURCES GLOBAL PROFESSIONALS	MS	8/16/2016	LIBOR-1M	5,500	83,820	81,950
RHOEN KLINIKUM	MS	10/24/2016	EONIA-1D	13,330	386,674	392,710
RIETER N	MS	10/24/2016	TOIS-1D	1,238	254,791	260,928
RIGNET INC	MS	8/15/2016	LIBOR-1M	(3,700)	(48,951)	(44,215)
ROCKET INTERNET SE	MS	10/24/2016	EONIA-1D	(3,177)	(64,310)	(65,908)
ROGERS SUGAR INC	MS	10/14/2016	LIBOR-1M	23,100	100,753	109,874
ROYAL BANK OF SCOTLAND GROUP	MS	10/24/2016	SONIA-1D	(294,100)	(758,053)	(749,098)
ROYAL UNIBREW	MS	10/24/2016	CIBOR-1W	440	19,337	20,237
RTI SURGICAL INC	MS	8/16/2016	LIBOR-1M	15,500	58,125	50,375
RUDOLPH TECHNOLOGIES INC	MS	8/16/2016	LIBOR-1M	10,800	169,884	190,296
RUENTEX DEVELOPMENT	MS	9/13/2016	FEDEF-1D	(21,000)	(25,007)	(25,116)
RURAL ELECTRIFICATION CORPORATION LTD.	MS	10/12/2016	FEDEF-1D	101,507	361,903	321,178
RUTH’S HOSPITALITY GROUP INC	MS	8/16/2016	LIBOR-1M	7,700	124,124	122,969
RYERSON HOLDING CORP	MS	8/16/2016	LIBOR-1M	4,800	85,336	69,312
SAFEGUARD SCIEN	MS	8/15/2016	LIBOR-1M	(8,500)	(104,550)	(109,820)
SAFESTORE HOLDINGS PLC	MS	10/24/2016	SONIA-1D	99,800	476,379	489,902
SAFETY INS GP	MS	8/15/2016	LIBOR-1M	(1,200)	(76,512)	(76,440)
SAMSUNG C&T CORP	MS	11/1/2017	FEDEF-1D	(839)	(95,708)	(101,228)
SAMSUNG ENG	MS	10/13/2016	FEDEF-1D	(28,278)	(242,032)	(266,904)
SAMSUNG ENG	MS	11/1/2017	FEDEF-1D	(7,074)	(58,488)	(66,769)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SAMSUNG HEAVY	MS	11/1/2017	FEDEF-1D	(2,988)	$(22,902)	$(26,446)
SANFILIPP & SON	MS	8/16/2016	LIBOR-1M	1,500	65,910	70,005
SBM OFFSHORE	MS	10/24/2016	EONIA-1D	(1,950)	(26,032)	(26,053)
SCANDI STANDARD	MS	10/24/2016	STIBO-1W	8,033	58,729	60,608
SCICLONE	MS	8/16/2016	LIBOR-1M	6,800	90,984	71,808
SEACHANGE INTL	MS	8/15/2016	LIBOR-1M	(8,400)	(27,636)	(26,880)
SEEGENE	MS	11/1/2017	FEDEF-1D	(314)	(8,255)	(10,149)
SERCO GROUP PLC	MS	10/12/2016	FEDEF-1D	(78,631)	(131,823)	(124,851)
SEVEN WEST MEDIA LTD	MS	10/13/2016	LIBOR-1M	218,317	169,559	169,514
SGL CARBON SE	MS	10/24/2016	EONIA-1D	(12,570)	(148,690)	(153,117)
SHENANDOAH TEL	MS	8/16/2016	LIBOR-1M	2,900	120,814	119,132
SHORETEL INC	MS	8/15/2016	LIBOR-1M	(16,800)	(124,488)	(123,312)
SIERRA BANCORP	MS	8/16/2016	LIBOR-1M	5,000	83,500	89,400
SIGMA DESIGNS	MS	8/15/2016	LIBOR-1M	(11,500)	(80,500)	(77,050)
SIGMA PHARMACEUTICALS LTD	MS	10/13/2016	LIBOR-1M	145,630	125,953	141,481
SILICON MOTION	MS	8/16/2016	LIBOR-1M	1,900	101,289	98,230
SILVER SPRING NETWORKS INC	MS	8/16/2016	LIBOR-1M	5,300	65,561	66,621
SIRIUS MINERALS PLC	MS	10/24/2016	SONIA-1D	(112,600)	(39,657)	(39,875)
SIS	MS	9/13/2016	FEDEF-1D	(37,000)	(7,053)	(7,785)
SK CHEMICALS	MS	11/1/2017	FEDEF-1D	(3,258)	(209,116)	(193,789)
SMARK CO LTD	MS	10/13/2016	FEDEF-1D	(2,100)	(3,356)	(10,789)
SOITEC	MS	10/24/2016	EONIA-1D	25,500	20,527	20,813
SPARK NETWORKS	MS	8/15/2016	LIBOR-1M	—	(8,892)	(9,256)
SPARK NETWORKS	MS	8/15/2016	LIBOR-1M	—	8,892	9,256
SPARTON CORP	MS	8/15/2016	LIBOR-1M	(5,500)	(127,435)	(114,455)
SPEEDCAST INTERNATIONAL LTD	MS	10/13/2016	FEDEF-1D	(21,123)	(64,821)	(61,484)
STAAR SURG NEW	MS	8/15/2016	LIBOR-1M	(12,200)	(76,982)	(83,448)
STAGE STORES	MS	8/15/2016	LIBOR-1M	(12,100)	(66,792)	(71,753)
STANDARD CHARTERED PLC	MS	10/24/2016	SONIA-1D	(23,200)	(189,512)	(185,693)
STEIN MART	MS	8/15/2016	LIBOR-1M	(22,500)	(180,675)	(193,500)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
STONERIDGE	MS	8/16/2016	LIBOR-1M	8,100	$127,008	$135,108
STRATTEC SEC	MS	8/15/2016	LIBOR-1M	(1,800)	(78,930)	(80,280)
SUN HYDRAULICS	MS	8/15/2016	LIBOR-1M	(4,300)	(129,817)	(129,860)
SUNEDISON SEMICONDUCTOR PTE	MS	8/15/2016	LIBOR-1M	(12,300)	(73,062)	(79,335)
SUPER MICRO COMPUTER INC	MS	8/15/2016	LIBOR-1M	(3,500)	(72,879)	(75,425)
SUPREME INDS INC	MS	8/16/2016	LIBOR-1M	8,900	123,799	149,520
SVG_CAPITAL	MS	10/24/2016	SONIA-1D	94,094	671,413	685,738
SW BANCORP	MS	8/15/2016	LIBOR-1M	(5,500)	(96,305)	(106,810)
SWH CO LTD	MS	10/13/2016	FEDEF-1D	(2,460)	(18,742)	(15,289)
SYKES ENTERPRIS	MS	8/16/2016	LIBOR-1M	5,000	151,000	153,450
SYMRISE AG	MS	10/24/2016	EONIA-1D	(3,580)	(255,127)	(252,325)
SYNERGY RES CORP	MS	8/15/2016	LIBOR-1M	(2,900)	(19,140)	(18,879)
TAISHIN FHC	MS	9/13/2016	FEDEF-1D	(485,000)	(187,012)	(194,364)
TAIWAN COOPERATIVE FINANCIAL	MS	8/11/2016	FEDEF-1D	(2,000)	(845)	(936)
TALGO SA	MS	10/12/2016	FEDEF-1D	(7,326)	(41,199)	(35,575)
TANGOE INC/CT	MS	8/15/2016	LIBOR-1M	(10,200)	(79,764)	(82,518)
TARGET HEALTHCARE REIT LTD	MS	10/12/2016	FEDEF-1D	(16,302)	(24,110)	(24,294)
TATUNG CO LTD	MS	9/13/2016	FEDEF-1D	(270,000)	(42,572)	(45,226)
TEAM INC	MS	8/15/2016	LIBOR-1M	(5,800)	(157,332)	(160,138)
TENNANT CO	MS	8/15/2016	LIBOR-1M	(2,600)	(147,134)	(166,608)
TESCO CORP	MS	8/15/2016	LIBOR-1M	(12,900)	(87,720)	(85,269)
TESCO PLC	MS	10/24/2016	SONIA-1D	(66,500)	(141,870)	(137,336)
TESCO PLC	MS	10/12/2016	FEDEF-1D	(23,355)	(68,788)	(48,370)
TETHYS OIL	MS	10/24/2016	STIBO-1W	24,648	171,551	162,181
TETRA TECH	MS	8/16/2016	LIBOR-1M	18,400	113,896	110,584
THERMON GROUP HOLDINGS INC	MS	8/15/2016	LIBOR-1M	(8,500)	(176,290)	(171,530)
TIMKENSTEEL CORP	MS	8/16/2016	LIBOR-1M	3,300	34,782	33,066
TPG TELECOM LTD	MS	10/13/2016	FEDEF-1D	(29,114)	(250,459)	(280,224)
TPG TELECOM LTD	MS	9/13/2017	FEDEF-1D	(25,678)	(224,583)	(247,152)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TRAIS CO LTD	MS	10/13/2016	FEDEF-1D	(5,012)	$(11,503)	$(10,421)
TRAIS CO LTD	MS	11/1/2017	FEDEF-1D	(3,000)	(7,107)	(6,237)
TRANSCONTINENTAL INC	MS	10/14/2016	LIBOR-1M	11,900	166,395	171,445
TRANSGLOBE EGY	MS	10/14/2016	LIBOR-1M	43,223	57,554	70,184
TRIPLE-S MANAGEMENT CORP	MS	8/16/2016	LIBOR-1M	5,600	143,416	139,160
TRITON INTERNATIONAL LTD/BER	MS	8/16/2016	LIBOR-1M	3,000	46,620	50,370
TROY RESOURCES LTD	MS	10/13/2016	FEDEF-1D	(138,822)	(65,658)	(54,155)
TRUECAR INC	MS	8/15/2016	LIBOR-1M	(5,000)	(44,600)	(46,850)
TUNGSTEN CORP PLC	MS	10/24/2016	SONIA-1D	(237,203)	(138,169)	(166,431)
TUNGSTEN CORP PLC	MS	10/12/2016	FEDEF-1D	(56,927)	(59,343)	(40,055)
TWIN DISC INC	MS	8/15/2016	LIBOR-1M	(6,400)	(71,168)	(60,352)
UFLEX LIMITED	MS	10/12/2016	FEDEF-1D	18,959	51,436	69,063
UNIFI INC	MS	8/16/2016	LIBOR-1M	4,300	117,390	116,229
UNITED FINANCIAL BANCORP	MS	8/15/2016	LIBOR-1M	(5,400)	(70,891)	(71,010)
UNIV ELECTRONIC	MS	8/15/2016	LIBOR-1M	(1,300)	(96,746)	(100,542)
UNIVERSAL FOR	MS	8/16/2016	LIBOR-1M	1,300	130,182	140,556
UNIVERSAL LOGISTICS HOLDINGS I	MS	8/15/2016	LIBOR-1M	(8,500)	(116,450)	(127,075)
USA TRUCK INC	MS	8/15/2016	LIBOR-1M	(6,000)	(115,260)	(115,680)
UTD CMNTY BK GA	MS	8/16/2016	LIBOR-1M	6,800	127,092	130,832
UTD MOBILE HOME	MS	8/16/2016	LIBOR-1M	5,600	70,392	69,216
VALLOUREC	MS	10/24/2016	EONIA-1D	(185,300)	(673,110)	(674,768)
VEDANTA RESOURCES PLC	MS	10/24/2016	SONIA-1D	26,400	176,326	200,436
VERTU MOTORS PLC	MS	10/12/2016	LIBOR-1M	170,373	156,021	109,135
VERTU MOTORS PLC	MS	10/24/2016	SONIA-1D	747,867	455,429	477,706
VIRTUS INVT PRTNRS INC	MS	8/15/2016	LIBOR-1M	(1,931)	(148,610)	(162,764)
VITAMIN SHOPPE INC	MS	8/15/2016	LIBOR-1M	(2,700)	(85,590)	(79,002)
VOCERA COMMUNICATIONS INC	MS	8/16/2016	LIBOR-1M	7,400	101,824	109,446
VOCUS COMMUNICATIONS LTD	MS	9/13/2017	FEDEF-1D	(5,437)	(25,031)	(36,424)
VOCUS COMMUNICATIONS LTD	MS	10/13/2016	FEDEF-1D	(5,050)	(28,781)	(33,831)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
VOLKSWAGEN	MS	10/24/2016	EONIA-1D	(1,053)	$(154,580)	$(156,170)
VOLKSWAGEN AG VZ	MS	10/24/2016	EONIA-1D	(4,029)	(556,096)	(566,682)
VONOVIA SE	MS	10/24/2016	EONIA-1D	(980)	(38,289)	(38,842)
VSE CORP	MS	8/16/2016	LIBOR-1M	1,000	68,980	63,560
VZ HOLDING N	MS	10/24/2016	TOIS-1D	(2,152)	(639,461)	(644,461)
WABASH NATL CORP	MS	8/16/2016	LIBOR-1M	9,000	120,240	130,320
WALLENSTAM B	MS	10/24/2016	STIBO-1W	27,700	233,595	241,882
WALMART DE MEX V	MS	12/5/2016	FEDEF-1D	29,000	67,413	66,223
WCI COMMUNITIES INC	MS	8/15/2016	LIBOR-1M	(6,000)	(110,160)	(100,980)
WEST MARINE	MS	8/15/2016	LIBOR-1M	(6,200)	(52,638)	(54,312)
WESTERN AREAS LTD	MS	10/13/2016	FEDEF-1D	(10,925)	(21,140)	(22,375)
WESTFIELD FINL	MS	8/16/2016	LIBOR-1M	4,500	35,100	35,415
WHA CORPORATION	MS	10/11/2017	FEDEF-1D	(223,900)	(20,105)	(20,303)
WHITBREAD PLC	MS	10/24/2016	SONIA-1D	(9,330)	(454,255)	(476,645)
WHITBREAD PLC	MS	10/12/2016	FEDEF-1D	(5,890)	(316,156)	(301,757)
WILLBROS GRP	MS	8/16/2016	LIBOR-1M	13,300	34,846	27,265
WINMARK CORP	MS	8/15/2016	LIBOR-1M	(400)	(39,236)	(40,228)
WOLTERS KLUWER	MS	10/24/2016	EONIA-1D	6,390	271,067	268,806
WOORI TECH INV	MS	10/13/2016	FEDEF-1D	(20,588)	(14,980)	(13,658)
WOORIDUL HUEBRAIN LTD	MS	10/13/2016	FEDEF-1D	(8,989)	(25,090)	(57,229)
WORKIVA INC	MS	8/15/2016	LIBOR-1M	(11,700)	(163,030)	(163,098)
WORKSPACE GROUP	MS	10/24/2016	SONIA-1D	33,600	315,618	313,594
WPP PLC	MS	10/24/2016	SONIA-1D	2,550	57,254	57,321
WUESTENR&WUERT N	MS	10/24/2016	EONIA-1D	21,172	398,626	414,604
XAAR PLC	MS	10/12/2016	LIBOR-1M	2,192	13,865	14,456
XO GROUP INC	MS	8/16/2016	LIBOR-1M	3,800	67,070	69,274
YADKIN FINANCIAL CORP	MS	8/15/2016	LIBOR-1M	(5,400)	(138,672)	(136,026)
YOOX NET-A-PORTER GROUP	MS	10/24/2016	EONIA-1D	(16,700)	(463,484)	(467,533)
YOWIE GROUP LTD	MS	10/13/2016	FEDEF-1D	(81,693)	(63,170)	(47,497)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
YRC WORLDWIDE INC	MS	8/16/2016	LIBOR-1M	8,300	$81,755	$98,521
YUJIN ROBOT CO LTD	MS	11/1/2017	FEDEF-1D	(1,999)	(7,846)	(7,983)
ZAGG INC	MS	8/16/2016	LIBOR-1M	13,500	70,335	85,455
ZALANDO SE	MS	10/24/2016	EONIA-1D	(1,020)	(36,911)	(38,688)
ZELTIQ AESTHETICS INC	MS	8/15/2016	LIBOR-1M	(3,900)	(116,454)	(132,405)
ZODIAC AEROSPACE	MS	10/24/2016	EONIA-1D	(13,320)	(302,689)	(300,082)
ZUMIEZ INC	MS	8/15/2016	LIBOR-1M	(4,600)	(71,852)	(78,108)
ZURICH INSURANCE GROUP AG	MS	10/24/2016	TOIS-1D	(1,810)	(437,746)	(435,316)

						$7,543,005

For the period ended July 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI EAFE	49	Sep-2016	$108,761
MSCI Emerging Markets	69	Sep-2016	209,498
S&P 500 Index E-MINI	(27)	Sep-2016	(106,041)
U.S. 10-Year Treasury Note	62	Sep-2016	157,178

			$369,396

For the period ended July 31, 2016, the total amount of all open futures contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $485,525,303.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Security considered Master Limited Partnership. At July 31, 2016, these securities amounted to $137,710 or 0.0% of net assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $431,598,542, and the unrealized appreciation and depreciation were $17,133,056 and $(20,143,901), respectively.
††	At July 31, 2016, the tax basis cost of the Fund’s securities sold short was $88,970,460, and the unrealized appreciation and depreciation were $6,016,754 and $(8,505,571), respectively.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EONIA — Euro OverNight Index Average

ETF — Exchange Traded Fund

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LTD — Limited

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

PLC — Public Limited Company

S&P — Standard & Poor’s

SONIA — Sterling Over Night Index Average

SPDR — Standard & Poor’s Depositary Receipt

STIBO — Stockholm Interbank Offered Rate

TOIS — Tom/Next Indexed Swaps

USD — United States Dollar

The following is a list of the inputs used as of July 31, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$285,531,279	$—	$—	$285,531,279
Common Stock	103,528,372	—	—	103,528,372
U.S. Treasury Obligations	—	39,524,082	—	39,524,082
Rights	3,297	—	—	3,297
Warrant	—	667	—	667

Total Investments in Securities	$389,062,948	$39,524,749	$—	$428,587,697

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(86,765,995)	$—	$—	$(86,765,995)
Registered Investment Companies	(4,693,282)	—	—	(4,693,282)

Total Securities Sold Short	$(91,459,277)	$—	$—	$(91,459,277)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2016
(unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$79,655	$—	$—	$79,655
Written Options	(1,688,328)	—	—	(1,688,328)
Futures Contracts *
Unrealized Appreciation	475,437	—	—	475,437
Unrealized Depreciation	(106,041)	—	—	(106,041)
Total Return Swaps *
Unrealized Appreciation	—	49,659,545	—	49,659,545
Unrealized Depreciation	—	(42,116,540)	—	(42,116,540)

Total Other Financial Instruments	$(1,239,277)	$7,543,005	$—	$6,303,728

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2016
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 33.2%
	Shares	Value
OPEN-END FUNDS — 33.2%
AQR Risk-Balanced Commodities Fund	4,789,578	$31,563,320
PIMCO CommoditiesPlus Strategy, Cl Institutional	5,032,097	28,733,274

Total Registered Investment Companies (Cost $73,339,887)		60,296,594

COMMON STOCK — 31.6%
	Shares	Value
ENERGY — 30.1%
Buckeye Partners LP (A)	30,300	2,183,418
Columbia Pipeline Partners (A)	54,350	813,619
DCP Midstream Partners LP (A)	41,900	1,402,393
Enbridge	14,900	612,837
Enbridge Energy Management *	91,174	2,107,031
Energy Transfer Equity LP (A)	97,500	1,617,525
Energy Transfer Partners LP (A)	80,993	3,199,223
Enterprise Products Partners LP (A)	155,200	4,418,544
Equities GP Holdings	36,250	915,312
Equities Midstream Partners (A)	29,850	2,382,328
Golar LNG Partners LP (A)	34,370	656,467
Hoegh LNG Partners LP (A)	12,300	234,684
Kinder Morgan	42,802	870,165
Magellan Midstream Partners	37,750	2,750,465
MPLX (A)	71,097	2,307,098
NuStar Energy LP (A)	6,900	346,035
ONEOK	60,600	2,714,274
ONEOK Partners LP (A)	53,025	2,133,196
PBF Logistics (A)	19,600	432,180
Phillips 66 Partners LP (A)	28,250	1,511,375
Plains GP Holdings, Cl A	187,300	1,989,126
SemGroup, Cl A	11,404	330,260
Shell Midstream Partners	49,250	1,601,118

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
Spectra Energy	48,400	$1,740,948
Spectra Energy Partners (A)	49,350	2,405,319
Sunoco Logistics Partners	68,800	1,986,944
Tallgrass Energy GP, Cl A	93,800	2,186,478
Targa Resources	36,300	1,352,538
TC Pipelines LP (A)	6,600	367,554
Tesoro Logistics LP	10,600	516,962
TransCanada	16,100	746,235
Valero Energy Partners (A)	5,800	247,138
VTTI Energy Partners (A)	32,300	640,832
Western Gas Equity Partners LP (A)	14,280	533,501
Western Gas Partners LP (A)	63,000	3,209,850
Williams Partners	34,900	1,303,166

		54,766,138

FINANCIALS — 0.3%
InfraREIT ‡	34,100	602,206

INDUSTRIALS — 0.8%
Macquarie Infrastructure	20,100	1,540,665

UTILITIES — 0.4%
8Point3 Energy Partners, Cl A	14,600	241,338
NRG Yield, Cl A	23,100	396,858

		638,196

Total Common Stock (Cost $57,566,020)		57,547,205

U.S. TREASURY OBLIGATIONS — 30.3%
	Face Amount	Value
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,984,513	2,877,415
3.625%, 04/15/28	861,486	1,198,542
2.500%, 01/15/29	1,286,781	1,642,691
2.375%, 01/15/25	1,102,425	1,318,877
2.375%, 01/15/27	726,675	895,475
2.125%, 02/15/40	805,830	1,082,561

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2016
(unaudited)

U.S. TREASURY OBLIGATIONS — continued
		Face Amount	Value
2.125%, 02/15/41		$1,071,779	$1,453,069
2.000%, 01/15/26		859,377	1,013,975
1.750%, 01/15/28		808,445	951,986
1.375%, 07/15/18		206,101	214,503
1.375%, 01/15/20		527,697	560,348
1.375%, 02/15/44		612,289	732,651
1.250%, 07/15/20		1,206,219	1,289,382
1.125%, 01/15/21		1,273,924	1,356,048
1.000%, 02/15/46		538,376	595,335
0.750%, 02/15/42		1,025,969	1,065,017
0.750%, 02/15/45		1,509,881	1,575,172
0.625%, 07/15/21		5,361,477	5,622,849
0.625%, 01/15/24		2,734,618	2,868,535
0.625%, 01/15/26		2,239,476	2,340,373
0.625%, 02/15/43		1,808,321	1,828,265
0.375%, 07/15/23		2,090,428	2,161,933
0.375%, 07/15/25		2,198,297	2,275,809
0.250%, 01/15/25		2,520,486	2,571,947
0.125%, 04/15/18		647,459	652,931
0.125%, 04/15/19		4,454,711	4,522,169
0.125%, 04/15/20		3,893,139	3,962,943
0.125%, 04/15/21		855,000	872,233
0.125%, 01/15/22		26,536	26,983
0.125%, 07/15/22		454,431	463,733
0.125%, 01/15/23		2,584,257	2,618,713
0.125%, 07/15/24		2,469,682	2,503,447

Total U.S. Treasury Obligations (Cost $53,801,863)			55,115,910

SOVEREIGN DEBT — 1.1%
		Face Amount(1)	Value
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/23	EUR	773,418	932,593
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/23	EUR	46,410	61,188
2.550%, 09/15/41	EUR	77,291	116,619
2.350%, 09/15/24 (B)	EUR	630,154	818,594
2.100%, 09/15/16	EUR	4,879	5,463
1.250%, 09/15/32 (B)	EUR	102,204	123,841
Spain Government Inflation Linked Bond
0.550%, 11/30/19 (B)	EUR	724	834

SOVEREIGN DEBT — continued
		Value
Total Sovereign Debt (Cost $2,074,052)		$2,059,132

PREFERRED STOCK (C) — 0.4%
	Shares	Value
UNITED STATES — 0.4%
Anadarko Petroleum * (Cost $717,628)	18,630	708,685

CORPORATE OBLIGATION — 0.0%
	Face Amount	Value
ENERGY — 0.0%
California Resources
6.000%, 11/15/24 (Cost $40,826)	$45,000	19,350

Total Investments — 96.6% (Cost $187,540,276) †		$175,746,876

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
	Notional Amount/ Contracts	Value
CHF/NOK Currency, Expires 08/02/16, Strike Price $7.720	900,000	$—
EUR/USD Currency, Expires 11/03/16, Strike Price $1.020	1,015,000	1,112
EUR/USD Currency, Expires 11/03/16, Strike Price $1.088	1,015,000	—
EURO$ 1-Year Interest Rate, Expires 09/17/16, Strike Price $98.750	61	1,525
EURO$ 1-Year Interest Rate, Expires 09/17/16, Strike Price $98.250	61	381
U.S. 10-Year Bond Future Option, Expires 11/19/16, Strike Price $128.500	21	8,203
U.S. 10-Year Bond Future Option, Expires 08/20/16, Strike Price $170.000	9	4,781
U.S. 10-Year Bond Future Option, Expires 08/20/16, Strike Price $133.500	28	13,125

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2016
(unaudited)

PURCHASED OPTIONS/SWAPTIONS — continued
	Notional Amount	Value
USD/CAD Currency, Expires 11/19/16, Strike Price $1.420	1,155,000	$1,481
USD/CAD Currency, Expires 11/19/16, Strike Price $1.315	1,155,000	15,345
USD/JPY Currency, Expires 08/05/16, Strike Price $104.800	780,000	21,973
USD/JPY Currency, Expires 08/05/16, Strike Price $104.800	780,000	506
USD/JPY Currency, Expires 08/05/16, Strike Price $110.000	1,170,000	7
USD/MXN Currency, Expires 11/03/16, Strike Price $19.870	1,155,000	13,304
USD/MXN Currency, Expires 11/03/16, Strike Price $18.290	1,155,000	52,635

Total Purchased Options/ Swaptions — 0.0% (Cost $206,750)		$134,378

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
	Notional Amount/ Contracts	Value
EUR/USD Currency, Expires 11/03/16, Strike Price $1.055	(2,030,000)	$(6,000)
EURO$ 1-Year Interest Rate, Expires 09/17/16, Strike Price $98.500	(122)	(762)
EURO$ 2-Year Interest Rate, Expires 09/17/16, Strike Price $98.880	(60)	(10,500)
USD/CAD Currency, Expires 11/03/16, Strike Price $1.365	(2,310,000)	(9,934)
USD/JPY Currency, Expires 08/01/16, Strike Price $104.800	(590,000)	(16,139)
USD/JPY Currency, Expires 08/01/16, Strike Price $104.800	(590,000)	(2)
USD/MXN Currency, Expires 11/03/16, Strike Price $19.000	(2,310,000)	(57,832)

Total Written Options/ Swaptions — 0.0% (Proceeds $115,065)		$(101,169)

For the period ended July 31, 2016, the total amount of all open purchased and written options/swaptions, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

A list of the open futures contracts held by the Fund at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bobl	(2)	Sep-2016	$(2,525)
Euro-BTP	(9)	Sep-2016	(36,497)
Euro-Bund	(7)	Sep-2016	(23,106)
Ultra 10-Year U.S. Treasury Note	(2)	Sep-2016	(2,743)
U.S. 10-Year Treasury Note	8	Sep-2016	(3,059)
U.S. 2-Year Treasury Note	(30)	Sep-2016	(4,841)
U.S. 5-Year Treasury Note	31	Sep-2016	9,021
U.S. Long Treasury Bond	3	Sep-2016	8,012
U.S. Ultra Long Treasury Bond	(13)	Sep-2016	(167,347)

			$(223,085)

For the period ended July 31, 2016, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
9/26/16	EUR	80,000	JPY	9,100,136	$(275)
8/2/16-9/6/16	EUR	4,042,000	USD	4,501,867	(20,524)
8/3/16-9/6/16	GBP	129,000	USD	172,205	1,466
9/26/16	JPY	9,111,468	EUR	80,000	163
8/2/16-8/3/16	USD	337,426	EUR	300,000	(2,019)
9/2/16	USD	105,000	JPY	10,703,730	26

					$(21,163)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Bank of America	$(9,270)	$9,224	$(46)
BNP Paribas	(89,662)	89,388	(274)
Citigroup	(27,953)	27,756	(197)
Goldman Sachs	(250,341)	252,375	2,034
JPMorgan Chase Bank	(2,672,127)	2,659,539	(12,588)
Royal Bank of Canada	(2,092,714)	2,081,142	(11,572)
State Street	(172,650)	174,130	1,480

			$(21,163)

For the period ended July 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2016
(unaudited)

A list of the open swap agreements held by the Fund at July 31, 2016, is as follows:

			Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Morgan Stanley	0.73%	CPTFEM U + 0 bps	01/18/21	700,000	$—	$(108,734)	$—	$(108,734)
Morgan Stanley	CPTFEM U + 0 bps	1.15%	01/18/26	700,000	—	124,763	124,763	—
Goldman Sachs	1.32%	3 Month LIBOR	11/30/20	2,080,000	35	(46,380)	—	(46,345)

					$35	$(30,351)	$124,763	$(155,079)

For the period ended July 31, 2016, the total amount of all open swap agreements, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $181,886,053.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At July 31, 2016, these securities amounted to $31,042,279 or 17.1% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Interest rate unavailable.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $187,540,276, and the unrealized appreciation and depreciation were $5,785,677 and $(17,579,077), respectively.

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CPTFEMU — Eurostat Eurozone Harmonized Index of Consumer Prices Ex Tobacco Unrevised Series NSA Index

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

LP — Limited Partnership

MXN — Mexican Peso

NOK — Norwegian Krone

USD — U.S. Dollar

The following is a list of the inputs used as of July 31, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$60,296,594	$—	$—	$60,296,594
Common Stock	57,547,205	—	—	57,547,205
U.S. Treasury Obligations	—	55,115,910	—	55,115,910
Sovereign Debt	—	2,059,132	—	2,059,132
Preferred Stock	708,685	—	—	708,685
Corporate Obligation	—	19,350	—	19,350

Total Investments in Securities	$118,552,484	$57,194,392	$—	$175,746,876

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/ Swaptions	$—	$134,378	$—	$134,378
Written Options/ Swaptions	—	(101,169)	—	(101,169)
Futures Contracts *
Unrealized Appreciation	17,033	—	—	17,033
Unrealized Depreciation	(240,118)	—	—	(240,118)
Forwards Contracts *
Unrealized Appreciation	—	1,655	—	1,655
Unrealized Depreciation	—	(22,818)	—	(22,818)
Interest Rate Swaps *
Unrealized Appreciation	—	124,763	—	124,763
Unrealized Depreciation	—	(155,114)	—	(155,114)

Total Other Financial Instruments	$(223,085)	$(18,305)	$—	$(241,390)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2016, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016